UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22128

FocusShares Trust

(Exact name of registrant as specified in charter)

700 Maryville Centre Drive

St. Louis, MO 63141

(Address of principal executive offices) (Zip code)

Scott Golde

700 Maryville Centre Drive

St. Louis, MO 63141

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (314) 965-1555

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 11.6%
103	Aaron's, Inc.	$3,021
111	Abercrombie & Fitch Co., Class A	3,752
99	Advance Auto Parts, Inc.	6,945
115	Aeropostale, Inc.*	2,268
481	Amazon.com, Inc.*	112,217
68	AMC Networks, Inc., Class A*	2,948
252	American Eagle Outfitters, Inc.	5,247
166	Apollo Group, Inc., Class A*	4,515
193	Ascena Retail Group, Inc.*	3,540
59	AutoNation, Inc.*	2,326
38	AutoZone, Inc.*	14,259
67	Bally Technologies, Inc.*	2,929
317	Bed Bath & Beyond, Inc.*	19,321
418	Best Buy Co., Inc.	7,562
105	Big Lots, Inc.*	4,254
157	BorgWarner, Inc.*	10,535
117	Brinker International, Inc.	3,792
139	Brunswick Corp.	3,057
34	Buffalo Wild Wings, Inc.*	2,468
77	Cabela's, Inc.*	3,537
321	Cablevision Systems Corp., Class A	4,924
314	CarMax, Inc.*	8,739
548	Carnival Corp.	18,237
70	Carter's, Inc.*	3,547
830	CBS Corp., Class B	27,772
52	Charter Communications, Inc., Class A*	4,000
91	Cheesecake Factory, Inc./The*	3,050
245	Chico's FAS, Inc.	3,753
44	Chipotle Mexican Grill, Inc.*	12,863
197	Cinemark Holdings, Inc.	4,606
396	Coach, Inc.	19,535
46	Coinstar, Inc.*	2,185
2,855	Comcast Corp., Class A	92,930
800	Comcast Corp., Special, Class A	25,544
52	Cracker Barrel Old Country Store, Inc.	3,258
446	D.R. Horton, Inc.	7,863
251	Dana Holding Corp.	3,308
184	Darden Restaurants, Inc.	9,417
60	Deckers Outdoor Corp.*	2,503
98	DeVry, Inc.	1,924
136	Dick's Sporting Goods, Inc.	6,680
48	Dillard's, Inc., Class A	3,131
903	DIRECTV, Class A*	44,843
201	Discovery Communications, Inc., Class A*	10,177
137	Discovery Communications, Inc., Class C*	6,387
290	DISH Network Corp., Class A	8,920
289	Dollar General Corp.*	14,742
292	Dollar Tree, Inc.*	14,699
77	Domino's Pizza, Inc.	2,629
38	DSW, Inc., Class A	2,247
103	Dunkin' Brands Group, Inc.	3,119
148	Expedia, Inc.	8,435
133	Family Dollar Stores, Inc.	8,789
211	Foot Locker, Inc.	6,967
5,063	Ford Motor Co.	46,782
71	Fossil, Inc.*	5,090
185	GameStop Corp., Class A	2,964
383	Gannett Co., Inc.	5,404
447	Gap, Inc./The	13,182
193	Garmin Ltd.	7,452
72	Gaylord Entertainment Co.*	2,646
785	General Motors Co.*	15,472
29	Genesco, Inc.*	1,920
219	Gentex Corp.	3,506
197	Genuine Parts Co.	12,614
106	GNC Holdings, Inc., Class A	4,084
399	Goodyear Tire & Rubber Co./The*	4,569
448	Groupon, Inc.*	2,984
83	Guess?, Inc.	2,498
473	H&R Block, Inc.	7,629
142	Hanesbrands, Inc.*	4,263
305	Harley-Davidson, Inc.	13,185
123	Harman International Industries, Inc.	4,963
175	Hasbro, Inc.	6,268
40	Hibbett Sports, Inc.*	2,431
2,078	Home Depot, Inc./The	108,430
70	HSN, Inc.	2,965
91	Hyatt Hotels Corp., Class A*	3,235
448	International Game Technology	5,071
672	Interpublic Group of Cos., Inc./The	6,633
46	ITT Educational Services, Inc.*	1,786
212	J.C. Penney Co., Inc.	4,772
116	Jarden Corp.	5,243
101	John Wiley & Sons, Inc., Class A	4,813
943	Johnson Controls, Inc.	23,245
293	Kohl's Corp.	14,568
90	Lamar Advertising Co., Class A*	2,731
546	Las Vegas Sands Corp.	19,885
145	Lear Corp.	5,155
149	Leggett & Platt, Inc.	3,454
272	Lennar Corp., Class A	7,945
161	Liberty Global, Inc.*	8,024
189	Liberty Global, Inc., Class A*	9,975
826	Liberty Interactive Corp., Class A*	15,471
163	Liberty Media Corp. - Liberty Capital, Class A*	15,420
76	Life Time Fitness, Inc.*	3,451
300	Live Nation Entertainment, Inc.*	2,676
241	LKQ Corp.*	8,515
1,614	Lowe's Cos., Inc.	40,947
339	Ltd. Brands, Inc.	16,119
577	Macy's, Inc.	20,680
94	Madison Square Garden Co./The, Class A*	3,407
413	Marriott International, Inc., Class A	15,041
512	Mattel, Inc.	18,007
1,408	McDonald's Corp.	125,819
372	McGraw-Hill Cos., Inc./The	17,469
474	MGM Resorts International*	4,512
85	Mohawk Industries, Inc.*	5,647
64	Morningstar, Inc.	3,716
79	Netflix, Inc.*	4,491
413	Newell Rubbermaid, Inc.	7,289
2,332	News Corp., Class A	53,683
668	News Corp., Class B	15,491
499	NIKE, Inc., Class B	46,582
220	Nordstrom, Inc.	11,911
7	NVR, Inc.*	5,418
397	Omnicom Group, Inc.	19,921
151	O'Reilly Automotive, Inc.*	12,947
40	Panera Bread Co., Class A*	6,300
102	Penn National Gaming, Inc.*	3,970
144	PetSmart, Inc.	9,520
187	Pier 1 Imports, Inc.	3,084
98	Polaris Industries, Inc.	7,366
86	Pool Corp.	3,170
67	priceline.com, Inc.*	44,337
527	PulteGroup, Inc.*	5,955
86	PVH Corp.	6,831
85	Ralph Lauren Corp.	12,269
85	Rent-A-Center, Inc.	3,023
305	Ross Stores, Inc.	20,264
223	Royal Caribbean Cruises Ltd.	5,571

See accompanying notes to schedules of portfolio investments.

1

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
201	Sally Beauty Holdings, Inc.*	$5,310
104	Scripps Networks Interactive, Inc., Class A	5,600
63	Sears Holdings Corp.*	3,118
395	Service Corp. International	5,076
130	Signet Jewelers Ltd.	5,710
5,099	Sirius XM Radio, Inc.*	11,014
77	Six Flags Entertainment Corp.	4,436
115	Sotheby's	3,375
975	Staples, Inc.	12,421
1,040	Starbucks Corp.	47,091
288	Starwood Hotels & Resorts Worldwide, Inc.	15,595
814	Target Corp.	49,369
73	Tempur-Pedic International, Inc.*	2,080
118	Tenneco, Inc.*	3,456
81	Tesla Motors, Inc.*	2,221
177	Tiffany & Co.	9,723
423	Time Warner Cable, Inc.	35,925
1,334	Time Warner, Inc.	52,186
1,012	TJX Cos., Inc.	44,811
239	Toll Brothers, Inc.*	6,972
101	Tractor Supply Co.	9,178
138	TripAdvisor, Inc.*	5,163
155	TRW Automotive Holdings Corp.*	6,091
79	Tupperware Brands Corp.	4,141
83	Ulta Salon Cosmetics & Fragrance, Inc.	7,045
101	Under Armour, Inc., Class A*	5,498
166	Urban Outfitters, Inc.*	5,071
64	Vail Resorts, Inc.	3,177
121	VF Corp.	18,065
673	Viacom, Inc., Class B	31,436
386	Virgin Media, Inc.	10,569
72	Visteon Corp.*	2,335
41	Vitamin Shoppe, Inc.*	2,252
2,260	Walt Disney Co./The	111,056
81	Warnaco Group, Inc./The*	3,455
7	Washington Post Co./The, Class B	2,369
461	Wendy's Co./The	2,116
119	Whirlpool Corp.	8,040
130	Williams-Sonoma, Inc.	4,518
167	Wolverine World Wide, Inc.	7,420
204	Wyndham Worldwide Corp.	10,618
111	Wynn Resorts Ltd.	10,406
643	Yum! Brands, Inc.	41,692
		2,291,542
	Consumer Staples - 10.1%
2,768	Altria Group, Inc.	99,565
838	Archer-Daniels-Midland Co.	21,863
573	Avon Products, Inc.	8,876
222	Beam, Inc.	13,959
132	Brown-Forman Corp., Class B	12,350
207	Bunge Ltd.	13,614
278	Campbell Soup Co.	9,205
83	Casey's General Stores, Inc.	4,933
196	Church & Dwight Co., Inc.	11,292
170	Clorox Co./The	12,361
2,818	Coca-Cola Co./The	227,694
396	Coca-Cola Enterprises, Inc.	11,611
593	Colgate-Palmolive Co.	63,664
583	ConAgra Foods, Inc.	14,394
267	Constellation Brands, Inc., Class A*	7,532
594	Costco Wholesale Corp.	57,131
1,749	CVS Caremark Corp.	79,142
216	Darling International, Inc.*	3,568
243	Dean Foods Co.*	3,006
263	Dr. Pepper Snapple Group, Inc.	11,988
84	Energizer Holdings, Inc.*	6,533
308	Estee Lauder Cos., Inc./The, Class A	16,133
182	Flowers Foods, Inc.	3,889
43	Fresh Market, Inc./The*	2,532
775	General Mills, Inc.	29,993
185	Green Mountain Coffee Roasters, Inc.*	3,378
456	H.J. Heinz Co.	25,176
55	Hain Celestial Group, Inc./The*	3,063
106	Harris Teeter Supermarkets, Inc.	4,382
160	Herbalife Ltd.	8,782
171	Hershey Co./The	12,268
196	Hillshire Brands Co.	5,020
287	Hormel Foods Corp.	8,010
107	Ingredion, Inc.	5,555
150	J.M. Smucker Co./The	11,520
317	Kellogg Co.	15,121
506	Kimberly-Clark Corp.	43,976
2,289	Kraft Foods, Inc., Class A	90,896
760	Kroger Co./The	16,849
175	Lorillard, Inc.	22,512
175	McCormick & Co., Inc.	10,654
285	Mead Johnson Nutrition Co.	20,794
206	Monster Beverage Corp.*	13,693
86	Nu Skin Enterprises, Inc., Class A	4,387
2,120	PepsiCo, Inc.	154,188
2,320	Philip Morris International, Inc.	212,141
3,687	Procter & Gamble Co./The	237,959
87	Ralcorp Holdings, Inc.*	5,191
457	Reynolds American, Inc.	21,145
330	Safeway, Inc.	5,132
234	Smithfield Foods, Inc.*	4,329
107	Snyders-Lance, Inc.	2,507
813	Sysco Corp.	23,894
55	TreeHouse Foods, Inc.*	3,079
410	Tyson Foods, Inc., Class A	6,154
109	United Natural Foods, Inc.*	5,919
1,161	Walgreen Co.	42,214
2,363	Wal-Mart Stores, Inc.	175,878
224	Whole Foods Market, Inc.	20,559
		1,993,153
	Energy - 10.5%
336	Alpha Natural Resources, Inc.*	2,355
681	Anadarko Petroleum Corp.	47,289
544	Apache Corp.	46,849
409	Arch Coal, Inc.	2,949
93	Atwood Oceanics, Inc.*	4,141
603	Baker Hughes, Inc.	27,931
70	Berry Petroleum Co., Class A	2,661
295	Cabot Oil & Gas Corp.	12,446
367	Cameron International Corp.*	18,449
28	CARBO Ceramics, Inc.	1,797
281	Cheniere Energy, Inc.*	3,830
912	Chesapeake Energy Corp.	17,164
2,675	Chevron Corp.	293,126
126	Cimarex Energy Co.	7,143
257	Cobalt International Energy, Inc.*	6,451
147	Concho Resources, Inc.*	12,532
1,712	ConocoPhillips	93,201
320	CONSOL Energy, Inc.	9,274
78	Continental Resources, Inc.*	4,991
74	Core Laboratories N.V.	8,255
576	Denbury Resources, Inc.*	8,709
538	Devon Energy Corp.	31,807
91	Diamond Offshore Drilling, Inc.	5,953
106	Dresser-Rand Group, Inc.*	4,930

See accompanying notes to schedules of portfolio investments.

2

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
55	Dril-Quip, Inc.*	$4,032
103	Energen Corp.	5,275
157	Energy XXI Bermuda Ltd.	4,895
363	EOG Resources, Inc.	35,578
213	EQT Corp.	12,013
6,344	Exxon Mobil Corp.	550,976
341	FMC Technologies, Inc.*	15,386
1,255	Halliburton Co.	41,578
196	Helix Energy Solutions Group, Inc.*	3,504
150	Helmerich & Payne, Inc.	6,975
438	Hess Corp.	20,656
272	HollyFrontier Corp.	10,170
753	Kinder Morgan, Inc.	26,965
348	Kodiak Oil & Gas Corp.*	2,906
59	Lufkin Industries, Inc.	2,717
978	Marathon Oil Corp.	25,888
465	Marathon Petroleum Corp.	21,995
355	McDermott International, Inc.*	4,154
186	McMoRan Exploration Co.*	2,429
291	Murphy Oil Corp.	15,615
496	Nabors Industries Ltd.*	6,865
595	National Oilwell Varco, Inc.	43,019
182	Newfield Exploration Co.*	5,556
360	Noble Corp.*	13,320
258	Noble Energy, Inc.	22,557
95	Oasis Petroleum, Inc.*	2,487
1,103	Occidental Petroleum Corp.	95,994
181	Oceaneering International, Inc.	9,356
98	Oil States International, Inc.*	7,125
283	Patterson-UTI Energy, Inc.	4,381
380	Peabody Energy Corp.	7,934
837	Phillips 66	31,471
170	Pioneer Natural Resources Co.	15,067
185	Plains Exploration & Production Co.*	7,393
237	QEP Resources, Inc.	7,117
227	Range Resources Corp.	14,210
81	Rosetta Resources, Inc.*	3,379
163	Rowan Cos. plc, Class A*	5,726
511	SandRidge Energy, Inc.*	3,485
1,824	Schlumberger Ltd.	129,978
46	SEACOR Holdings, Inc.*	3,908
99	SM Energy Co.	4,662
507	Southwestern Energy Co.*	16,858
902	Spectra Energy Corp.	27,682
152	Sunoco, Inc.	7,325
243	Superior Energy Services, Inc.*	5,266
218	Tesoro Corp.*	6,028
83	Tidewater, Inc.	4,031
234	Ultra Petroleum Corp.*	5,560
107	Unit Corp.*	4,254
773	Valero Energy Corp.	21,258
159	Whiting Petroleum Corp.*	6,424
823	Williams Cos., Inc./The	26,163
106	World Fuel Services Corp.	4,292
275	WPX Energy, Inc.*	4,386
		2,072,457
	Financials - 15.5%
482	ACE Ltd.	35,427
81	Affiliated Managers Group, Inc.*	9,039
665	Aflac, Inc.	29,114
87	Alexandria Real Estate Equities, Inc. (REIT)	6,393
23	Alleghany Corp.*	7,954
65	Allied World Assurance Co. Holdings AG	4,903
673	Allstate Corp./The	23,084
134	American Campus Communities, Inc. (REIT)	6,386
429	American Capital Agency Corp. (REIT)	15,075
1,417	American Express Co.	81,775
194	American Financial Group, Inc./OH	7,316
990	American International Group, Inc.*	30,957
209	American Realty Capital Trust, Inc. (REIT)	2,303
550	American Tower Corp. (REIT)	39,770
341	Ameriprise Financial, Inc.	17,637
1,291	Annaly Capital Management, Inc. (REIT)	22,502
462	Aon plc	22,730
161	Apartment Investment & Management Co., Class A (REIT)	4,416
208	Arch Capital Group Ltd.*	8,070
180	Arthur J. Gallagher & Co.	6,386
173	Aspen Insurance Holdings Ltd.	4,972
300	Associated Banc-Corp.	3,747
168	Assurant, Inc.	6,083
250	Assured Guaranty Ltd.	2,995
130	AvalonBay Communities, Inc. (REIT)	19,122
203	Axis Capital Holdings Ltd.	6,671
14,682	Bank of America Corp.	107,766
135	Bank of Hawaii Corp.	6,306
1,683	Bank of New York Mellon Corp./The	35,814
994	BB&T Corp.	31,182
1,357	Berkshire Hathaway, Inc., Class B*	115,128
276	BioMed Realty Trust, Inc. (REIT)	5,189
139	BlackRock, Inc.	23,666
55	BOK Financial Corp.	3,107
215	Boston Properties, Inc. (REIT)	23,843
295	Brandywine Realty Trust (REIT)	3,505
112	BRE Properties, Inc. (REIT)	5,900
138	Brown & Brown, Inc.	3,483
104	Camden Property Trust (REIT)	7,416
788	Capital One Financial Corp.	44,514
398	CapitalSource, Inc.	2,607
273	Capitol Federal Financial, Inc.	3,200
235	CBL & Associates Properties, Inc. (REIT)	4,637
125	CBOE Holdings, Inc.	3,562
431	CBRE Group, Inc., Class A*	6,715
1,439	Charles Schwab Corp./The	18,175
1,118	Chimera Investment Corp. (REIT)	2,415
366	Chubb Corp./The	26,605
236	Cincinnati Financial Corp.	8,930
288	CIT Group, Inc.*	10,518
3,991	Citigroup, Inc.	108,276
77	City National Corp./CA	3,795
437	CME Group, Inc.	22,772
591	CNO Financial Group, Inc.	4,899
111	Colonial Properties Trust (REIT)	2,514
290	Comerica, Inc.	8,761
153	Commerce Bancshares, Inc./MO	6,025
142	CommonWealth REIT (REIT)	2,590
125	Corporate Office Properties Trust (REIT)	2,782
135	Cullen/Frost Bankers, Inc.	7,467
128	CYS Investments, Inc. (REIT)	1,851
365	DCT Industrial Trust, Inc. (REIT)	2,285
361	DDR Corp. (REIT)	5,429
398	DiamondRock Hospitality Co. (REIT)	3,765
152	Digital Realty Trust, Inc. (REIT)	11,867
732	Discover Financial Services	26,323
200	Douglas Emmett, Inc. (REIT)	4,702
381	Duke Realty Corp. (REIT)	5,509
103	DuPont Fabros Technology, Inc. (REIT)	2,771
411	E*TRADE Financial Corp.*	3,136
262	East West Bancorp, Inc.	5,712
60	EastGroup Properties, Inc. (REIT)	3,209
217	Eaton Vance Corp.	5,757

See accompanying notes to schedules of portfolio investments.

3

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
101	Endurance Specialty Holdings Ltd.	$3,502
70	Entertainment Properties Trust (REIT)	3,161
58	Equity Lifestyle Properties, Inc. (REIT)	4,171
410	Equity Residential (REIT)	25,957
90	Erie Indemnity Co., Class A	6,416
50	Essex Property Trust, Inc. (REIT)	7,868
69	Everest Re Group Ltd.	7,017
199	Extra Space Storage, Inc. (REIT)	6,515
104	Federal Realty Investment Trust (REIT)	11,301
144	Federated Investors, Inc., Class B	2,896
295	Fidelity National Financial, Inc., Class A	5,493
1,295	Fifth Third Bancorp	17,897
140	First American Financial Corp.	2,565
467	First Horizon National Corp.	3,843
706	First Niagara Financial Group, Inc.	5,351
121	First Republic Bank/CA	3,936
286	FirstMerit Corp.	4,633
433	FNB Corp./PA	4,711
216	Forest City Enterprises, Inc., Class A*	3,048
206	Franklin Resources, Inc.	23,680
371	Fulton Financial Corp.	3,409
556	General Growth Properties, Inc. (REIT)	10,075
773	Genworth Financial, Inc., Class A*	3,896
226	Glimcher Realty Trust (REIT)	2,265
584	Goldman Sachs Group, Inc./The	58,926
134	Hancock Holding Co.	4,084
100	Hanover Insurance Group, Inc./The	3,507
659	Hartford Financial Services Group, Inc.	10,841
106	Hatteras Financial Corp. (REIT)	3,100
158	HCC Insurance Holdings, Inc.	4,841
584	HCP, Inc. (REIT)	27,571
300	Health Care REIT, Inc. (REIT)	18,669
162	Healthcare Realty Trust, Inc. (REIT)	3,979
137	Highwoods Properties, Inc. (REIT)	4,640
73	Home Properties, Inc. (REIT)	4,790
206	Hospitality Properties Trust (REIT)	5,000
1,029	Host Hotels & Resorts, Inc. (REIT)	15,106
34	Howard Hughes Corp./The*	2,095
801	Hudson City Bancorp, Inc.	5,086
1,356	Huntington Bancshares, Inc./OH	8,428
52	Iberiabank Corp.	2,435
104	IntercontinentalExchange, Inc.*	13,647
769	Invesco Ltd.	17,018
162	Invesco Mortgage Capital, Inc. (REIT)	3,206
227	Jefferies Group, Inc.	2,847
77	Jones Lang LaSalle, Inc.	5,135
5,182	JPMorgan Chase & Co.	186,552
1,461	KeyCorp	11,659
107	Kilroy Realty Corp. (REIT)	5,065
590	Kimco Realty Corp. (REIT)	11,499
140	LaSalle Hotel Properties (REIT)	3,676
212	Legg Mason, Inc.	5,198
347	Leucadia National Corp.	7,523
178	Liberty Property Trust (REIT)	6,460
468	Lincoln National Corp.	9,383
497	Loews Corp.	19,676
77	LPL Financial Holdings, Inc.	2,158
182	M&T Bank Corp.	15,623
199	Macerich Co./The (REIT)	11,624
131	Mack-Cali Realty Corp. (REIT)	3,509
17	Markel Corp.*	7,345
794	Marsh & McLennan Cos., Inc.	26,369
232	MBIA, Inc.*	2,216
1,160	MetLife, Inc.	35,693
655	MFA Financial, Inc. (REIT)	5,292
58	Mid-America Apartment Communities, Inc. (REIT)	4,015
285	Moody's Corp.	11,551
1,936	Morgan Stanley	26,446
200	MSCI, Inc.*	6,630
234	NASDAQ OMX Group, Inc./The	5,312
149	National Retail Properties, Inc. (REIT)	4,395
665	New York Community Bancorp, Inc.	8,632
321	Northern Trust Corp.	14,573
371	NYSE Euronext	9,453
187	Ocwen Financial Corp.*	3,695
294	Old Republic International Corp.	2,370
191	Omega Healthcare Investors, Inc. (REIT)	4,630
111	PartnerRe Ltd.	8,041
467	People's United Financial, Inc.	5,352
318	Piedmont Office Realty Trust, Inc., Class A (REIT)	5,425
243	Plum Creek Timber Co., Inc. (REIT)	9,863
740	PNC Financial Services Group, Inc.	43,734
156	Popular, Inc.*	2,351
80	Post Properties, Inc. (REIT)	4,132
395	Principal Financial Group, Inc.	10,108
65	ProAssurance Corp.	5,822
900	Progressive Corp./The	17,766
628	Prologis, Inc. (REIT)	20,303
83	Prosperity Bancshares, Inc.	3,367
156	Protective Life Corp.	4,354
725	Prudential Financial, Inc.	35,003
204	Public Storage (REIT)	30,386
213	Raymond James Financial, Inc.	7,161
180	Rayonier, Inc. (REIT)	8,584
230	Realty Income Corp. (REIT)	9,476
151	Regency Centers Corp. (REIT)	7,225
1,948	Regions Financial Corp.	13,558
121	Reinsurance Group of America, Inc.	6,736
108	RenaissanceRe Holdings Ltd.	7,991
260	SEI Investments Co.	5,507
254	Senior Housing Properties Trust (REIT)	5,778
72	Signature Bank/NY*	4,644
400	Simon Property Group, Inc. (REIT)	64,196
134	SL Green Realty Corp. (REIT)	10,552
739	SLM Corp.	11,817
60	Sovran Self Storage, Inc. (REIT)	3,426
138	St Joe Co./The*	2,336
89	StanCorp Financial Group, Inc.	2,649
187	Starwood Property Trust, Inc. (REIT)	4,163
663	State Street Corp.	26,772
118	Stifel Financial Corp.*	3,552
754	SunTrust Banks, Inc.	17,832
437	Susquehanna Bancshares, Inc.	4,658
97	SVB Financial Group*	5,608
1,169	Synovus Financial Corp.	2,221
342	T. Rowe Price Group, Inc.	20,776
163	Tanger Factory Outlet Centers (REIT)	5,249
84	Taubman Centers, Inc. (REIT)	6,512
296	TCF Financial Corp.	3,058
347	TD Ameritrade Holding Corp.	5,524
62	Texas Capital Bancshares, Inc.*	2,672
197	Torchmark Corp.	9,801
540	Travelers Cos., Inc./The	33,831
347	Two Harbors Investment Corp. (REIT)	3,980
2,618	U.S. Bancorp	87,703
322	UDR, Inc. (REIT)	8,568
60	UMB Financial Corp.	2,884
247	Umpqua Holdings Corp.	3,083
460	Unum Group	8,689

See accompanying notes to schedules of portfolio investments.

4

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
154	Validus Holdings Ltd.	$5,010
371	Valley National Bancorp	3,450
404	Ventas, Inc. (REIT)	27,169
272	Vornado Realty Trust (REIT)	22,712
170	W.R. Berkley Corp.	6,227
123	Waddell & Reed Financial, Inc., Class A	3,578
196	Washington Federal, Inc.	3,122
166	Washington Real Estate Investment Trust (REIT)	4,432
184	Webster Financial Corp.	3,776
210	Weingarten Realty Investors (REIT)	5,645
6,788	Wells Fargo & Co.	229,502
759	Weyerhaeuser Co. (REIT)	17,723
10	White Mountains Insurance Group Ltd.	5,106
234	Willis Group Holdings plc	8,653
465	XL Group plc	9,602
297	Zions Bancorp.	5,405
		3,063,877
	Health Care - 11.8%
2,121	Abbott Laboratories	140,643
467	Aetna, Inc.	16,840
496	Agilent Technologies, Inc.	18,992
107	Alere, Inc.*	2,019
261	Alexion Pharmaceuticals, Inc.*	27,366
95	Align Technology, Inc.*	3,226
149	Alkermes plc*	2,770
405	Allergan, Inc.	33,238
254	Allscripts Healthcare Solutions, Inc.*	2,337
71	AMERIGROUP Corp.*	6,381
382	AmerisourceBergen Corp.	15,165
1,062	Amgen, Inc.	87,721
202	Amylin Pharmaceuticals, Inc.*	6,220
260	Ariad Pharmaceuticals, Inc.*	4,974
48	athenahealth, Inc.*	4,392
762	Baxter International, Inc.	44,585
267	Becton Dickinson and Co.	20,215
332	Biogen Idec, Inc.*	48,416
190	BioMarin Pharmaceutical, Inc.*	7,465
27	Bio-Rad Laboratories, Inc., Class A*	2,598
2,012	Boston Scientific Corp.*	10,402
2,278	Bristol-Myers Squibb Co.	81,097
149	Brookdale Senior Living, Inc.*	2,453
113	C.R. Bard, Inc.	10,990
488	Cardinal Health, Inc.	21,028
317	CareFusion Corp.*	7,738
600	Celgene Corp.*	41,076
100	Centene Corp.*	3,804
95	Cepheid, Inc.*	3,044
199	Cerner Corp.*	14,710
79	Charles River Laboratories International, Inc.*	2,688
381	Cigna Corp.	15,347
108	Community Health Systems, Inc.*	2,658
66	Cooper Cos., Inc./The	4,967
77	Covance, Inc.*	3,614
182	Coventry Health Care, Inc.	6,066
663	Covidien plc	37,048
104	Cubist Pharmaceuticals, Inc.*	4,478
128	DaVita, Inc.*	12,598
175	DENTSPLY International, Inc.	6,359
156	Edwards Lifesciences Corp.*	15,787
1,319	Eli Lilly & Co.	58,076
189	Endo Health Solutions, Inc.*	5,619
1,074	Express Scripts Holding Co.*	62,228
344	Forest Laboratories, Inc.*	11,541
1,020	Gilead Sciences, Inc.*	55,417
65	Haemonetics Corp.*	4,674
222	HCA Holdings, Inc.	5,879
309	Health Management Associates, Inc., Class A*	2,033
142	Health Net, Inc.*	3,127
139	HealthSouth Corp.*	3,114
144	Henry Schein, Inc.*	10,773
84	Hill-Rom Holdings, Inc.	2,197
134	HMS Holdings Corp.*	4,611
402	Hologic, Inc.*	7,445
229	Hospira, Inc.*	7,958
313	Human Genome Sciences, Inc.*	4,457
227	Humana, Inc.	13,983
81	IDEXX Laboratories, Inc.*	7,142
167	Illumina, Inc.*	6,925
200	Incyte Corp. Ltd.*	4,998
53	Intuitive Surgical, Inc.*	25,519
48	Jazz Pharmaceuticals plc*	2,307
3,732	Johnson & Johnson	258,329
131	Laboratory Corp of America Holdings*	11,016
259	Life Technologies Corp.*	11,365
62	LifePoint Hospitals, Inc.*	2,363
134	Lincare Holdings, Inc.	5,548
321	McKesson Corp.	29,124
99	Medicis Pharmaceutical Corp., Class A	3,259
57	Medivation, Inc.*	5,683
74	MEDNAX, Inc.*	4,894
1,440	Medtronic, Inc.	56,765
4,167	Merck & Co., Inc.	184,056
52	Mettler-Toledo International, Inc.*	8,050
603	Mylan, Inc.*	13,887
117	Myriad Genetics, Inc.*	2,907
155	Omnicare, Inc.	4,869
100	Onyx Pharmaceuticals, Inc.*	7,497
106	Owens & Minor, Inc.	2,990
95	PAREXEL International Corp.*	2,614
148	Patterson Cos., Inc.	5,047
186	PerkinElmer, Inc.	4,752
110	Perrigo Co.	12,542
10,165	Pfizer, Inc.	244,367
74	Pharmacyclics, Inc.*	3,938
209	Quest Diagnostics, Inc.	12,212
79	Questcor Pharmaceuticals, Inc.*	2,913
101	Regeneron Pharmaceuticals, Inc.*	13,600
202	ResMed, Inc.*	6,375
75	Salix Pharmaceuticals Ltd.*	3,361
147	Seattle Genetics, Inc.*	3,846
78	Sirona Dental Systems, Inc.*	3,372
481	St. Jude Medical, Inc.	17,970
117	STERIS Corp.	3,525
405	Stryker Corp.	21,072
63	Techne Corp.	4,352
69	Teleflex, Inc.	4,398
567	Tenet Healthcare Corp.*	2,620
103	Theravance, Inc.*	3,000
506	Thermo Fisher Scientific, Inc.	28,169
84	Thoratec Corp.*	2,882
87	United Therapeutics Corp.*	4,766
1,405	UnitedHealth Group, Inc.	71,781
109	Universal Health Services, Inc., Class B	4,260
165	Varian Medical Systems, Inc.*	9,006
131	VCA Antech, Inc.*	2,384
291	Vertex Pharmaceuticals, Inc.*	14,116
98	ViroPharma, Inc.*	2,128
133	Vivus, Inc.*	2,797
72	Volcano Corp.*	1,904
255	Warner Chilcott plc, Class A*	4,335
124	Waters Corp.*	9,608

See accompanying notes to schedules of portfolio investments.

5

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
180	Watson Pharmaceuticals, Inc.*	$14,009
64	WellCare Health Plans, Inc.*	4,148
449	WellPoint, Inc.	23,927
53	West Pharmaceutical Services, Inc.	2,638
246	Zimmer Holdings, Inc.	14,497
		2,319,371
	Industrials - 10.6%
875	3M Co.	79,826
72	Acacia Research Corp.*	2,038
139	Actuant Corp., Class A	3,956
75	Acuity Brands, Inc.	4,346
37	Advisory Board Co./The*	1,665
230	AECOM Technology Corp.*	3,728
150	AGCO Corp.*	6,576
102	Alaska Air Group, Inc.*	3,555
63	Alliant Techsystems, Inc.	2,918
369	AMETEK, Inc.	11,439
84	AO Smith Corp.	4,151
156	Avery Dennison Corp.	4,803
182	Avis Budget Group, Inc.*	2,615
173	Babcock & Wilcox Co./The*	4,342
127	BE Aerospace, Inc.*	4,982
133	Belden, Inc.	4,273
892	Boeing Co./The	65,928
99	Carlisle Cos., Inc.	4,999
794	Caterpillar, Inc.	66,863
217	CH Robinson Worldwide, Inc.	11,468
41	Chart Industries, Inc.*	2,659
159	Cintas Corp.	6,301
98	CLARCOR, Inc.	4,738
75	Clean Harbors, Inc.*	4,541
79	Con-way, Inc.	2,814
215	Cooper Industries plc	15,454
145	Copart, Inc.*	3,445
63	Corporate Executive Board Co./The	2,906
143	Corrections Corp. of America	4,444
179	Covanta Holding Corp.	3,075
112	Crane Co.	4,368
1,406	CSX Corp.	32,254
241	Cummins, Inc.	23,112
801	Danaher Corp.	42,301
549	Deere & Co.	42,174
1,168	Delta Air Lines, Inc.*	11,271
43	Dollar Thrifty Automotive Group, Inc.*	3,199
216	Donaldson Co., Inc.	7,372
252	Dover Corp.	13,726
86	Dun & Bradstreet Corp./The	6,896
493	Eaton Corp.	21,613
146	EMCOR Group, Inc.	3,844
1,006	Emerson Electric Co.	48,057
75	EnerSys, Inc.*	2,561
160	Equifax, Inc.	7,494
65	Esterline Technologies Corp.*	3,817
257	Exelis, Inc.	2,416
315	Expeditors International of Washington, Inc.	11,205
416	Fastenal Co.	17,938
414	FedEx Corp.	37,384
84	Flowserve Corp.	10,078
252	Fluor Corp.	12,494
210	Fortune Brands Home & Security, Inc.*	4,645
83	Gardner Denver, Inc.	4,729
66	GATX Corp.	2,777
424	General Dynamics Corp.	26,899
14,388	General Electric Co.	298,551
63	Genesee & Wyoming, Inc., Class A*	3,910
77	Graco, Inc.	3,533
129	Harsco Corp.	2,741
346	Hertz Global Holdings, Inc.*	3,896
144	Hexcel Corp.*	3,354
989	Honeywell International, Inc.	57,411
75	Hubbell, Inc., Class B	6,171
70	Huntington Ingalls Industries, Inc.*	2,729
131	IDEX Corp.	4,998
77	IHS, Inc., Class A*	8,491
586	Illinois Tool Works, Inc.	31,843
416	Ingersoll-Rand plc	17,643
209	Iron Mountain, Inc.	6,732
125	ITT Corp.	2,343
129	J.B. Hunt Transport Services, Inc.	7,098
195	Jacobs Engineering Group, Inc.*	7,521
159	Joy Global, Inc.	8,258
148	Kansas City Southern	10,774
226	KBR, Inc.	5,930
133	Kennametal, Inc.	4,908
60	Kirby Corp.*	3,166
144	L-3 Communications Holdings, Inc.	10,208
83	Landstar System, Inc.	4,101
76	Lennox International, Inc.	3,319
130	Lincoln Electric Holdings, Inc.	5,184
350	Lockheed Martin Corp.	31,244
160	Manpower, Inc.	5,693
533	Masco Corp.	6,412
44	Middleby Corp.*	4,308
96	Moog, Inc., Class A*	3,493
72	MSC Industrial Direct Co., Inc., Class A	4,949
74	Mueller Industries, Inc.	3,155
178	Navistar International Corp.*	4,379
85	Nielsen Holdings NV*	2,423
80	Nordson Corp.	4,101
443	Norfolk Southern Corp.	32,804
314	Northrop Grumman Corp.	20,787
98	Old Dominion Freight Line, Inc.*	4,155
162	Oshkosh Corp.*	3,648
168	Owens Corning*	4,512
485	PACCAR, Inc.	19,405
169	Pall Corp.	9,026
213	Parker Hannifin Corp.	17,108
136	Pentair, Inc.	5,961
270	Pitney Bowes, Inc.	3,607
60	Polypore International, Inc.*	2,230
44	Portfolio Recovery Associates, Inc.*	3,726
191	Precision Castparts Corp.	29,712
291	Quanta Services, Inc.*	6,690
263	R.R. Donnelley & Sons Co.	3,188
441	Raytheon Co.	24,467
67	Regal-Beloit Corp.	4,313
416	Republic Services, Inc.	12,035
65	Robbins & Myers, Inc.	2,980
204	Robert Half International, Inc.	5,510
204	Rockwell Automation, Inc.	13,741
196	Rockwell Collins, Inc.	9,912
202	Rollins, Inc.	4,763
137	Roper Industries, Inc.	13,625
57	Ryder System, Inc.	2,248
113	Sensata Technologies Holding N.V.*	3,244
101	Shaw Group, Inc./The*	3,934
93	Snap-on, Inc.	6,304
1,067	Southwest Airlines Co.	9,806
141	Spirit AeroSystems Holdings, Inc., Class A*	3,314
68	SPX Corp.	4,129
239	Stanley Black & Decker, Inc.	15,987

See accompanying notes to schedules of portfolio investments.

6

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
120	Stericycle, Inc.*	$11,142
73	Teledyne Technologies, Inc.*	4,548
160	Terex Corp.*	3,120
145	Tetra Tech, Inc.*	3,728
386	Textron, Inc.	10,055
138	Timken Co.	4,996
61	Toro Co./The	2,294
95	Towers Watson & Co., Class A	5,570
66	TransDigm Group, Inc.*	8,142
147	Trinity Industries, Inc.	4,116
71	Triumph Group, Inc.	4,440
645	Tyco International Ltd.	35,436
656	Union Pacific Corp.	80,432
463	United Continental Holdings, Inc.*	8,746
981	United Parcel Service, Inc., Class B	74,173
103	United Rentals, Inc.*	2,978
1,076	United Technologies Corp.	80,097
156	URS Corp.	5,471
229	US Airways Group, Inc.*	2,624
171	UTi Worldwide, Inc.	2,266
36	Valmont Industries, Inc.	4,460
197	Verisk Analytics, Inc., Class A*	9,899
81	W.W. Grainger, Inc.	16,591
97	WABCO Holdings, Inc.*	5,327
66	Wabtec Corp.	5,226
167	Waste Connections, Inc.	5,139
590	Waste Management, Inc.	20,296
50	Watsco, Inc.	3,397
78	WESCO International, Inc.*	4,345
108	Woodward, Inc.	3,626
254	Xylem, Inc.	6,091
		2,090,084
	Information Technology - 19.3%
62	3D Systems Corp.*	2,356
879	Accenture plc, Class A	53,004
89	ACI Worldwide, Inc.*	3,917
726	Activision Blizzard, Inc.	8,734
703	Adobe Systems, Inc.*	21,709
114	ADTRAN, Inc.	2,460
843	Advanced Micro Devices, Inc.*	3,423
238	Akamai Technologies, Inc.*	8,373
71	Alliance Data Systems Corp.*	9,230
456	Altera Corp.	16,165
268	Amdocs Ltd.*	7,973
221	Amphenol Corp., Class A	13,012
456	Analog Devices, Inc.	17,820
57	Anixter International, Inc.	3,244
142	ANSYS, Inc.*	8,514
131	AOL, Inc.*	4,174
1,256	Apple, Inc.*	767,115
1,833	Applied Materials, Inc.	19,961
128	Ariba, Inc.*	5,687
202	Arris Group, Inc.*	2,563
155	Arrow Electronics, Inc.*	5,231
164	Aruba Networks, Inc.*	2,326
153	Aspen Technology, Inc.*	3,577
783	Atmel Corp.*	4,588
341	Autodesk, Inc.*	11,567
683	Automatic Data Processing, Inc.	38,624
335	Avago Technologies Ltd.	12,395
224	Avnet, Inc.*	7,056
218	BMC Software, Inc.*	8,633
679	Broadcom Corp., Class A*	23,005
304	Broadridge Financial Solutions, Inc.	6,436
685	Brocade Communications Systems, Inc.*	3,404
523	CA, Inc.	12,589
45	CACI International, Inc., Class A*	2,540
447	Cadence Design Systems, Inc.*	5,462
240	Check Point Software Technologies Ltd.*	11,657
152	Ciena Corp.*	2,437
92	Cirrus Logic, Inc.*	3,383
7,344	Cisco Systems, Inc.	117,137
256	Citrix Systems, Inc.*	18,606
442	Cognizant Technology Solutions Corp., Class A*	25,092
66	CommVault Systems, Inc.*	3,202
242	Computer Sciences Corp.	5,958
328	Compuware Corp.*	3,021
72	Concur Technologies, Inc.*	4,863
201	Convergys Corp.	2,963
138	CoreLogic, Inc.*	3,174
2,078	Corning, Inc.	23,710
31	CoStar Group, Inc.*	2,558
180	Cree, Inc.*	4,311
54	Cymer, Inc.*	3,089
232	Cypress Semiconductor Corp.*	2,480
2,141	Dell, Inc.*	25,435
93	Diebold, Inc.	3,009
81	Dolby Laboratories, Inc., Class A*	2,855
62	DST Systems, Inc.	3,342
1,515	eBay, Inc.*	67,114
604	Electronic Arts, Inc.*	6,656
2,862	EMC Corp.*	75,013
66	Equinix, Inc.*	11,760
112	F5 Networks, Inc.*	10,459
74	FactSet Research Systems, Inc.	6,879
49	Fair Isaac Corp.	2,121
215	Fairchild Semiconductor International, Inc.*	2,980
50	FEI Co.	2,385
345	Fidelity National Information Services, Inc.	10,847
210	Fiserv, Inc.*	14,727
63	FleetCor Technologies, Inc.*	2,326
1,183	Flextronics International Ltd.*	7,583
254	FLIR Systems, Inc.	5,194
176	Fortinet, Inc.*	4,226
126	Gartner, Inc.*	5,593
209	Genpact Ltd.*	3,641
117	Global Payments, Inc.	5,010
352	Google, Inc., Class A*	222,805
188	Harris Corp.	7,830
2,691	Hewlett-Packard Co.	49,084
111	IAC/InterActiveCorp	5,840
157	Informatica Corp.*	4,633
273	Ingram Micro, Inc., Class A*	4,092
6,819	Intel Corp.	175,248
1,496	International Business Machines Corp.	293,186
391	Intuit, Inc.	22,686
62	Itron, Inc.*	2,416
294	Jabil Circuit, Inc.	6,380
145	Jack Henry & Associates, Inc.	5,036
351	JDS Uniphase Corp.*	3,454
772	Juniper Networks, Inc.*	13,533
238	KLA-Tencor Corp.	12,117
280	Lam Research Corp.*	9,635
124	Lender Processing Services, Inc.	3,059
136	Lexmark International, Inc., Class A	2,379
330	Linear Technology Corp.	10,643
84	LinkedIn Corp., Class A*	8,623
840	LSI Corp.*	5,796
764	Marvell Technology Group Ltd.	8,603
145	Mastercard, Inc., Class A	63,303
397	Maxim Integrated Products, Inc.	10,810

See accompanying notes to schedules of portfolio investments.

7

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
70	MAXIMUS, Inc.	$3,535
160	Mentor Graphics Corp.*	2,445
279	Microchip Technology, Inc.	9,313
1,359	Micron Technology, Inc.*	8,439
114	MICROS Systems, Inc.*	5,442
188	Microsemi Corp.*	3,640
10,158	Microsoft Corp.	299,356
140	MKS Instruments, Inc.	3,696
105	Molex, Inc.	2,638
115	Molex, Inc., Class A	2,378
431	Motorola Solutions, Inc.	20,835
184	National Instruments Corp.	4,755
245	NCR Corp.*	5,713
519	NetApp, Inc.*	16,956
60	NetSuite, Inc.*	3,320
151	NeuStar, Inc., Class A*	5,347
358	Nuance Communications, Inc.*	7,285
900	NVIDIA Corp.*	12,186
697	ON Semiconductor Corp.*	4,837
5,200	Oracle Corp.	157,040
175	Parametric Technology Corp.*	3,770
466	Paychex, Inc.	15,234
112	Plantronics, Inc.	3,676
249	Polycom, Inc.*	2,176
2,328	QUALCOMM, Inc.	138,935
111	Quest Software, Inc.*	3,101
167	Rackspace Hosting, Inc.*	7,328
266	Red Hat, Inc.*	14,274
215	Riverbed Technology, Inc.*	3,793
159	Rovi Corp.*	2,127
589	SAIC, Inc.	6,815
172	Salesforce.com, Inc.*	21,390
334	SanDisk Corp.*	13,737
531	Seagate Technology plc	15,941
147	Semtech Corp.*	3,512
79	Silicon Laboratories, Inc.*	2,919
261	Skyworks Solutions, Inc.*	7,551
85	SolarWinds, Inc.*	4,538
125	Solera Holdings, Inc.	4,881
1,046	Symantec Corp.*	16,475
232	Synopsys, Inc.*	7,027
601	TE Connectivity Ltd.	19,839
83	Tech Data Corp.*	4,158
223	Teradata Corp.*	15,079
298	Teradyne, Inc.*	4,384
1,577	Texas Instruments, Inc.	42,957
235	TIBCO Software, Inc.*	6,601
290	Total System Services, Inc.	6,858
191	Trimble Navigation Ltd.*	8,454
39	Ultimate Software Group, Inc.*	3,489
179	VeriFone Systems, Inc.*	6,496
208	VeriSign, Inc.*	9,239
100	ViaSat, Inc.*	3,830
65	VirnetX Holding Corp.*	1,538
715	Visa, Inc., Class A	92,285
116	VMware, Inc., Class A*	10,528
329	Western Digital Corp.*	13,084
884	Western Union Co./The	15,408
75	Wright Express Corp.*	4,828
1,818	Xerox Corp.	12,599
393	Xilinx, Inc.	12,733
1,566	Yahoo!, Inc.*	24,805
130	Zebra Technologies Corp., Class A*	4,490
		3,796,892
	Materials - 3.7%
288	Air Products & Chemicals, Inc.	23,164
79	Airgas, Inc.	6,266
135	Albemarle Corp.	7,860
1,612	Alcoa, Inc.	13,654
163	Allegheny Technologies, Inc.	4,895
136	Allied Nevada Gold Corp.*	3,516
93	Aptargroup, Inc.	4,651
104	Ashland, Inc.	7,320
205	Ball Corp.	8,520
104	Bemis Co., Inc.	3,198
125	Cabot Corp.	4,875
76	Carpenter Technology Corp.	3,637
214	Celanese Corp.	8,160
92	CF Industries Holdings, Inc.	18,010
202	Cliffs Natural Resources, Inc.	8,260
165	Coeur d'Alene Mines Corp.*	2,691
205	Commercial Metals Co.	2,642
63	Compass Minerals International, Inc.	4,557
183	Crown Holdings, Inc.*	6,570
66	Cytec Industries, Inc.	4,063
51	Domtar Corp.	3,767
1,603	Dow Chemical Co./The	46,134
1,279	E.I. du Pont de Nemours & Co.	63,566
102	Eagle Materials, Inc.	3,544
227	Eastman Chemical Co.	11,859
370	Ecolab, Inc.	24,216
186	FMC Corp.	10,174
1,293	Freeport-McMoRan Copper & Gold, Inc.	43,535
96	H.B. Fuller Co.	2,805
358	Huntsman Corp.	4,529
117	International Flavors & Fragrances, Inc.	6,522
532	International Paper Co.	17,455
220	Louisiana-Pacific Corp.*	2,270
73	Martin Marietta Materials, Inc.	5,485
253	MeadWestvaco Corp.	7,185
734	Monsanto Co.	62,845
425	Mosaic Co./The	24,697
16	NewMarket Corp.	3,678
696	Newmont Mining Corp.	30,951
453	Nucor Corp.	17,758
152	Olin Corp.	3,076
257	Owens-Illinois, Inc.*	4,742
135	Packaging Corp. of America	4,157
216	PPG Industries, Inc.	23,643
410	Praxair, Inc.	42,542
122	Reliance Steel & Aluminum Co.	6,281
97	Rock-Tenn Co., Class A	5,647
103	Rockwood Holdings, Inc.	4,555
89	Royal Gold, Inc.	6,735
211	RPM International, Inc.	5,591
89	Scotts Miracle-Gro Co./The, Class A	3,551
238	Sealed Air Corp.	3,856
165	Sensient Technologies Corp.	5,849
119	Sherwin-Williams Co./The	15,988
158	Sigma-Aldrich Corp.	10,934
56	Silgan Holdings, Inc.	2,308
126	Sonoco Products Co.	3,819
352	Steel Dynamics, Inc.	4,537
224	United States Steel Corp.	4,626
104	Valspar Corp.	5,221
170	Vulcan Materials Co.	6,586
103	W.R. Grace & Co.*	5,772
86	Walter Energy, Inc.	2,950
		722,450

See accompanying notes to schedules of portfolio investments.

8

FocusShares Trust

Focus Morningstar US Market Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Telecommunication Services - 3.0%
7,927	AT&T, Inc.	$300,592
842	CenturyLink, Inc.	34,977
358	Crown Castle International Corp.*	22,153
988	Frontier Communications Corp.	3,873
235	Level 3 Communications, Inc.*	4,529
494	MetroPCS Communications, Inc.*	4,327
247	NII Holdings, Inc.*	1,667
181	SBA Communications Corp., Class A*	10,690
4,090	Sprint Nextel Corp.*	17,832
157	Telephone & Data Systems, Inc.	3,804
208	tw telecom, inc.*	5,227
3,823	Verizon Communications, Inc.	172,570
663	Windstream Corp.	6,604
		588,845
	Utilities - 3.9%
911	AES Corp./The*	10,987
181	AGL Resources, Inc.	7,330
149	Alliant Energy Corp.	6,960
333	Ameren Corp.	11,392
628	American Electric Power Co., Inc.	26,527
276	American Water Works Co., Inc.	10,005
294	Aqua America, Inc.	7,538
155	Atmos Energy Corp.	5,557
139	Avista Corp.	3,847
489	Calpine Corp.*	8,357
514	CenterPoint Energy, Inc.	10,825
105	Cleco Corp.	4,595
303	CMS Energy Corp.	7,472
358	Consolidated Edison, Inc.	23,091
747	Dominion Resources, Inc.	40,570
223	DTE Energy Co.	13,685
914	Duke Energy Corp.	61,971
386	Edison International	17,825
231	Entergy Corp.	16,787
1,172	Exelon Corp.	45,849
572	FirstEnergy Corp.	28,726
203	Great Plains Energy, Inc.	4,503
125	Hawaiian Electric Industries, Inc.	3,561
126	IDACORP, Inc.	5,317
100	Integrys Energy Group, Inc.	6,054
79	ITC Holdings Corp.	5,861
348	MDU Resources Group, Inc.	7,792
116	National Fuel Gas Co.	5,677
112	New Jersey Resources Corp.	5,141
575	NextEra Energy, Inc.	40,767
356	NiSource, Inc.	9,110
412	Northeast Utilities	16,431
390	NRG Energy, Inc.	7,730
351	NV Energy, Inc.	6,420
119	OGE Energy Corp.	6,320
267	ONEOK, Inc.	11,884
374	Pepco Holdings, Inc.	7,465
569	PG&E Corp.	26,265
227	Piedmont Natural Gas Co., Inc.	7,214
144	Pinnacle West Capital Corp.	7,710
72	Portland General Electric Co.	1,961
777	PPL Corp.	22,455
680	Public Service Enterprise Group, Inc.	22,603
317	Questar Corp.	6,451
190	SCANA Corp.	9,342
298	Sempra Energy	20,982
123	South Jersey Industries, Inc.	6,502
1,124	Southern Co./The	54,121
85	Southwest Gas Corp.	3,796
308	TECO Energy, Inc.	5,602
178	UGI Corp.	5,456
102	UIL Holdings Corp.	3,778
122	UNS Energy Corp.	4,965
161	Vectren Corp.	4,806
101	Westar Energy, Inc.	3,087
110	WGL Holdings, Inc.	4,449
307	Wisconsin Energy Corp.	12,507
635	Xcel Energy, Inc.	18,605
		772,586
	Total Common Stocks
	(Cost $18,382,850)	19,711,257
	Total Investment Securities
	(Cost $18,382,850) — 100.0%	19,711,257
	Liabilities in excess of other assets — (0.0%)†	(2,665)
	Net Assets — 100.0%	$19,708,592

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,968,492
Aggregate gross unrealized depreciation	(723,204)
Net unrealized appreciation	$1,245,288
Federal income tax cost of investments	$18,465,969

See accompanying notes to schedules of portfolio investments.

9

FocusShares Trust

Focus Morningstar Large Cap Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 10.9%
307	Amazon.com, Inc.*	$71,623
26	AutoZone, Inc.*	9,756
204	Bed Bath & Beyond, Inc.*	12,434
350	Carnival Corp.	11,648
528	CBS Corp., Class B	17,667
28	Chipotle Mexican Grill, Inc.*	8,185
252	Coach, Inc.	12,431
1,822	Comcast Corp., Class A	59,306
503	Comcast Corp., Special, Class A	16,061
571	DIRECTV, Class A*	28,356
127	Discovery Communications, Inc., Class A*	6,430
89	Discovery Communications, Inc., Class C*	4,149
181	DISH Network Corp., Class A	5,568
191	Dollar General Corp.*	9,743
3,250	Ford Motor Co.	30,030
298	Gap, Inc./The	8,788
504	General Motors Co.*	9,934
1,344	Home Depot, Inc./The	70,130
593	Johnson Controls, Inc.	14,618
197	Kohl's Corp.	9,795
343	Las Vegas Sands Corp.	12,492
102	Liberty Global, Inc.*	5,084
119	Liberty Global, Inc., Class A*	6,281
1,045	Lowe's Cos., Inc.	26,512
218	Ltd. Brands, Inc.	10,366
366	Macy's, Inc.	13,117
252	Marriott International, Inc., Class A	9,178
886	McDonald's Corp.	79,173
243	McGraw-Hill Cos., Inc./The	11,411
1,461	News Corp., Class A	33,632
381	News Corp., Class B	8,835
321	NIKE, Inc., Class B	29,965
238	Omnicom Group, Inc.	11,943
111	O'Reilly Automotive, Inc.*	9,517
43	priceline.com, Inc.*	28,455
54	Ralph Lauren Corp.	7,794
198	Ross Stores, Inc.	13,155
661	Starbucks Corp.	29,930
522	Target Corp.	31,659
272	Time Warner Cable, Inc.	23,101
837	Time Warner, Inc.	32,743
647	TJX Cos., Inc.	28,649
77	VF Corp.	11,496
9	Viacom, Inc., Class A	440
427	Viacom, Inc., Class B	19,945
1,452	Walt Disney Co./The	71,351
70	Wynn Resorts Ltd.	6,563
402	Yum! Brands, Inc.	26,066
		1,015,505
	Consumer Staples - 12.0%
1,784	Altria Group, Inc.	64,171
526	Archer-Daniels-Midland Co.	13,723
1,821	Coca-Cola Co./The	147,137
383	Colgate-Palmolive Co.	41,119
378	Costco Wholesale Corp.	36,356
1,117	CVS Caremark Corp.	50,544
203	Estee Lauder Cos., Inc./The, Class A	10,633
528	General Mills, Inc.	20,434
281	H.J. Heinz Co.	15,514
133	Hershey Co./The	9,541
212	Kellogg Co.	10,112
343	Kimberly-Clark Corp.	29,810
1,540	Kraft Foods, Inc., Class A	61,153
457	Kroger Co./The	10,132
114	Lorillard, Inc.	14,665
178	Mead Johnson Nutrition Co.	12,987
1,363	PepsiCo, Inc.	99,131
1,501	Philip Morris International, Inc.	137,251
2,396	Procter & Gamble Co./The	154,638
289	Reynolds American, Inc.	13,372
516	Sysco Corp.	15,165
752	Walgreen Co.	27,343
1,523	Wal-Mart Stores, Inc.	113,357
142	Whole Foods Market, Inc.	13,033
		1,121,321
	Energy - 11.7%
434	Anadarko Petroleum Corp.	30,137
341	Apache Corp.	29,367
379	Baker Hughes, Inc.	17,555
215	Cameron International Corp.*	10,808
575	Chesapeake Energy Corp.	10,822
1,720	Chevron Corp.	188,478
1,103	ConocoPhillips	60,047
50	Continental Resources, Inc.*	3,200
332	Devon Energy Corp.	19,628
234	EOG Resources, Inc.	22,934
4,077	Exxon Mobil Corp.	354,087
802	Halliburton Co.	26,570
270	Hess Corp.	12,733
483	Kinder Morgan, Inc.	17,296
621	Marathon Oil Corp.	16,438
297	Marathon Petroleum Corp.	14,048
369	National Oilwell Varco, Inc.	26,679
156	Noble Energy, Inc.	13,639
706	Occidental Petroleum Corp.	61,443
539	Phillips 66	20,266
106	Pioneer Natural Resources Co.	9,395
1,164	Schlumberger Ltd.	82,947
565	Spectra Energy Corp.	17,340
484	Valero Energy Corp.	13,310
546	Williams Cos., Inc./The	17,357
		1,096,524
	Financials - 13.6%
295	ACE Ltd.	21,682
411	Aflac, Inc.	17,994
403	Allstate Corp./The	13,823
898	American Express Co.	51,824
626	American International Group, Inc.*	19,575
343	American Tower Corp. (REIT)	24,802
845	Annaly Capital Management, Inc. (REIT)	14,728
282	Aon plc	13,874
83	AvalonBay Communities, Inc. (REIT)	12,208
9,358	Bank of America Corp.	68,688
1,050	Bank of New York Mellon Corp./The	22,344
603	BB&T Corp.	18,916
851	Berkshire Hathaway, Inc., Class B*	72,199
89	BlackRock, Inc.	15,153
130	Boston Properties, Inc. (REIT)	14,417
506	Capital One Financial Corp.	28,584
898	Charles Schwab Corp./The	11,342
236	Chubb Corp./The	17,155
2,554	Citigroup, Inc.	69,290
278	CME Group, Inc.	14,487
462	Discover Financial Services	16,614
262	Equity Residential (REIT)	16,587
801	Fifth Third Bancorp	11,070
127	Franklin Resources, Inc.	14,599
335	General Growth Properties, Inc. (REIT)	6,070
364	Goldman Sachs Group, Inc./The	36,728

See accompanying notes to schedules of portfolio investments.

10

FocusShares Trust

Focus Morningstar Large Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
366	HCP, Inc. (REIT)	$17,279
3,313	JPMorgan Chase & Co.	119,268
301	Loews Corp.	11,917
472	Marsh & McLennan Cos., Inc.	15,675
718	MetLife, Inc.	22,093
1,190	Morgan Stanley	16,255
459	PNC Financial Services Group, Inc.	27,127
499	Progressive Corp./The	9,850
400	Prologis, Inc. (REIT)	12,932
421	Prudential Financial, Inc.	20,326
123	Public Storage (REIT)	18,321
255	Simon Property Group, Inc. (REIT)	40,925
429	State Street Corp.	17,323
469	SunTrust Banks, Inc.	11,092
220	T. Rowe Price Group, Inc.	13,365
343	Travelers Cos., Inc./The	21,489
1,667	U.S. Bancorp	55,844
251	Ventas, Inc. (REIT)	16,880
161	Vornado Realty Trust (REIT)	13,443
4,345	Wells Fargo & Co.	146,904
		1,273,061
	Health Care - 12.3%
1,371	Abbott Laboratories	90,911
303	Aetna, Inc.	10,926
301	Agilent Technologies, Inc.	11,525
167	Alexion Pharmaceuticals, Inc.*	17,510
268	Allergan, Inc.	21,995
678	Amgen, Inc.	56,003
480	Baxter International, Inc.	28,085
166	Becton Dickinson and Co.	12,568
211	Biogen Idec, Inc.*	30,770
1,473	Bristol-Myers Squibb Co.	52,439
300	Cardinal Health, Inc.	12,927
383	Celgene Corp.*	26,220
126	Cerner Corp.*	9,314
249	Cigna Corp.	10,030
421	Covidien plc	23,525
856	Eli Lilly & Co.	37,690
698	Express Scripts Holding Co.*	40,442
655	Gilead Sciences, Inc.*	35,586
143	Humana, Inc.	8,809
34	Intuitive Surgical, Inc.*	16,371
2,385	Johnson & Johnson	165,090
205	McKesson Corp.	18,600
907	Medtronic, Inc.	35,754
2,652	Merck & Co., Inc.	117,139
6,529	Pfizer, Inc.	156,957
273	St. Jude Medical, Inc.	10,199
256	Stryker Corp.	13,320
320	Thermo Fisher Scientific, Inc.	17,814
905	UnitedHealth Group, Inc.	46,236
290	WellPoint, Inc.	15,454
		1,150,209
	Industrials - 9.5%
560	3M Co.	51,089
577	Boeing Co./The	42,646
510	Caterpillar, Inc.	42,947
906	CSX Corp.	20,784
150	Cummins, Inc.	14,385
501	Danaher Corp.	26,458
350	Deere & Co.	26,887
291	Eaton Corp.	12,757
641	Emerson Electric Co.	30,620
257	Fastenal Co.	11,082
256	FedEx Corp.	23,117
263	General Dynamics Corp.	16,685
9,205	General Electric Co.	191,004
622	Honeywell International, Inc.	36,107
362	Illinois Tool Works, Inc.	19,671
260	Ingersoll-Rand plc	11,027
225	Lockheed Martin Corp.	20,086
284	Norfolk Southern Corp.	21,030
204	Northrop Grumman Corp.	13,505
312	PACCAR, Inc.	12,483
132	Parker Hannifin Corp.	10,602
125	Precision Castparts Corp.	19,445
290	Raytheon Co.	16,089
403	Tyco International Ltd.	22,141
415	Union Pacific Corp.	50,883
630	United Parcel Service, Inc., Class B	47,634
689	United Technologies Corp.	51,289
51	W.W. Grainger, Inc.	10,446
377	Waste Management, Inc.	12,969
		885,868
	Information Technology - 20.3%
559	Accenture plc, Class A	33,708
358	Activision Blizzard, Inc.	4,307
431	Adobe Systems, Inc.*	13,309
808	Apple, Inc.*	493,494
1,126	Applied Materials, Inc.	12,262
429	Automatic Data Processing, Inc.	24,260
423	Broadcom Corp., Class A*	14,331
4,687	Cisco Systems, Inc.	74,758
164	Citrix Systems, Inc.*	11,919
265	Cognizant Technology Solutions Corp., Class A*	15,044
1,323	Corning, Inc.	15,095
1,354	Dell, Inc.*	16,086
966	eBay, Inc.*	42,794
1,831	EMC Corp.*	47,990
225	Google, Inc., Class A*	142,418
1,732	Hewlett-Packard Co.	31,592
4,387	Intel Corp.	112,746
960	International Business Machines Corp.	188,141
238	Intuit, Inc.	13,809
92	Mastercard, Inc., Class A	40,164
6,516	Microsoft Corp.	192,027
257	Motorola Solutions, Inc.	12,423
316	NetApp, Inc.*	10,324
3,331	Oracle Corp.	100,596
1,495	QUALCOMM, Inc.	89,222
109	Salesforce.com, Inc.*	13,555
334	Seagate Technology plc	10,027
371	TE Connectivity Ltd.	12,247
996	Texas Instruments, Inc.	27,131
456	Visa, Inc., Class A	58,856
73	VMware, Inc., Class A*	6,625
1,000	Yahoo!, Inc.*	15,840
		1,897,100
	Materials - 2.9%
173	Air Products & Chemicals, Inc.	13,914
57	CF Industries Holdings, Inc.	11,158
1,041	Dow Chemical Co./The	29,960
813	E.I. du Pont de Nemours & Co.	40,406
229	Ecolab, Inc.	14,988
820	Freeport-McMoRan Copper & Gold, Inc.	27,609
352	International Paper Co.	11,549
466	Monsanto Co.	39,899
259	Mosaic Co./The	15,051
427	Newmont Mining Corp.	18,989
248	Nucor Corp.	9,722

See accompanying notes to schedules of portfolio investments.

11

FocusShares Trust

Focus Morningstar Large Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
133	PPG Industries, Inc.	$14,558
260	Praxair, Inc.	26,978
		274,781
	Telecommunication Services - 3.6%
5,112	AT&T, Inc.	193,847
542	CenturyLink, Inc.	22,515
230	Crown Castle International Corp.*	14,232
2,465	Verizon Communications, Inc.	111,270
		341,864
	Utilities - 3.2%
421	American Electric Power Co., Inc.	17,783
253	Consolidated Edison, Inc.	16,318
496	Dominion Resources, Inc.	26,938
605	Duke Energy Corp.	41,020
261	Edison International	12,053
738	Exelon Corp.	28,870
364	FirstEnergy Corp.	18,280
367	NextEra Energy, Inc.	26,020
368	PG&E Corp.	16,987
503	PPL Corp.	14,537
443	Public Service Enterprise Group, Inc.	14,725
195	Sempra Energy	13,730
758	Southern Co./The	36,498
422	Xcel Energy, Inc.	12,365
		296,124
	Total Common Stocks
	(Cost $8,843,188)	9,352,357
	Total Investment Securities
	(Cost $8,843,188) — 100.0%	9,352,357
	Other assets less liabilities — 0.0%†	188
	Net Assets — 100.0%	$9,352,545

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$898,038
Aggregate gross unrealized depreciation	(399,111)
Net unrealized appreciation	$498,927
Federal income tax cost of investments	$8,853,430

See accompanying notes to schedules of portfolio investments.

12

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 14.4%
148	Abercrombie & Fitch Co., Class A	$5,002
127	Advance Auto Parts, Inc.	8,909
86	AMC Networks, Inc., Class A*	3,729
340	American Eagle Outfitters, Inc.	7,079
196	Apollo Group, Inc., Class A*	5,331
222	Ascena Retail Group, Inc.*	4,072
66	AutoNation, Inc.*	2,602
485	Best Buy Co., Inc.	8,774
199	BorgWarner, Inc.*	13,353
395	Cablevision Systems Corp., Class A	6,059
393	CarMax, Inc.*	10,937
88	Carter's, Inc.*	4,459
70	Charter Communications, Inc., Class A*	5,384
72	Clear Channel Outdoor Holdings, Inc., Class A*	364
486	D.R. Horton, Inc.	8,568
223	Darden Restaurants, Inc.	11,413
166	Dick's Sporting Goods, Inc.	8,154
61	Dillard's, Inc., Class A	3,979
403	Dollar Tree, Inc.*	20,287
136	Dunkin' Brands Group, Inc.	4,118
169	Expedia, Inc.	9,631
193	Family Dollar Stores, Inc.	12,753
264	Foot Locker, Inc.	8,717
90	Fossil, Inc.*	6,452
229	GameStop Corp., Class A	3,669
411	Gannett Co., Inc.	5,799
214	Garmin Ltd.	8,263
248	Gentex Corp.	3,971
271	Genuine Parts Co.	17,352
134	GNC Holdings, Inc., Class A	5,163
424	Goodyear Tire & Rubber Co./The*	4,855
560	Groupon, Inc.*	3,730
109	Guess?, Inc.	3,281
509	H&R Block, Inc.	8,210
168	Hanesbrands, Inc.*	5,043
404	Harley-Davidson, Inc.	17,465
122	Harman International Industries, Inc.	4,923
201	Hasbro, Inc.	7,200
79	Hyatt Hotels Corp., Class A*	2,808
521	International Game Technology	5,898
769	Interpublic Group of Cos., Inc./The	7,590
266	J.C. Penney Co., Inc.	5,988
137	Jarden Corp.	6,192
89	John Wiley & Sons, Inc., Class A	4,241
101	Lamar Advertising Co., Class A*	3,065
173	Lear Corp.	6,150
242	Leggett & Platt, Inc.	5,610
274	Lennar Corp., Class A	8,004
17	Lennar Corp., Class B	386
996	Liberty Interactive Corp., Class A*	18,655
204	Liberty Media Corp. - Liberty Capital, Class A*	19,298
256	LKQ Corp.*	9,044
589	Mattel, Inc.	20,715
560	MGM Resorts International*	5,331
96	Mohawk Industries, Inc.*	6,377
45	Morningstar, Inc.	2,613
96	Netflix, Inc.*	5,458
504	Newell Rubbermaid, Inc.	8,896
283	Nordstrom, Inc.	15,322
9	NVR, Inc.*	6,966
49	Panera Bread Co., Class A*	7,717
114	Penn National Gaming, Inc.*	4,437
188	PetSmart, Inc.	12,429
113	Polaris Industries, Inc.	8,493
586	PulteGroup, Inc.*	6,622
113	PVH Corp.	8,976
238	Royal Caribbean Cruises Ltd.	5,945
272	Sally Beauty Holdings, Inc.*	7,186
150	Scripps Networks Interactive, Inc., Class A	8,078
79	Sears Holdings Corp.*	3,910
149	Signet Jewelers Ltd.	6,544
6,564	Sirius XM Radio, Inc.*	14,178
1,203	Staples, Inc.	15,326
344	Starwood Hotels & Resorts Worldwide, Inc.	18,628
111	Tempur-Pedic International, Inc.*	3,162
97	Tesla Motors, Inc.*	2,660
220	Tiffany & Co.	12,085
258	Toll Brothers, Inc.*	7,526
124	Tractor Supply Co.	11,268
174	TripAdvisor, Inc.*	6,509
180	TRW Automotive Holdings Corp.*	7,074
98	Tupperware Brands Corp.	5,137
101	Ulta Salon Cosmetics & Fragrance, Inc.	8,573
142	Under Armour, Inc., Class A*	7,730
198	Urban Outfitters, Inc.*	6,049
483	Virgin Media, Inc.	13,225
91	Visteon Corp.*	2,951
8	Washington Post Co./The, Class B	2,708
32	Weight Watchers International, Inc.	1,619
134	Whirlpool Corp.	9,053
155	Williams-Sonoma, Inc.	5,386
254	Wyndham Worldwide Corp.	13,221
		708,062
	Consumer Staples - 5.7%
751	Avon Products, Inc.	11,633
274	Beam, Inc.	17,229
149	Brown-Forman Corp., Class B	13,940
256	Bunge Ltd.	16,837
341	Campbell Soup Co.	11,291
242	Church & Dwight Co., Inc.	13,942
226	Clorox Co./The	16,432
522	Coca-Cola Enterprises, Inc.	15,305
721	ConAgra Foods, Inc.	17,802
306	Constellation Brands, Inc., Class A*	8,632
368	Dr. Pepper Snapple Group, Inc.	16,773
114	Energizer Holdings, Inc.*	8,866
239	Flowers Foods, Inc.	5,107
216	Green Mountain Coffee Roasters, Inc.*	3,944
202	Herbalife Ltd.	11,088
203	Hillshire Brands Co.	5,199
247	Hormel Foods Corp.	6,894
132	Ingredion, Inc.	6,853
195	J.M. Smucker Co./The	14,976
208	McCormick & Co., Inc.	12,663
267	Monster Beverage Corp.*	17,748
102	Nu Skin Enterprises, Inc., Class A	5,203
95	Ralcorp Holdings, Inc.*	5,669
418	Safeway, Inc.	6,500
262	Smithfield Foods, Inc.*	4,847
523	Tyson Foods, Inc., Class A	7,850
		283,223
	Energy - 7.7%
382	Alpha Natural Resources, Inc.*	2,678
98	Atwood Oceanics, Inc.*	4,364
361	Cabot Oil & Gas Corp.	15,231
149	Cimarex Energy Co.	8,447
326	Cobalt International Energy, Inc.*	8,183
180	Concho Resources, Inc.*	15,345
392	CONSOL Energy, Inc.	11,360
83	Core Laboratories N.V.	9,259
684	Denbury Resources, Inc.*	10,342
114	Diamond Offshore Drilling, Inc.	7,458
131	Dresser-Rand Group, Inc.*	6,093

See accompanying notes to schedules of portfolio investments.

13

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
63	Dril-Quip, Inc.*	$4,619
126	Energen Corp.	6,452
130	Energy XXI Bermuda Ltd.	4,053
259	EQT Corp.	14,608
417	FMC Technologies, Inc.*	18,815
171	Helmerich & Payne, Inc.	7,951
337	HollyFrontier Corp.	12,600
31	Laredo Petroleum Holdings, Inc.*	712
405	McDermott International, Inc.*	4,739
336	Murphy Oil Corp.	18,030
499	Nabors Industries Ltd.*	6,906
234	Newfield Exploration Co.*	7,144
454	Noble Corp.*	16,798
122	Oasis Petroleum, Inc.*	3,194
188	Oceaneering International, Inc.	9,718
89	Oil States International, Inc.*	6,470
269	Patterson-UTI Energy, Inc.	4,164
471	Peabody Energy Corp.	9,834
224	Plains Exploration & Production Co.*	8,951
308	QEP Resources, Inc.	9,249
280	Range Resources Corp.	17,528
216	Rowan Cos. plc, Class A*	7,588
667	SandRidge Energy, Inc.*	4,549
111	SM Energy Co.	5,227
602	Southwestern Energy Co.*	20,017
186	Sunoco, Inc.	8,963
274	Superior Energy Services, Inc.*	5,938
242	Tesoro Corp.*	6,691
90	Tidewater, Inc.	4,371
264	Ultra Petroleum Corp.*	6,273
204	Whiting Petroleum Corp.*	8,242
123	World Fuel Services Corp.	4,980
342	WPX Energy, Inc.*	5,455
		379,589
	Financials - 18.4%
89	Affiliated Managers Group, Inc.*	9,932
108	Alexandria Real Estate Equities, Inc. (REIT)	7,936
29	Alleghany Corp.*	10,028
65	Allied World Assurance Co. Holdings AG	4,903
156	American Campus Communities, Inc. (REIT)	7,435
577	American Capital Agency Corp. (REIT)	20,276
149	American Financial Group, Inc./OH	5,619
380	Ameriprise Financial, Inc.	19,654
210	Apartment Investment & Management Co., Class A (REIT)	5,760
235	Arch Capital Group Ltd.*	9,118
206	Arthur J. Gallagher & Co.	7,309
149	Assurant, Inc.	5,395
225	Axis Capital Holdings Ltd.	7,394
267	BioMed Realty Trust, Inc. (REIT)	5,020
47	BOK Financial Corp.	2,655
134	BRE Properties, Inc. (REIT)	7,059
202	Brown & Brown, Inc.	5,098
140	Camden Property Trust (REIT)	9,983
258	CBL & Associates Properties, Inc. (REIT)	5,090
523	CBRE Group, Inc., Class A*	8,148
1,783	Chimera Investment Corp. (REIT)	3,851
264	Cincinnati Financial Corp.	9,990
348	CIT Group, Inc.*	12,709
85	City National Corp./CA	4,189
51	CNA Financial Corp.	1,332
342	Comerica, Inc.	10,332
155	Commerce Bancshares, Inc./MO	6,104
101	Cullen/Frost Bankers, Inc.	5,586
402	DDR Corp. (REIT)	6,046
212	Digital Realty Trust, Inc. (REIT)	16,551
243	Douglas Emmett, Inc. (REIT)	5,713
463	Duke Realty Corp. (REIT)	6,695
452	E*TRADE Financial Corp.*	3,449
251	East West Bancorp, Inc.	5,472
200	Eaton Vance Corp.	5,306
72	Equity Lifestyle Properties, Inc. (REIT)	5,178
47	Erie Indemnity Co., Class A	3,351
61	Essex Property Trust, Inc. (REIT)	9,599
76	Everest Re Group Ltd.	7,729
181	Extra Space Storage, Inc. (REIT)	5,926
111	Federal Realty Investment Trust (REIT)	12,061
387	Fidelity National Financial, Inc., Class A	7,206
611	First Niagara Financial Group, Inc.	4,631
136	First Republic Bank/CA	4,424
848	Genworth Financial, Inc., Class A*	4,274
135	Hancock Holding Co.	4,115
775	Hartford Financial Services Group, Inc.	12,749
176	HCC Insurance Holdings, Inc.	5,393
371	Health Care REIT, Inc. (REIT)	23,087
84	Home Properties, Inc. (REIT)	5,511
215	Hospitality Properties Trust (REIT)	5,218
1,251	Host Hotels & Resorts, Inc. (REIT)	18,365
847	Hudson City Bancorp, Inc.	5,378
1,495	Huntington Bancshares, Inc./OH	9,291
126	IntercontinentalExchange, Inc.*	16,534
784	Invesco Ltd.	17,350
258	Jefferies Group, Inc.	3,235
76	Jones Lang LaSalle, Inc.	5,068
1,653	KeyCorp	13,191
119	Kilroy Realty Corp. (REIT)	5,633
707	Kimco Realty Corp. (REIT)	13,779
226	Legg Mason, Inc.	5,542
336	Leucadia National Corp.	7,284
203	Liberty Property Trust (REIT)	7,367
496	Lincoln National Corp.	9,945
96	LPL Financial Holdings, Inc.	2,690
218	M&T Bank Corp.	18,713
229	Macerich Co./The (REIT)	13,376
17	Markel Corp.*	7,345
336	Moody's Corp.	13,618
211	MSCI, Inc.*	6,995
232	NASDAQ OMX Group, Inc./The	5,266
756	New York Community Bancorp, Inc.	9,813
378	Northern Trust Corp.	17,161
442	NYSE Euronext	11,262
112	PartnerRe Ltd.	8,113
618	People's United Financial, Inc.	7,082
300	Piedmont Office Realty Trust, Inc., Class A (REIT)	5,118
283	Plum Creek Timber Co., Inc. (REIT)	11,487
491	Principal Financial Group, Inc.	12,565
194	Raymond James Financial, Inc.	6,522
211	Rayonier, Inc. (REIT)	10,063
232	Realty Income Corp. (REIT)	9,558
156	Regency Centers Corp. (REIT)	7,465
2,450	Regions Financial Corp.	17,052
128	Reinsurance Group of America, Inc.	7,126
90	RenaissanceRe Holdings Ltd.	6,659
249	SEI Investments Co.	5,274
283	Senior Housing Properties Trust (REIT)	6,438
80	Signature Bank/NY*	5,160
156	SL Green Realty Corp. (REIT)	12,285
851	SLM Corp.	13,607
101	Taubman Centers, Inc. (REIT)	7,830
387	TD Ameritrade Holding Corp.	6,161
161	TFS Financial Corp.*	1,515
171	Torchmark Corp.	8,507
397	UDR, Inc. (REIT)	10,564
497	Unum Group	9,388

See accompanying notes to schedules of portfolio investments.

14

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares			Value
		Common Stocks (continued)
150		Validus Holdings Ltd.	$4,880
195		W.R. Berkley Corp.	7,143
150		Waddell & Reed Financial, Inc., Class A	4,364
210		Weingarten Realty Investors (REIT)	5,645
928		Weyerhaeuser Co. (REIT)	21,669
10		White Mountains Insurance Group Ltd.	5,106
298		Willis Group Holdings plc	11,020
542		XL Group plc	11,192
318		Zions Bancorp.	5,788
			904,136
		Health Care - 9.8%
83		AMERIGROUP Corp.*	7,460
440		AmerisourceBergen Corp.	17,468
254		Amylin Pharmaceuticals, Inc.*	7,821
199		BioMarin Pharmaceutical, Inc.*	7,819
34		Bio-Rad Laboratories, Inc., Class A*	3,271
2,494		Boston Scientific Corp.*	12,894
161		Bruker Corp.*	1,903
146		C.R. Bard, Inc.	14,200
389		CareFusion Corp.*	9,496
82		Cooper Cos., Inc./The	6,171
96		Covance, Inc.*	4,506
251		Coventry Health Care, Inc.	8,366
162		DaVita, Inc.*	15,944
246		DENTSPLY International, Inc.	8,940
200		Edwards Lifesciences Corp.*	20,240
203		Endo Health Solutions, Inc.*	6,035
432		Forest Laboratories, Inc.*	14,494
288		HCA Holdings, Inc.	7,626
144		Health Net, Inc.*	3,171
157		Henry Schein, Inc.*	11,745
456		Hologic, Inc.*	8,445
287		Hospira, Inc.*	9,973
401		Human Genome Sciences, Inc.*	5,710
96		IDEXX Laboratories, Inc.*	8,464
211		Illumina, Inc.*	8,750
171		Incyte Corp. Ltd.*	4,273
59		Jazz Pharmaceuticals plc*	2,836
169		Laboratory Corp of America Holdings*	14,211
310		Life Technologies Corp.*	13,603
63		Medivation, Inc.*	6,281
85		MEDNAX, Inc.*	5,621
55		Mettler-Toledo International, Inc.*	8,514
741		Mylan, Inc.*	17,065
196		Omnicare, Inc.	6,156
110		Onyx Pharmaceuticals, Inc.*	8,247
159		Patterson Cos., Inc.	5,422
198		PerkinElmer, Inc.	5,059
147		Perrigo Co.	16,761
273		Quest Diagnostics, Inc.	15,951
101		Questcor Pharmaceuticals, Inc.*	3,724
127		Regeneron Pharmaceuticals, Inc.*	17,101
248		ResMed, Inc.*	7,827
92		Salix Pharmaceuticals Ltd.*	4,123
97		Sirona Dental Systems, Inc.*	4,193
156		Universal Health Services, Inc., Class B	6,097
196		Varian Medical Systems, Inc.*	10,698
367		Vertex Pharmaceuticals, Inc.*	17,803
300		Warner Chilcott plc, Class A*	5,100
156		Waters Corp.*	12,087
221		Watson Pharmaceuticals, Inc.*	17,200
306		Zimmer Holdings, Inc.	18,033
			484,898
		Industrials - 13.2%
171		AECOM Technology Corp.*	2,772
168		AGCO Corp.*	7,365
419		AMETEK, Inc.	12,989
180		Avery Dennison Corp.	5,542
206		Babcock & Wilcox Co./The*	5,171
167		BE Aerospace, Inc.*	6,551
106		Carlisle Cos., Inc.	5,352
285		CH Robinson Worldwide, Inc.	15,062
195		Cintas Corp.	7,728
81		Clean Harbors, Inc.*	4,904
45		CNH Global N.V.*	1,715
275		Cooper Industries plc	19,767
197		Copart, Inc.*	4,681
173		Corrections Corp. of America	5,377
88		Crane Co.	3,432
1,470		Delta Air Lines, Inc.*	14,186
240		Donaldson Co., Inc.	8,191
319		Dover Corp.	17,376
83		Dun & Bradstreet Corp./The	6,656
—	#	Engility Holdings, Inc.*	2
211		Equifax, Inc.	9,883
371		Expeditors International of Washington, Inc.	13,196
95		Flowserve Corp.	11,398
295		Fluor Corp.	14,626
267		Fortune Brands Home & Security, Inc.*	5,906
87		Gardner Denver, Inc.	4,957
106		Graco, Inc.	4,863
411		Hertz Global Holdings, Inc.*	4,628
92		Hubbell, Inc., Class B	7,570
144		IDEX Corp.	5,494
99		IHS, Inc., Class A*	10,917
272		Iron Mountain, Inc.	8,761
168		J.B. Hunt Transport Services, Inc.	9,243
222		Jacobs Engineering Group, Inc.*	8,563
184		Joy Global, Inc.	9,557
191		Kansas City Southern	13,905
259		KBR, Inc.	6,796
138		Kennametal, Inc.	5,092
97		Kirby Corp.*	5,119
169		L-3 Communications Holdings, Inc.	11,980
147		Lincoln Electric Holdings, Inc.	5,862
139		Manpower, Inc.	4,946
624		Masco Corp.	7,507
81		MSC Industrial Direct Co., Inc., Class A	5,567
125		Nielsen Holdings NV*	3,562
103		Nordson Corp.	5,280
198		Owens Corning*	5,318
201		Pall Corp.	10,735
171		Pentair, Inc.	7,495
319		Pitney Bowes, Inc.	4,262
361		Quanta Services, Inc.*	8,299
72		Regal-Beloit Corp.	4,635
528		Republic Services, Inc.	15,275
249		Robert Half International, Inc.	6,725
249		Rockwell Automation, Inc.	16,773
254		Rockwell Collins, Inc.	12,845
131		Rollins, Inc.	3,089
169		Roper Industries, Inc.	16,807
138		Sensata Technologies Holding N.V.*	3,962
101		Snap-on, Inc.	6,846
1,335		Southwest Airlines Co.	12,269
204		Spirit AeroSystems Holdings, Inc., Class A*	4,794
89		SPX Corp.	5,404
295		Stanley Black & Decker, Inc.	19,733
148		Stericycle, Inc.*	13,742
486		Textron, Inc.	12,660
137		Timken Co.	4,959
102		Towers Watson & Co., Class A	5,980
80		TransDigm Group, Inc.*	9,869
67		Triumph Group, Inc.	4,190

See accompanying notes to schedules of portfolio investments.

15

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
575	United Continental Holdings, Inc.*	$10,862
140	United Rentals, Inc.*	4,047
132	URS Corp.	4,629
39	Valmont Industries, Inc.	4,831
242	Verisk Analytics, Inc., Class A*	12,161
114	WABCO Holdings, Inc.*	6,261
83	Wabtec Corp.	6,572
204	Waste Connections, Inc.	6,277
75	WESCO International, Inc.*	4,178
101	Woodward, Inc.	3,391
322	Xylem, Inc.	7,722
		647,594
	Information Technology - 16.5%
1,018	Advanced Micro Devices, Inc.*	4,133
312	Akamai Technologies, Inc.*	10,976
87	Alliance Data Systems Corp.*	11,310
563	Altera Corp.	19,958
304	Amdocs Ltd.*	9,044
282	Amphenol Corp., Class A	16,604
518	Analog Devices, Inc.	20,243
162	ANSYS, Inc.*	9,714
174	Ariba, Inc.*	7,731
194	Arrow Electronics, Inc.*	6,547
770	Atmel Corp.*	4,512
394	Autodesk, Inc.*	13,364
424	Avago Technologies Ltd.	15,688
252	Avnet, Inc.*	7,938
263	BMC Software, Inc.*	10,415
215	Broadridge Financial Solutions, Inc.	4,552
633	CA, Inc.	15,236
477	Cadence Design Systems, Inc.*	5,829
292	Check Point Software Technologies Ltd.*	14,182
267	Computer Sciences Corp.	6,574
81	Concur Technologies, Inc.*	5,471
202	Cree, Inc.*	4,838
89	Dolby Laboratories, Inc., Class A*	3,137
580	Electronic Arts, Inc.*	6,392
81	Equinix, Inc.*	14,433
138	F5 Networks, Inc.*	12,886
72	FactSet Research Systems, Inc.	6,693
437	Fidelity National Information Services, Inc.	13,739
237	Fiserv, Inc.*	16,621
78	FleetCor Technologies, Inc.*	2,880
1,193	Flextronics International Ltd.*	7,647
268	FLIR Systems, Inc.	5,481
216	Fortinet, Inc.*	5,186
77	Freescale Semiconductor Ltd.*	822
151	Gartner, Inc.*	6,703
187	Genpact Ltd.*	3,258
136	Global Payments, Inc.	5,824
198	Harris Corp.	8,247
123	IAC/InterActiveCorp	6,471
188	Informatica Corp.*	5,548
270	Ingram Micro, Inc., Class A*	4,047
56	IPG Photonics Corp.*	2,902
335	Jabil Circuit, Inc.	7,269
150	Jack Henry & Associates, Inc.	5,209
402	JDS Uniphase Corp.*	3,956
921	Juniper Networks, Inc.*	16,145
292	KLA-Tencor Corp.	14,866
338	Lam Research Corp.*	11,631
370	Linear Technology Corp.	11,933
108	LinkedIn Corp., Class A*	11,086
978	LSI Corp.*	6,748
851	Marvell Technology Group Ltd.	9,582
513	Maxim Integrated Products, Inc.	13,969
331	Microchip Technology, Inc.	11,049
1,729	Micron Technology, Inc.*	10,737
140	MICROS Systems, Inc.*	6,684
112	Molex, Inc.	2,813
139	Molex, Inc., Class A	2,875
162	National Instruments Corp.	4,186
274	NCR Corp.*	6,390
66	NetSuite, Inc.*	3,652
405	Nuance Communications, Inc.*	8,242
1,074	NVIDIA Corp.*	14,542
788	ON Semiconductor Corp.*	5,469
563	Paychex, Inc.	18,404
196	Rackspace Hosting, Inc.*	8,600
336	Red Hat, Inc.*	18,030
277	Riverbed Technology, Inc.*	4,886
191	Rovi Corp.*	2,556
592	SAIC, Inc.	6,849
424	SanDisk Corp.*	17,439
330	Skyworks Solutions, Inc.*	9,547
100	SolarWinds, Inc.*	5,339
121	Solera Holdings, Inc.	4,725
24	Splunk, Inc.*	706
1,268	Symantec Corp.*	19,971
254	Synopsys, Inc.*	7,694
293	Teradata Corp.*	19,813
322	Teradyne, Inc.*	4,737
290	TIBCO Software, Inc.*	8,146
328	Total System Services, Inc.	7,757
217	Trimble Navigation Ltd.*	9,604
13	Ubiquiti Networks, Inc.*	184
51	Vantiv, Inc., Class A*	1,151
184	VeriFone Systems, Inc.*	6,677
277	VeriSign, Inc.*	12,304
407	Western Digital Corp.*	16,186
1,077	Western Union Co./The	18,772
2,343	Xerox Corp.	16,237
455	Xilinx, Inc.	14,742
173	Zynga, Inc., Class A*	510
		814,375
	Materials - 6.3%
113	Airgas, Inc.	8,963
154	Albemarle Corp.	8,966
1,848	Alcoa, Inc.	15,653
185	Allegheny Technologies, Inc.	5,556
142	Allied Nevada Gold Corp.*	3,671
107	Aptargroup, Inc.	5,351
123	Ashland, Inc.	8,658
272	Ball Corp.	11,304
180	Bemis Co., Inc.	5,535
80	Carpenter Technology Corp.	3,829
272	Celanese Corp.	10,371
249	Cliffs Natural Resources, Inc.	10,182
259	Crown Holdings, Inc.*	9,298
80	Cytec Industries, Inc.	4,925
63	Domtar Corp.	4,653
265	Eastman Chemical Co.	13,865
238	FMC Corp.	13,019
335	Huntsman Corp.	4,238
140	International Flavors & Fragrances, Inc.	7,804
34	Kronos Worldwide, Inc.	575
79	Martin Marietta Materials, Inc.	5,936
301	MeadWestvaco Corp.	8,548
109	Molycorp, Inc.*	1,899
16	NewMarket Corp.	3,678
287	Owens-Illinois, Inc.*	5,295
173	Packaging Corp. of America	5,327
130	Reliance Steel & Aluminum Co.	6,692
124	Rock-Tenn Co., Class A	7,219

See accompanying notes to schedules of portfolio investments.

16

FocusShares Trust

Focus Morningstar Mid Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
121	Rockwood Holdings, Inc.	$5,351
102	Royal Gold, Inc.	7,719
228	RPM International, Inc.	6,042
72	Scotts Miracle-Gro Co./The, Class A	2,873
310	Sealed Air Corp.	5,022
152	Sherwin-Williams Co./The	20,421
179	Sigma-Aldrich Corp.	12,387
81	Silgan Holdings, Inc.	3,338
174	Sonoco Products Co.	5,274
379	Steel Dynamics, Inc.	4,885
144	Titanium Metals Corp.	1,679
262	United States Steel Corp.	5,410
30	Valhi, Inc.	334
151	Valspar Corp.	7,580
203	Vulcan Materials Co.	7,864
107	W.R. Grace & Co.*	5,996
109	Walter Energy, Inc.	3,739
34	Westlake Chemical Corp.	2,018
		308,942
	Telecommunication Services - 1.4%
1,732	Frontier Communications Corp.	6,789
286	Level 3 Communications, Inc.*	5,511
555	MetroPCS Communications, Inc.*	4,862
211	SBA Communications Corp., Class A*	12,462
5,202	Sprint Nextel Corp.*	22,681
264	tw telecom, inc.*	6,634
26	United States Cellular Corp.*	1,069
1,022	Windstream Corp.	10,179
		70,187
	Utilities - 6.6%
1,121	AES Corp./The*	13,519
202	AGL Resources, Inc.	8,181
192	Alliant Energy Corp.	8,968
422	Ameren Corp.	14,437
304	American Water Works Co., Inc.	11,020
241	Aqua America, Inc.	6,179
157	Atmos Energy Corp.	5,628
666	Calpine Corp.*	11,382
694	CenterPoint Energy, Inc.	14,616
455	CMS Energy Corp.	11,220
293	DTE Energy Co.	17,981
307	Entergy Corp.	22,310
235	Great Plains Energy, Inc.	5,212
136	Integrys Energy Group, Inc.	8,233
89	ITC Holdings Corp.	6,603
302	MDU Resources Group, Inc.	6,762
144	National Fuel Gas Co.	7,047
494	NiSource, Inc.	12,642
541	Northeast Utilities	21,575
400	NRG Energy, Inc.	7,928
406	NV Energy, Inc.	7,426
171	OGE Energy Corp.	9,082
336	ONEOK, Inc.	14,955
396	Pepco Holdings, Inc.	7,904
189	Pinnacle West Capital Corp.	10,119
308	Questar Corp.	6,268
205	SCANA Corp.	10,080
351	TECO Energy, Inc.	6,385
195	UGI Corp.	5,977
219	Westar Energy, Inc.	6,693
402	Wisconsin Energy Corp.	16,378
		322,710
	Total Common Stocks
	(Cost $4,986,988)	4,923,716

	Money Market Fund - 0.0%†
294	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $294)	294
	Total Investment Securities
	(Cost $4,987,282) — 100.0%	4,924,010
	Liabilities in excess of other assets — (0.0%)†	(500)
	Net Assets — 100.0%	$4,923,510

*	Non-income producing security.
#	Amount represents less than one share.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$468,225
Aggregate gross unrealized depreciation	(547,632)
Net unrealized depreciation	$(79,407)
Federal income tax cost of investments	$5,003,417

See accompanying notes to schedules of portfolio investments.

17

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 14.3%
439	Aaron's, Inc.	$12,876
501	Aeropostale, Inc.*	9,880
301	ANN, Inc.*	8,151
164	Arbitron, Inc.	5,751
195	Asbury Automotive Group, Inc.*	5,101
269	Bally Technologies, Inc.*	11,758
256	Barnes & Noble, Inc.*	3,397
406	Big Lots, Inc.*	16,447
145	BJ's Restaurants, Inc.*	5,739
182	Bob Evans Farms, Inc.	7,011
114	Bridgepoint Education, Inc.*	1,037
467	Brinker International, Inc.	15,135
549	Brunswick Corp.	12,073
169	Buckle, Inc./The	6,535
114	Buffalo Wild Wings, Inc.*	8,275
304	Cabela's, Inc.*	13,966
8	Caesars Entertainment Corp.*	67
171	Cato Corp./The, Class A	4,788
325	Cheesecake Factory, Inc./The*	10,894
1,040	Chico's FAS, Inc.	15,933
152	Children's Place Retail Stores, Inc./The*	7,722
173	Choice Hotels International, Inc.	6,934
81	Churchill Downs, Inc.	4,483
609	Cinemark Holdings, Inc.	14,238
191	Coinstar, Inc.*	9,071
382	Collective Brands, Inc.*	8,221
91	Columbia Sportswear Co.	4,604
386	Cooper Tire & Rubber Co.	6,743
142	Cracker Barrel Old Country Store, Inc.	8,898
555	Crocs, Inc.*	8,519
907	Dana Holding Corp.	11,954
239	Deckers Outdoor Corp.*	9,969
354	DeVry, Inc.	6,949
98	DineEquity, Inc.*	5,223
343	Domino's Pizza, Inc.	11,710
162	Dorman Products, Inc.*	4,653
423	DreamWorks Animation SKG, Inc., Class A*	8,122
162	DSW, Inc., Class A	9,577
167	Education Management Corp.*	628
451	Express, Inc.*	7,261
155	Federal-Mogul Corp.*	1,542
588	Fifth & Pacific Cos., Inc.*	6,515
314	Finish Line, Inc./The, Class A	6,556
98	Francesca's Holdings Corp.*	3,078
261	Gaylord Entertainment Co.*	9,592
150	Genesco, Inc.*	9,933
141	Group 1 Automotive, Inc.	7,579
183	Helen of Troy Ltd.*	5,574
164	Hibbett Sports, Inc.*	9,966
389	Hillenbrand, Inc.	6,726
183	HomeAway, Inc.*	4,202
251	HSN, Inc.	10,632
440	Iconix Brand Group, Inc.*	7,801
170	International Speedway Corp., Class A	4,359
244	Interval Leisure Group, Inc.	4,475
165	ITT Educational Services, Inc.*	6,405
273	Jack in the Box, Inc.*	7,368
502	Jones Group, Inc./The	5,306
169	Jos. A. Bank Clothiers, Inc.*	7,142
226	K12, Inc.*	4,086
249	Life Time Fitness, Inc.*	11,307
569	Lions Gate Entertainment Corp.*	7,653
1,000	Live Nation Entertainment, Inc.*	8,920
383	Madison Square Garden Co./The, Class A*	13,884
191	Marriott Vacations Worldwide Corp.*	5,925
176	Matthews International Corp., Class A	5,104
77	Mattress Firm Holding Corp.*	2,245
227	MDC Holdings, Inc.	7,232
316	Men's Wearhouse, Inc./The	8,611
226	Meredith Corp.	7,467
165	Meritage Homes Corp.*	5,791
189	Monro Muffler Brake, Inc.	6,250
798	New York Times Co./The, Class A*	6,184
586	Orient-Express Hotels Ltd., Class A*	5,344
403	Pandora Media, Inc.*	3,978
116	Papa John's International, Inc.*	5,917
82	Peet's Coffee & Tea, Inc.*	6,183
273	Penske Automotive Group, Inc.	6,525
679	Pier 1 Imports, Inc.	11,197
301	Pool Corp.	11,095
491	Regal Entertainment Group, Class A	6,786
358	Regis Corp.	6,057
364	Rent-A-Center, Inc.	12,944
273	Ryland Group, Inc./The	6,519
695	Saks, Inc.*	7,249
150	Scholastic Corp.	4,519
380	Scientific Games Corp., Class A*	3,215
345	Select Comfort Corp.*	8,973
1,346	Service Corp. International	17,296
333	Shuffle Master, Inc.*	4,865
193	Shutterfly, Inc.*	6,336
323	Sinclair Broadcast Group, Inc., Class A	3,295
340	Six Flags Entertainment Corp.	19,587
239	Skechers U.S.A., Inc., Class A*	4,766
224	Sonic Automotive, Inc., Class A	3,835
418	Sotheby's	12,268
671	Standard Pacific Corp.*	3,805
251	Steven Madden Ltd.*	10,148
74	Strayer Education, Inc.	5,377
118	Sturm Ruger & Co., Inc.	5,833
45	Teavana Holdings, Inc.*	504
375	Tenneco, Inc.*	10,984
394	Texas Roadhouse, Inc.	6,820
279	Thor Industries, Inc.	8,016
118	Tumi Holdings, Inc.*	2,130
225	Vail Resorts, Inc.	11,169
265	Valassis Communications, Inc.*	5,976
146	Vera Bradley, Inc.*	3,327
172	Vitamin Shoppe, Inc.*	9,446
254	Warnaco Group, Inc./The*	10,836
1,929	Wendy's Co./The	8,854
346	WMS Industries, Inc.*	6,356
299	Wolverine World Wide, Inc.	13,285
132	Zumiez, Inc.*	4,796
		862,114
	Consumer Staples - 3.5%
115	Andersons, Inc./The	4,367
297	B&G Foods, Inc.	8,316
54	Boston Beer Co., Inc./The, Class A*	5,817
83	Cal-Maine Foods, Inc.	3,132
235	Casey's General Stores, Inc.	13,966
724	Darling International, Inc.*	11,960
1,139	Dean Foods Co.*	14,089
224	Dole Food Co., Inc.*	2,636
169	Elizabeth Arden, Inc.*	6,593
236	Fresh Del Monte Produce, Inc.	5,782
190	Fresh Market, Inc./The*	11,189
233	Hain Celestial Group, Inc./The*	12,976
266	Harris Teeter Supermarkets, Inc.	10,996
87	J&J Snack Foods Corp.	5,028

See accompanying notes to schedules of portfolio investments.

18

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
123	Lancaster Colony Corp.	$8,523
356	Pilgrim's Pride Corp.*	1,655
112	Pricesmart, Inc.	8,066
74	Revlon, Inc., Class A*	1,077
3,759	Rite Aid Corp.*	4,360
127	Sanderson Farms, Inc.	4,677
388	Snyders-Lance, Inc.	9,091
155	Spectrum Brands Holdings, Inc.*	5,709
1,315	SUPERVALU, Inc.	3,248
179	Tootsie Roll Industries, Inc.	4,382
222	TreeHouse Foods, Inc.*	12,430
301	United Natural Foods, Inc.*	16,344
145	Universal Corp.	6,603
325	Vector Group Ltd.	5,522
69	Weis Markets, Inc.	3,004
		211,538
	Energy - 5.2%
57	Apco Oil and Gas International, Inc.	954
127	Approach Resources, Inc.*	3,353
1,321	Arch Coal, Inc.	9,524
321	Berry Petroleum Co., Class A	12,204
267	Bill Barrett Corp.*	5,623
209	Bristow Group, Inc.	9,566
280	C&J Energy Services, Inc.*	5,258
124	CARBO Ceramics, Inc.	7,958
218	Carrizo Oil & Gas, Inc.*	5,496
1,330	Cheniere Energy, Inc.*	18,128
56	Clayton Williams Energy, Inc.*	2,312
314	Clean Energy Fuels Corp.*	4,431
378	Cloud Peak Energy, Inc.*	6,256
295	Comstock Resources, Inc.*	4,773
80	Contango Oil & Gas Co.*	4,740
102	CVR Energy, Inc.*	2,913
96	Delek US Holdings, Inc.	1,895
942	EXCO Resources, Inc.	6,632
396	Exterran Holdings, Inc.*	5,849
731	Forest Oil Corp.*	5,007
99	Forum Energy Technologies, Inc.*	2,063
165	Gulfmark Offshore, Inc., Class A*	5,932
283	Gulfport Energy Corp.*	5,830
443	Halcon Resources Corp.*	2,924
624	Helix Energy Solutions Group, Inc.*	11,157
201	Hornbeck Offshore Services, Inc.*	8,512
736	ION Geophysical Corp.*	4,894
935	Key Energy Services, Inc.*	7,489
1,634	Kodiak Oil & Gas Corp.*	13,644
208	Lufkin Industries, Inc.	9,578
668	McMoRan Exploration Co.*	8,724
151	Midstates Petroleum Co., Inc.*	1,287
325	Nordic American Tankers Ltd.	3,803
392	Northern Oil and Gas, Inc.*	6,178
750	Quicksilver Resources, Inc.*	3,390
329	Rosetta Resources, Inc.*	13,726
455	RPC, Inc.	6,120
131	SEACOR Holdings, Inc.*	11,128
229	SemGroup Corp., Class A*	7,720
266	Ship Finance International Ltd.	3,852
304	Stone Energy Corp.*	7,983
263	Swift Energy Co.*	4,915
202	Targa Resources Corp.	8,898
249	Teekay Corp.	7,652
298	Unit Corp.*	11,849
225	W&T Offshore, Inc.	4,160
340	Western Refining, Inc.	8,000
		314,280
	Financials - 22.3%
272	Acadia Realty Trust (REIT)	6,512
17	Alexander's, Inc. (REIT)	7,264
212	American Assets Trust, Inc. (REIT)	5,512
89	American National Insurance Co.	6,268
983	American Realty Capital Trust, Inc. (REIT)	10,833
148	Amtrust Financial Services, Inc.	4,409
851	Anworth Mortgage Asset Corp. (REIT)	5,651
193	Argo Group International Holdings Ltd.	5,676
1,349	ARMOUR Residential REIT, Inc. (REIT)	10,333
439	Aspen Insurance Holdings Ltd.	12,617
1,072	Associated Banc-Corp.	13,389
1,032	Assured Guaranty Ltd.	12,363
556	Astoria Financial Corp.	5,238
484	BancorpSouth, Inc.	7,013
282	Bank of Hawaii Corp.	13,172
171	Bank of the Ozarks, Inc.	5,504
239	BankUnited, Inc.	5,822
593	BGC Partners, Inc., Class A	2,947
888	Brandywine Realty Trust (REIT)	10,549
1,703	CapitalSource, Inc.	11,155
1,017	Capitol Federal Financial, Inc.	11,919
580	Capstead Mortgage Corp. (REIT)	8,166
183	Cash America International, Inc.	7,013
487	Cathay General Bancorp	7,885
559	CBOE Holdings, Inc.	15,932
1,358	CNO Financial Group, Inc.	11,258
129	Cohen & Steers, Inc.	4,257
541	Colonial Properties Trust (REIT)	12,254
519	CommonWealth REIT (REIT)	9,467
241	Community Bank System, Inc.	6,630
446	Corporate Office Properties Trust (REIT)	9,928
41	Credit Acceptance Corp.*	3,930
707	CubeSmart (REIT)	8,477
586	CVB Financial Corp.	6,915
968	CYS Investments, Inc. (REIT)	13,997
1,523	DCT Industrial Trust, Inc. (REIT)	9,534
1,167	DiamondRock Hospitality Co. (REIT)	11,040
392	DuPont Fabros Technology, Inc. (REIT)	10,545
175	EastGroup Properties, Inc. (REIT)	9,359
578	Education Realty Trust, Inc. (REIT)	6,774
269	Endurance Specialty Holdings Ltd.	9,326
62	Enstar Group Ltd.*	5,796
288	Entertainment Properties Trust (REIT)	13,006
384	Equity One, Inc. (REIT)	8,329
271	Ezcorp, Inc., Class A*	6,097
76	FBL Financial Group, Inc., Class A	2,352
647	Federated Investors, Inc., Class B	13,011
261	Financial Engines, Inc.*	4,899
653	First American Financial Corp.	11,963
422	First BanCorp/Puerto Rico*	1,595
163	First Cash Financial Services, Inc.*	6,536
34	First Citizens BancShares Inc./NC, Class A	5,586
359	First Financial Bancorp	5,730
195	First Financial Bankshares, Inc.	6,727
1,566	First Horizon National Corp.	12,888
504	First Industrial Realty Trust, Inc. (REIT)*	6,421
677	FirstMerit Corp.	10,967
862	FNB Corp./PA	9,379
829	Forest City Enterprises, Inc., Class A*	11,697
465	Franklin Street Properties Corp. (REIT)	4,822
1,239	Fulton Financial Corp.	11,386
27	GAMCO Investors, Inc., Class A	1,207
446	Glacier Bancorp, Inc.	6,766
865	Glimcher Realty Trust (REIT)	8,667
230	Government Properties Income Trust (REIT)	5,267

See accompanying notes to schedules of portfolio investments.

19

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
126	Green Dot Corp., Class A*	$1,315
181	Greenhill & Co., Inc.	7,189
188	Greenlight Capital Re Ltd., Class A*	4,429
282	Hanover Insurance Group, Inc./The	9,890
606	Hatteras Financial Corp. (REIT)	17,726
484	Healthcare Realty Trust, Inc. (REIT)	11,887
1,093	Hersha Hospitality Trust (REIT)	5,312
458	Highwoods Properties, Inc. (REIT)	15,512
157	Howard Hughes Corp./The*	9,676
182	Iberiabank Corp.	8,523
356	International Bancshares Corp.	6,525
715	Invesco Mortgage Capital, Inc. (REIT)	14,150
287	Investors Bancorp, Inc.*	4,669
1,154	Janus Capital Group, Inc.	8,343
274	Kemper Corp.	8,965
613	Knight Capital Group, Inc., Class A*	6,332
528	LaSalle Hotel Properties (REIT)	13,865
843	Lexington Realty Trust (REIT)	7,536
188	LTC Properties, Inc. (REIT)	6,712
539	Mack-Cali Realty Corp. (REIT)	14,440
208	MarketAxess Holdings, Inc.	6,286
338	MB Financial, Inc.	6,824
949	MBIA, Inc.*	9,063
841	Medical Properties Trust, Inc. (REIT)	8,284
163	Mercury General Corp.	5,904
2,208	MFA Financial, Inc. (REIT)	17,841
254	Mid-America Apartment Communities, Inc. (REIT)	17,584
359	Montpelier Re Holdings Ltd.	7,273
145	National Health Investors, Inc. (REIT)	7,785
790	National Penn Bancshares, Inc.	6,984
594	National Retail Properties, Inc. (REIT)	17,523
111	Nationstar Mortgage Holdings, Inc.*	2,444
167	Nelnet, Inc., Class A	3,926
605	Northwest Bancshares, Inc.	7,048
719	Ocwen Financial Corp.*	14,207
587	Old National Bancorp/IN	7,185
1,511	Old Republic International Corp.	12,179
656	Omega Healthcare Investors, Inc. (REIT)	15,901
145	OneBeacon Insurance Group Ltd., Class A	1,840
33	Pacific Capital Bancorp*	1,505
82	Park National Corp.	5,555
325	Pebblebrook Hotel Trust (REIT)	7,384
349	PHH Corp.*	5,657
216	Platinum Underwriters Holdings Ltd.	8,212
634	Popular, Inc.*	9,554
330	Post Properties, Inc. (REIT)	17,045
248	Potlatch Corp. (REIT)	8,583
245	Primerica, Inc.	6,706
389	PrivateBancorp, Inc.	5,959
181	ProAssurance Corp.	16,212
291	Prosperity Bancshares, Inc.	11,806
502	Protective Life Corp.	14,011
351	Provident Financial Services, Inc.	5,346
116	PS Business Parks, Inc. (REIT)	7,843
438	Redwood Trust, Inc. (REIT)	5,646
200	Retail Properties of America, Inc., Class A (REIT)	1,994
109	RLI Corp.	7,021
396	RLJ Lodging Trust (REIT)	6,970
335	Selective Insurance Group, Inc.	5,782
180	Sovran Self Storage, Inc. (REIT)	10,278
569	St Joe Co./The*	9,633
276	StanCorp Financial Group, Inc.	8,214
722	Starwood Property Trust, Inc. (REIT)	16,072
173	Sterling Financial Corp./WA*	3,470
334	Stifel Financial Corp.*	10,053
1,013	Strategic Hotels & Resorts, Inc. (REIT)*	6,139
151	Sun Communities, Inc. (REIT)	7,035
739	Sunstone Hotel Investors, Inc. (REIT)*	7,397
1,145	Susquehanna Bancshares, Inc.	12,206
274	SVB Financial Group*	15,840
484	Symetra Financial Corp.	5,629
4,531	Synovus Financial Corp.	8,609
568	Tanger Factory Outlet Centers (REIT)	18,290
935	TCF Financial Corp.	9,659
231	Texas Capital Bancshares, Inc.*	9,954
223	Tower Group, Inc.	4,157
354	Trustmark Corp.	8,560
1,638	Two Harbors Investment Corp. (REIT)	18,788
216	UMB Financial Corp.	10,381
696	Umpqua Holdings Corp.	8,686
311	United Bankshares, Inc./WV	7,246
1,216	Valley National Bancorp	11,309
666	Washington Federal, Inc.	10,609
409	Washington Real Estate Investment Trust (REIT)	10,920
459	Webster Financial Corp.	9,419
173	Westamerica Bancorp.	7,958
225	Wintrust Financial Corp.	8,260
91	World Acceptance Corp.*	6,486
72	Zillow, Inc., Class A*	2,712
		1,339,764
	Health Care - 12.3%
207	ABIOMED, Inc.*	4,668
286	Accretive Health, Inc.*	3,884
245	Acorda Therapeutics, Inc.*	5,897
71	Air Methods Corp.*	7,741
405	Akorn, Inc.*	5,536
498	Alere, Inc.*	9,397
389	Align Technology, Inc.*	13,210
603	Alkermes plc*	11,210
1,156	Allscripts Healthcare Solutions, Inc.*	10,635
194	Amsurg Corp.*	5,731
1,028	Ariad Pharmaceuticals, Inc.*	19,666
222	athenahealth, Inc.*	20,313
297	Auxilium Pharmaceuticals, Inc.*	8,001
628	Brookdale Senior Living, Inc.*	10,337
319	Centene Corp.*	12,135
407	Cepheid, Inc.*	13,040
307	Charles River Laboratories International, Inc.*	10,447
119	Chemed Corp.	7,470
568	Community Health Systems, Inc.*	13,978
393	Cubist Pharmaceuticals, Inc.*	16,923
171	Cyberonics, Inc.*	7,404
955	Dendreon Corp.*	4,546
184	Emeritus Corp.*	3,119
155	Haemonetics Corp.*	11,146
576	Halozyme Therapeutics, Inc.*	5,196
1,575	Health Management Associates, Inc., Class A*	10,363
591	HealthSouth Corp.*	13,238
74	HeartWare International, Inc.*	6,607
388	Hill-Rom Holdings, Inc.	10,146
525	HMS Holdings Corp.*	18,065
477	Idenix Pharmaceuticals, Inc.*	4,832
474	Immunogen, Inc.*	7,650
416	Impax Laboratories, Inc.*	9,244
255	Insulet Corp.*	4,988
126	Integra LifeSciences Holdings Corp.*	4,846
407	InterMune, Inc.*	3,594
466	Ironwood Pharmaceuticals, Inc.*	5,997
585	Isis Pharmaceuticals, Inc.*	7,090
299	LifePoint Hospitals, Inc.*	11,398

See accompanying notes to schedules of portfolio investments.

20

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
535	Lincare Holdings, Inc.	$22,149
260	Luminex Corp.*	4,454
169	Magellan Health Services, Inc.*	8,146
232	MAKO Surgical Corp.*	2,956
324	Masimo Corp.*	7,258
342	Medicines Co./The*	8,564
369	Medicis Pharmaceutical Corp., Class A	12,147
254	Meridian Bioscience, Inc.	4,244
187	Molina Healthcare, Inc.*	4,565
280	Momenta Pharmaceuticals, Inc.*	3,982
79	MWI Veterinary Supply, Inc.*	7,196
532	Myriad Genetics, Inc.*	13,220
710	Nektar Therapeutics*	6,049
144	Neogen Corp.*	5,540
268	NuVasive, Inc.*	5,599
314	NxStage Medical, Inc.*	4,726
990	Opko Health, Inc.*	4,198
395	Owens & Minor, Inc.	11,143
224	Par Pharmaceutical Cos., Inc.*	11,191
369	PAREXEL International Corp.*	10,155
867	PDL BioPharma, Inc.	5,887
326	Pharmacyclics, Inc.*	17,346
318	PSS World Medical, Inc.*	6,643
232	Quality Systems, Inc.	3,749
626	Seattle Genetics, Inc.*	16,376
271	Select Medical Holdings Corp.*	2,886
328	STERIS Corp.	9,883
227	Team Health Holdings, Inc.*	6,061
230	Techne Corp.	15,888
252	Teleflex, Inc.	16,062
2,565	Tenet Healthcare Corp.*	11,850
437	Theravance, Inc.*	12,730
364	Thoratec Corp.*	12,489
293	United Therapeutics Corp.*	16,051
286	Universal American Corp.*	2,563
533	VCA Antech, Inc.*	9,701
437	ViroPharma, Inc.*	9,487
608	Vivus, Inc.*	12,786
325	Volcano Corp.*	8,596
265	WellCare Health Plans, Inc.*	17,177
209	West Pharmaceutical Services, Inc.	10,404
		741,785
	Industrials - 15.8%
275	ABM Industries, Inc.	5,115
266	Acacia Research Corp.*	7,530
689	ACCO Brands Corp.*	5,836
426	Actuant Corp., Class A	12,124
261	Acuity Brands, Inc.	15,122
201	Advisory Board Co./The*	9,043
445	Air Lease Corp.*	8,758
296	Aircastle Ltd.	3,502
447	Alaska Air Group, Inc.*	15,578
93	Allegiant Travel Co.*	6,609
206	Alliant Techsystems, Inc.	9,542
37	Amerco, Inc.	3,456
246	AO Smith Corp.	12,157
237	Applied Industrial Technologies, Inc.	8,807
134	Armstrong World Industries, Inc.	5,179
163	Atlas Air Worldwide Holdings, Inc.*	7,394
651	Avis Budget Group, Inc.*	9,355
293	Barnes Group, Inc.	6,991
286	Beacon Roofing Supply, Inc.*	7,582
282	Belden, Inc.	9,061
306	Brady Corp., Class A	8,118
302	Briggs & Stratton Corp.	5,267
291	Brink's Co./The	6,751
182	Chart Industries, Inc.*	11,804
312	CLARCOR, Inc.	15,085
281	Colfax Corp.*	8,132
346	Con-way, Inc.	12,324
206	Corporate Executive Board Co./The	9,503
703	Covanta Holding Corp.	12,078
99	Cubic Corp.	4,789
289	Curtiss-Wright Corp.	8,661
318	Deluxe Corp.	9,006
174	Dollar Thrifty Automotive Group, Inc.*	12,946
411	EMCOR Group, Inc.	10,822
296	EnerSys, Inc.*	10,108
164	ESCO Technologies, Inc.	5,906
188	Esterline Technologies Corp.*	11,039
1,149	Exelis, Inc.	10,801
177	Forward Air Corp.	5,922
121	Franklin Electric Co., Inc.	6,826
258	FTI Consulting, Inc.*	6,587
289	GATX Corp.	12,158
172	Generac Holdings, Inc.	3,925
309	General Cable Corp.*	8,074
248	Genesee & Wyoming, Inc., Class A*	15,391
381	Geo Group, Inc./The*	8,809
812	GrafTech International Ltd.*	8,485
213	Granite Construction, Inc.	5,517
498	Harsco Corp.	10,582
388	Healthcare Services Group, Inc.	8,412
330	Heartland Express, Inc.	4,587
98	HEICO Corp.	3,498
178	HEICO Corp., Class A	5,247
360	Herman Miller, Inc.	6,588
610	Hexcel Corp.*	14,207
231	HNI Corp.	6,138
230	Hub Group, Inc., Class A*	6,842
283	Huntington Ingalls Industries, Inc.*	11,034
140	Huron Consulting Group, Inc.*	4,715
327	II-VI, Inc.*	5,703
362	Interface, Inc.	4,800
575	ITT Corp.	10,775
1,482	JetBlue Airways Corp.*	8,166
163	Kaman Corp.	5,311
194	KAR Auction Services, Inc.*	3,106
200	Kaydon Corp.	4,220
351	Knight Transportation, Inc.	5,381
292	Korn/Ferry International*	3,843
291	Landstar System, Inc.	14,378
302	Lennox International, Inc.	13,188
814	Manitowoc Co., Inc./The	9,768
375	MasTec, Inc.*	5,985
262	Matson, Inc.	6,435
116	Middleby Corp.*	11,359
199	Mine Safety Appliances Co.	6,830
237	Mobile Mini, Inc.*	3,394
260	Moog, Inc., Class A*	9,461
138	MRC Global, Inc.*	3,189
234	Mueller Industries, Inc.	9,975
35	NACCO Industries, Inc., Class A	3,505
381	Navistar International Corp.*	9,373
338	Old Dominion Freight Line, Inc.*	14,331
561	Oshkosh Corp.*	12,634
251	Polypore International, Inc.*	9,327
105	Portfolio Recovery Associates, Inc.*	8,891
28	Proto Labs, Inc.*	1,059
1,118	R.R. Donnelley & Sons Co.	13,550
127	RailAmerica, Inc.*	3,484

See accompanying notes to schedules of portfolio investments.

21

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
224	Raven Industries, Inc.	$7,331
135	RBC Bearings, Inc.*	6,323
146	Rexnord Corp.*	2,832
229	Robbins & Myers, Inc.	10,497
134	RPX Corp.*	1,682
317	Ryder System, Inc.	12,502
68	Sauer-Danfoss, Inc.	2,461
2	Seaboard Corp.*	4,400
404	Shaw Group, Inc./The*	15,736
248	Simpson Manufacturing Co., Inc.	6,011
160	Spirit Airlines, Inc.*	3,442
538	Steelcase, Inc., Class A	4,611
493	Swift Transportation Co.*	4,092
162	TAL International Group, Inc.	5,532
227	Teledyne Technologies, Inc.*	14,142
679	Terex Corp.*	13,240
386	Tetra Tech, Inc.*	9,924
114	Textainer Group Holdings Ltd.	4,289
260	Titan International, Inc.	5,374
367	Toro Co./The	13,799
493	Trinity Industries, Inc.	13,804
92	UniFirst Corp.	5,761
252	United Stationers, Inc.	6,353
999	US Airways Group, Inc.*	11,449
411	USG Corp.*	6,675
630	UTi Worldwide, Inc.	8,347
156	Watsco, Inc.	10,599
187	Watts Water Technologies, Inc., Class A	6,291
320	Werner Enterprises, Inc.	7,386
133	Wesco Aircraft Holdings, Inc.*	1,776
		953,507
	Information Technology - 17.5%
262	3D Systems Corp.*	9,956
244	ACI Worldwide, Inc.*	10,738
348	Acme Packet, Inc.*	5,516
214	Active Network, Inc./The*	3,037
485	Acxiom Corp.*	8,133
401	ADTRAN, Inc.	8,654
198	Advent Software, Inc.*	4,507
110	Aeroflex Holding Corp.*	661
500	Amkor Technology, Inc.*	2,665
174	Ancestry.com, Inc.*	5,824
178	Anixter International, Inc.	10,130
580	AOL, Inc.*	18,479
701	Arris Group, Inc.*	8,896
681	Aruba Networks, Inc.*	9,657
584	Aspen Technology, Inc.*	13,654
319	AVX Corp.	3,107
273	Bankrate, Inc.*	4,354
358	Benchmark Electronics, Inc.*	5,642
277	Blackbaud, Inc.	7,473
151	Booz Allen Hamilton Holding Corp.	2,632
228	Bottomline Technologies, Inc.*	4,330
142	BroadSoft, Inc.*	3,486
2,680	Brocade Communications Systems, Inc.*	13,320
146	Cabot Microelectronics Corp.	4,292
164	CACI International, Inc., Class A*	9,258
270	Cardtronics, Inc.*	8,373
300	Cavium, Inc.*	8,106
612	Ciena Corp.*	9,810
404	Cirrus Logic, Inc.*	14,855
238	Cognex Corp.	8,044
146	Coherent, Inc.*	7,129
253	CommVault Systems, Inc.*	12,276
1,357	Compuware Corp.*	12,498
1,358	Comverse Technology, Inc.*	7,374
633	Convergys Corp.	9,330
660	CoreLogic, Inc.*	15,180
173	Cornerstone OnDemand, Inc.*	4,114
157	CoStar Group, Inc.*	12,957
176	Cymer, Inc.*	10,069
960	Cypress Semiconductor Corp.*	10,262
263	DealerTrack Holdings, Inc.*	7,672
388	Diebold, Inc.	12,552
216	Diodes, Inc.*	4,091
218	DST Systems, Inc.	11,750
670	EarthLink, Inc.	4,590
241	EchoStar Corp., Class A*	6,941
833	Entegris, Inc.*	6,706
50	EPAM Systems, Inc.*	802
302	Euronet Worldwide, Inc.*	5,521
56	ExactTarget, Inc.*	1,277
152	ExlService Holdings, Inc.*	3,747
213	Fair Isaac Corp.	9,221
791	Fairchild Semiconductor International, Inc.*	10,963
103	FARO Technologies, Inc.*	4,432
233	FEI Co.	11,116
556	Finisar Corp.*	6,911
347	First Solar, Inc.*	5,392
89	Forrester Research, Inc.	2,540
359	Fusion-io, Inc.*	6,864
744	GT Advanced Technologies, Inc.*	3,809
114	Guidewire Software, Inc.*	2,925
226	Heartland Payment Systems, Inc.	7,164
201	Higher One Holdings, Inc.*	2,229
175	Hittite Microwave Corp.*	8,867
196	iGATE Corp.*	3,116
272	Insight Enterprises, Inc.*	4,559
882	Integrated Device Technology, Inc.*	4,445
275	InterDigital, Inc.	7,508
430	International Rectifier Corp.*	7,327
779	Intersil Corp., Class A	7,175
212	InvenSense, Inc.*	2,735
252	Itron, Inc.*	9,820
318	Ixia*	4,929
287	j2 Global, Inc.	8,590
262	JDA Software Group, Inc.*	7,750
100	Jive Software, Inc.*	2,003
148	Kenexa Corp.*	3,524
451	Kulicke & Soffa Industries, Inc.*	4,993
523	Lender Processing Services, Inc.	12,902
441	Lexmark International, Inc., Class A	7,713
143	Liquidity Services, Inc.*	6,538
143	Littelfuse, Inc.	7,671
138	LogMeIn, Inc.*	2,615
76	Loral Space & Communications, Inc.	5,468
36	M/A-COM Technology Solutions Holdings, Inc.*	637
128	Manhattan Associates, Inc.*	5,976
145	Mantech International Corp., Class A	3,180
209	MAXIMUS, Inc.	10,555
1,429	MEMC Electronic Materials, Inc.*	2,744
585	Mentor Graphics Corp.*	8,939
551	Microsemi Corp.*	10,667
51	MicroStrategy, Inc., Class A*	5,939
66	Millennial Media, Inc.*	655
325	MKS Instruments, Inc.	8,580
133	MoneyGram International, Inc.*	2,070
764	Monster Worldwide, Inc.*	5,539
232	NETGEAR, Inc.*	8,034
214	Netscout Systems, Inc.*	4,999
405	NeuStar, Inc., Class A*	14,341

See accompanying notes to schedules of portfolio investments.

22

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
362	OmniVision Technologies, Inc.*	$5,075
140	OpenTable, Inc.*	5,090
122	OSI Systems, Inc.*	7,874
732	Parametric Technology Corp.*	15,767
100	Pegasystems, Inc.	2,778
267	Plantronics, Inc.	8,763
215	Plexus Corp.*	6,175
1,446	PMC - Sierra, Inc.*	7,693
1,006	Polycom, Inc.*	8,792
174	Power Integrations, Inc.	6,132
384	Progress Software Corp.*	7,465
482	QLIK Technologies, Inc.*	9,640
612	QLogic Corp.*	7,063
358	Quest Software, Inc.*	10,003
237	RealPage, Inc.*	5,266
1,714	RF Micro Devices, Inc.*	6,650
676	Sapient Corp.	6,733
171	ScanSource, Inc.*	4,937
405	Semtech Corp.*	9,675
258	ServiceSource International, Inc.*	2,910
266	Silicon Laboratories, Inc.*	9,829
183	Sourcefire, Inc.*	9,342
211	SS&C Technologies Holdings, Inc.*	5,127
131	Stratasys, Inc.*	8,028
209	Synaptics, Inc.*	5,513
191	Synchronoss Technologies, Inc.*	3,652
151	SYNNEX Corp.*	5,108
95	Syntel, Inc.	5,522
556	Take-Two Interactive Software, Inc.*	4,882
256	Tech Data Corp.*	12,826
151	TeleTech Holdings, Inc.*	2,485
2,059	Tellabs, Inc.	6,774
318	Tessera Technologies, Inc.	4,595
749	TiVo, Inc.*	6,509
1,023	TriQuint Semiconductor, Inc.*	5,770
331	TTM Technologies, Inc.*	3,621
184	Tyler Technologies, Inc.*	7,180
165	Ultimate Software Group, Inc.*	14,763
243	Unisys Corp.*	4,722
249	Universal Display Corp.*	7,908
500	ValueClick, Inc.*	7,855
240	Veeco Instruments, Inc.*	8,570
138	Verint Systems, Inc.*	3,852
261	ViaSat, Inc.*	9,996
259	VirnetX Holding Corp.*	6,128
891	Vishay Intertechnology, Inc.*	8,794
229	VistaPrint N.V.*	7,901
276	WebMD Health Corp.*	4,060
240	Wright Express Corp.*	15,451
44	Yelp, Inc.*	878
322	Zebra Technologies Corp., Class A*	11,122
		1,054,340
	Materials - 4.4%
679	AK Steel Holding Corp.	3,612
166	AMCOL International Corp.	5,096
179	Balchem Corp.	5,966
244	Buckeye Technologies, Inc.	7,349
365	Cabot Corp.	14,235
347	Calgon Carbon Corp.*	4,802
389	Century Aluminum Co.*	2,377
612	Chemtura Corp.*	8,274
556	Coeur d'Alene Mines Corp.*	9,068
716	Commercial Metals Co.	9,229
203	Compass Minerals International, Inc.	14,685
78	Deltic Timber Corp.	4,821
278	Eagle Materials, Inc.	9,661
211	Georgia Gulf Corp.	6,917
326	Globe Specialty Metals, Inc.	4,085
236	Gold Resource Corp.	4,232
798	Graphic Packaging Holding Co.*	4,469
153	Greif, Inc., Class A	6,619
306	H.B. Fuller Co.	8,941
1,731	Hecla Mining Co.	7,790
135	Innophos Holdings, Inc.	7,826
325	Intrepid Potash, Inc.*	7,586
104	Kaiser Aluminum Corp.	5,672
261	KapStone Paper and Packaging Corp.*	4,387
845	Louisiana-Pacific Corp.*	8,720
1,275	McEwen Mining, Inc.*	3,812
110	Minerals Technologies, Inc.	7,033
442	Olin Corp.	8,946
200	OM Group, Inc.*	3,140
563	PolyOne Corp.	8,293
459	Resolute Forest Products*	4,214
150	Schnitzer Steel Industries, Inc., Class A	4,307
97	Schweitzer-Mauduit International, Inc.	6,606
310	Sensient Technologies Corp.	10,990
50	Stepan Co.	4,433
715	Stillwater Mining Co.*	6,349
434	SunCoke Energy, Inc.*	6,944
147	Texas Industries, Inc.	6,140
76	US Silica Holdings, Inc.*	787
333	Worthington Industries, Inc.	7,226
		265,639
	Telecommunication Services - 0.4%
2,249	Clearwire Corp., Class A*	2,564
1,061	NII Holdings, Inc.*	7,162
629	Telephone & Data Systems, Inc.	15,240
		24,966
	Utilities - 4.3%
211	ALLETE, Inc.	8,748
360	Avista Corp.	9,965
245	Black Hills Corp.	7,803
105	CH Energy Group, Inc.	6,828
379	Cleco Corp.	16,585
250	El Paso Electric Co.	8,463
260	Empire District Electric Co./The	5,590
4,788	GenOn Energy, Inc.*	11,395
595	Hawaiian Electric Industries, Inc.	16,952
308	IDACORP, Inc.	12,998
130	Laclede Group, Inc./The	5,431
143	MGE Energy, Inc.	6,855
258	New Jersey Resources Corp.	11,842
165	Northwest Natural Gas Co.	8,034
223	NorthWestern Corp.	8,235
111	Ormat Technologies, Inc.	1,998
445	Piedmont Natural Gas Co., Inc.	14,142
449	PNM Resources, Inc.	9,339
466	Portland General Electric Co.	12,689
185	South Jersey Industries, Inc.	9,779
284	Southwest Gas Corp.	12,684
313	UIL Holdings Corp.	11,594
250	UNS Energy Corp.	10,175
502	Vectren Corp.	14,985
318	WGL Holdings, Inc.	12,863
		255,972
	Total Common Stocks
	(Cost $6,138,788)	6,023,905

See accompanying notes to schedules of portfolio investments.

23

FocusShares Trust

Focus Morningstar Small Cap Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Money Market Fund - 0.0%†
95	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $95)	$95
	Total Investment Securities
	(Cost $6,138,883) — 100.0%	6,024,000
	Other assets less liabilities — 0.0%†	130
	Net Assets — 100.0%	$6,024,130

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$478,123
Aggregate gross unrealized depreciation	(612,507)
Net unrealized depreciation	$(134,384)
Federal income tax cost of investments	$6,158,384

See accompanying notes to schedules of portfolio investments.

24

FocusShares Trust

Focus Morningstar Basic Materials Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Aluminum - 2.3%
9,779	Alcoa, Inc.	$82,828
577	Century Aluminum Co.*	3,526
154	Kaiser Aluminum Corp.	8,399
		94,753
	Building Products - 2.5%
199	Armstrong World Industries, Inc.	7,691
448	Lennox International, Inc.	19,564
3,307	Masco Corp.	39,783
1,046	Owens Corning*	28,096
610	USG Corp.*	9,907
		105,041
	Coal & Consumable Fuels - 3.6%
2,022	Alpha Natural Resources, Inc.*	14,174
1,959	Arch Coal, Inc.	14,124
561	Cloud Peak Energy, Inc.*	9,285
2,077	CONSOL Energy, Inc.	60,192
2,490	Peabody Energy Corp.	51,991
		149,766
	Commodity Chemicals - 0.6%
313	Georgia Gulf Corp.	10,260
181	Kronos Worldwide, Inc.	3,062
180	Westlake Chemical Corp.	10,685
		24,007
	Construction Materials - 2.3%
413	Eagle Materials, Inc.	14,352
417	Martin Marietta Materials, Inc.	31,333
218	Texas Industries, Inc.	9,106
1,073	Vulcan Materials Co.	41,568
		96,359
	Diversified Chemicals - 18.6%
541	Cabot Corp.	21,099
8,581	E.I. du Pont de Nemours & Co.	426,476
1,400	Eastman Chemical Co.	73,202
1,262	FMC Corp.	69,031
1,772	Huntsman Corp.	22,416
656	Olin Corp.	13,277
1,399	PPG Industries, Inc.	153,135
		778,636
	Diversified Metals & Mining - 9.0%
246	AMCOL International Corp.	7,552
301	Compass Minerals International, Inc.	21,775
8,658	Freeport-McMoRan Copper & Gold, Inc.	291,515
485	Globe Specialty Metals, Inc.	6,077
559	Molycorp, Inc.*	9,738
644	SunCoke Energy, Inc.*	10,304
761	Titanium Metals Corp.	8,873
112	US Silica Holdings, Inc.*	1,159
574	Walter Energy, Inc.	19,688
		376,681
	Fertilizers & Agricultural Chemicals - 17.3%
604	CF Industries Holdings, Inc.	118,239
482	Intrepid Potash, Inc.*	11,250
4,921	Monsanto Co.	421,336
2,730	Mosaic Co./The	158,640
379	Scotts Miracle-Gro Co./The, Class A	15,122
		724,587
	Forest Products - 0.5%
116	Deltic Timber Corp.	7,170
1,253	Louisiana-Pacific Corp.*	12,931
		20,101
	Gold - 6.4%
752	Allied Nevada Gold Corp.*	19,439
350	Gold Resource Corp.	6,275
4,510	Newmont Mining Corp.	200,560
541	Royal Gold, Inc.	40,943
		267,217
	Industrial Gases - 3.5%
1,827	Air Products & Chemicals, Inc.	146,946

	Industrial Machinery - 0.4%
738	Harsco Corp.	15,683

	Multi-Utilities - 0.8%
1,598	MDU Resources Group, Inc.	35,779

	Paper Packaging - 0.7%
923	Sonoco Products Co.	27,976

	Paper Products - 4.3%
362	Buckeye Technologies, Inc.	10,903
335	Domtar Corp.	24,743
3,718	International Paper Co.	121,988
387	KapStone Paper and Packaging Corp.*	6,506
678	Resolute Forest Products*	6,224
144	Schweitzer-Mauduit International, Inc.	9,806
		180,170
	Precious Metals & Minerals - 1.0%
825	Coeur d'Alene Mines Corp.*	13,456
2,567	Hecla Mining Co.	11,551
1,888	McEwen Mining, Inc.*	5,645
1,061	Stillwater Mining Co.*	9,422
		40,074
	Specialty Chemicals - 19.1%
817	Albemarle Corp.	47,566
653	Ashland, Inc.	45,965
266	Balchem Corp.	8,866
1,442	Celanese Corp.	54,983
907	Chemtura Corp.*	12,263
423	Cytec Industries, Inc.	26,040
2,417	Ecolab, Inc.	158,193
455	H.B. Fuller Co.	13,295
200	Innophos Holdings, Inc.	11,594
739	International Flavors & Fragrances, Inc.	41,192
163	Minerals Technologies, Inc.	10,422
86	NewMarket Corp.	19,770
297	OM Group, Inc.*	4,663
835	PolyOne Corp.	12,299
642	Rockwood Holdings, Inc.	28,389
1,207	RPM International, Inc.	31,985
460	Sensient Technologies Corp.	16,307
804	Sherwin-Williams Co./The	108,017
950	Sigma-Aldrich Corp.	65,740
74	Stepan Co.	6,561
155	Valhi, Inc.	1,725
800	Valspar Corp.	40,160
567	W.R. Grace & Co.*	31,775
		797,770
	Steel - 6.8%
1,004	AK Steel Holding Corp.	5,341
1,316	Cliffs Natural Resources, Inc.	53,811
1,062	Commercial Metals Co.	13,689
2,622	Nucor Corp.	102,783
691	Reliance Steel & Aluminum Co.	35,573
223	Schnitzer Steel Industries, Inc., Class A	6,402
2,008	Steel Dynamics, Inc.	25,883
1,389	United States Steel Corp.	28,683
494	Worthington Industries, Inc.	10,720
		282,885

See accompanying notes to schedules of portfolio investments.

25

FocusShares Trust

Focus Morningstar Basic Materials Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Trading Companies & Distributors - 0.3%
424	Beacon Roofing Supply, Inc.*	$11,240

	Total Common Stocks
	(Cost $4,712,511)	4,175,671
	Total Investment Securities
	(Cost $4,712,511) — 100.0%	4,175,671
	Other assets less liabilities — 0.0%†	856
	Net Assets — 100.0%	$4,176,527

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$372,939
Aggregate gross unrealized depreciation	(932,426)
Net unrealized depreciation	$(559,487)
Federal income tax cost of investments	$4,735,158

See accompanying notes to schedules of portfolio investments.

26

FocusShares Trust

Focus Morningstar Communication Services Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Alternative Carriers - 2.5%
3,347	Level 3 Communications, Inc.*	$64,496
3,090	tw telecom, inc.*	77,652
		142,148
	Application Software - 0.4%
2,458	TiVo, Inc.*	21,360

	Cable & Satellite - 34.0%
1,011	AMC Networks, Inc., Class A*	43,837
4,589	Cablevision Systems Corp., Class A	70,395
819	Charter Communications, Inc., Class A*	62,997
13,770	Comcast Corp., Class A	448,213
7,006	Comcast Corp., Special, Class A	223,702
5,919	DIRECTV, Class A*	293,938
4,229	DISH Network Corp., Class A	130,084
2,390	Liberty Global, Inc.*	119,118
2,791	Liberty Global, Inc., Class A*	147,309
3,139	Time Warner Cable, Inc.	266,595
5,657	Virgin Media, Inc.	154,889
		1,961,077
	Communications Equipment - 0.4%
903	InterDigital, Inc.	24,652

	Data Processing & Outsourced Services - 0.8%
1,331	NeuStar, Inc., Class A*	47,131

	Integrated Telecommunication Services - 40.4%
30,294	AT&T, Inc.	1,148,748
6,306	CenturyLink, Inc.	261,951
20,319	Frontier Communications Corp.	79,651
15,892	Verizon Communications, Inc.	717,365
11,982	Windstream Corp.	119,341
		2,327,056
	Internet Software & Services - 3.2%
2,197	EarthLink, Inc.	15,049
953	Equinix, Inc.*	169,806
		184,855
	Specialized REITs - 4.7%
3,764	American Tower Corp.	272,175

	Wireless Telecommunication Services - 13.6%
7,369	Clearwire Corp., Class A*	8,401
3,548	Crown Castle International Corp.*	219,550
6,503	MetroPCS Communications, Inc.*	56,966
3,485	NII Holdings, Inc.*	23,524
2,470	SBA Communications Corp., Class A*	145,878
60,928	Sprint Nextel Corp.*	265,646
2,065	Telephone & Data Systems, Inc.	50,035
303	United States Cellular Corp.*	12,459
		782,459
	Total Common Stocks
	(Cost $4,892,122)	5,762,913
	Total Investment Securities
	(Cost $4,892,122) — 100.0%	5,762,913
	Liabilities in excess of other assets — (0.0%)†	(358)
	Net Assets — 100.0%	$5,762,555

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$985,738
Aggregate gross unrealized depreciation	(272,869)
Net unrealized appreciation	$712,869
Federal income tax cost of investments	$5,050,044

See accompanying notes to schedules of portfolio investments.

27

FocusShares Trust

Focus Morningstar Consumer Cyclical Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Advertising - 1.4%
49	Arbitron, Inc.	$1,718
76	Clear Channel Outdoor Holdings, Inc., Class A*	385
813	Interpublic Group of Cos., Inc./The	8,024
107	Lamar Advertising Co., Class A*	3,248
500	Omnicom Group, Inc.	25,090
		38,465
	Apparel Retail - 7.2%
156	Abercrombie & Fitch Co., Class A	5,273
148	Aeropostale, Inc.*	2,919
361	American Eagle Outfitters, Inc.	7,516
89	ANN, Inc.*	2,410
234	Ascena Retail Group, Inc.*	4,291
50	Buckle, Inc./The	1,933
51	Cato Corp./The, Class A	1,428
308	Chico's FAS, Inc.	4,719
45	Children's Place Retail Stores, Inc./The*	2,286
113	Collective Brands, Inc.*	2,432
48	DSW, Inc., Class A	2,838
136	Express, Inc.*	2,190
93	Finish Line, Inc./The, Class A	1,942
279	Foot Locker, Inc.	9,213
29	Francesca's Holdings Corp.*	911
627	Gap, Inc./The	18,490
44	Genesco, Inc.*	2,914
115	Guess?, Inc.	3,461
50	Jos. A. Bank Clothiers, Inc.*	2,113
459	Ltd. Brands, Inc.	21,825
93	Men's Wearhouse, Inc./The	2,534
416	Ross Stores, Inc.	27,639
1,361	TJX Cos., Inc.	60,265
209	Urban Outfitters, Inc.*	6,385
39	Zumiez, Inc.*	1,417
		199,344
	Apparel, Accessories & Luxury Goods - 4.1%
93	Carter's, Inc.*	4,712
530	Coach, Inc.	26,145
27	Columbia Sportswear Co.	1,366
174	Fifth & Pacific Cos., Inc.*	1,928
95	Fossil, Inc.*	6,811
177	Hanesbrands, Inc.*	5,314
130	Iconix Brand Group, Inc.*	2,305
148	Jones Group, Inc./The	1,564
119	PVH Corp.	9,452
113	Ralph Lauren Corp.	16,310
35	Tumi Holdings, Inc.*	632
150	Under Armour, Inc., Class A*	8,166
43	Vera Bradley, Inc.*	980
162	VF Corp.	24,187
75	Warnaco Group, Inc./The*	3,199
		113,071
	Auto Parts & Equipment - 2.7%
210	BorgWarner, Inc.*	14,091
269	Dana Holding Corp.	3,545
48	Dorman Products, Inc.*	1,379
46	Federal-Mogul Corp.*	458
262	Gentex Corp.	4,195
1,247	Johnson Controls, Inc.	30,738
183	Lear Corp.	6,506
111	Tenneco, Inc.*	3,251
190	TRW Automotive Holdings Corp.*	7,467
96	Visteon Corp.*	3,113
		74,743
	Automobile Manufacturers - 3.2%
6,841	Ford Motor Co.	63,211
1,060	General Motors Co.*	20,892
102	Tesla Motors, Inc.*	2,797
82	Thor Industries, Inc.	2,356
		89,256
	Automotive Retail - 2.6%
134	Advance Auto Parts, Inc.	9,400
58	Asbury Automotive Group, Inc.*	1,517
70	AutoNation, Inc.*	2,760
54	AutoZone, Inc.*	20,262
414	CarMax, Inc.*	11,522
42	Group 1 Automotive, Inc.	2,258
56	Monro Muffler Brake, Inc.	1,852
233	O'Reilly Automotive, Inc.*	19,977
81	Penske Automotive Group, Inc.	1,936
66	Sonic Automotive, Inc., Class A	1,130
		72,614
	Broadcasting - 3.3%
1,111	CBS Corp., Class B	37,174
267	Discovery Communications, Inc., Class A*	13,518
188	Discovery Communications, Inc., Class C*	8,765
216	Liberty Media Corp. - Liberty Capital, Class A*	20,434
119	Pandora Media, Inc.*	1,174
159	Scripps Networks Interactive, Inc., Class A	8,562
96	Sinclair Broadcast Group, Inc., Class A	979
		90,606
	Building Products - 0.2%
282	Fortune Brands Home & Security, Inc.*	6,238

	Cable & Satellite - 0.5%
6,928	Sirius XM Radio, Inc.*	14,964

	Casinos & Gaming - 2.0%
2	Caesars Entertainment Corp.*	17
24	Churchill Downs, Inc.	1,328
722	Las Vegas Sands Corp.	26,295
591	MGM Resorts International*	5,626
120	Penn National Gaming, Inc.*	4,670
112	Scientific Games Corp., Class A*	948
99	Shuffle Master, Inc.*	1,446
102	WMS Industries, Inc.*	1,874
148	Wynn Resorts Ltd.	13,875
		56,079
	Catalog Retail - 0.8%
74	HSN, Inc.	3,135
1,051	Liberty Interactive Corp., Class A*	19,685
		22,820
	Computer & Electronics Retail - 0.5%
512	Best Buy Co., Inc.	9,262
242	GameStop Corp., Class A	3,877
		13,139
	Construction & Farm Machinery & Heavy Trucks - 0.3%
77	Titan International, Inc.	1,592
120	WABCO Holdings, Inc.*	6,590
		8,182
	Consumer Finance - 0.1%
80	Ezcorp, Inc., Class A*	1,800

See accompanying notes to schedules of portfolio investments.

28

FocusShares Trust

Focus Morningstar Consumer Cyclical Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Department Stores - 2.9%
64	Dillard's, Inc., Class A	$4,175
280	J.C. Penney Co., Inc.	6,303
415	Kohl's Corp.	20,634
770	Macy's, Inc.	27,597
298	Nordstrom, Inc.	16,133
205	Saks, Inc.*	2,138
84	Sears Holdings Corp.*	4,157
		81,137
	Distributors - 0.1%
89	Pool Corp.	3,280

	Diversified Support Services - 0.6%
205	Cintas Corp.	8,124
207	Copart, Inc.*	4,918
60	KAR Auction Services, Inc.*	961
27	UniFirst Corp.	1,691
		15,694
	Electronic Components - 0.1%
94	Dolby Laboratories, Inc., Class A*	3,313

	Footwear - 2.8%
164	Crocs, Inc.*	2,517
71	Deckers Outdoor Corp.*	2,961
676	NIKE, Inc., Class B	63,105
71	Skechers U.S.A., Inc., Class A*	1,416
74	Steven Madden Ltd.*	2,992
89	Wolverine World Wide, Inc.	3,954
		76,945
	Home Furnishings - 0.6%
255	Leggett & Platt, Inc.	5,911
101	Mohawk Industries, Inc.*	6,710
117	Tempur-Pedic International, Inc.*	3,333
		15,954
	Home Improvement Retail - 7.4%
2,829	Home Depot, Inc./The	147,617
2,202	Lowe's Cos., Inc.	55,865
		203,482
	Homebuilding - 1.7%
511	D.R. Horton, Inc.	9,009
290	Lennar Corp., Class A	8,471
18	Lennar Corp., Class B	409
67	MDC Holdings, Inc.	2,135
49	Meritage Homes Corp.*	1,720
9	NVR, Inc.*	6,966
618	PulteGroup, Inc.*	6,983
81	Ryland Group, Inc./The	1,934
199	Standard Pacific Corp.*	1,128
272	Toll Brothers, Inc.*	7,934
		46,689
	Homefurnishing Retail - 1.4%
429	Bed Bath & Beyond, Inc.*	26,148
23	Mattress Firm Holding Corp.*	671
201	Pier 1 Imports, Inc.	3,314
102	Select Comfort Corp.*	2,653
164	Williams-Sonoma, Inc.	5,699
		38,485
	Hotels, Resorts & Cruise Lines - 3.5%
738	Carnival Corp.	24,561
51	Choice Hotels International, Inc.	2,044
77	Gaylord Entertainment Co.*	2,830
84	Hyatt Hotels Corp., Class A*	2,986
72	Interval Leisure Group, Inc.	1,321
530	Marriott International, Inc., Class A	19,303
57	Marriott Vacations Worldwide Corp.*	1,768
174	Orient-Express Hotels Ltd., Class A*	1,587
251	Royal Caribbean Cruises Ltd.	6,270
363	Starwood Hotels & Resorts Worldwide, Inc.	19,656
268	Wyndham Worldwide Corp.	13,949
		96,275
	Housewares & Specialties - 0.2%
145	Jarden Corp.	6,554

	Industrial Conglomerates - 0.2%
112	Carlisle Cos., Inc.	5,655

	Internet Retail - 8.2%
647	Amazon.com, Inc.*	150,945
179	Expedia, Inc.	10,201
102	Netflix, Inc.*	5,799
91	priceline.com, Inc.*	60,218
		227,163
	Internet Software & Services - 3.4%
2,033	eBay, Inc.*	90,062
42	Liquidity Services, Inc.*	1,920
20	Millennial Media, Inc.*	199
68	VistaPrint N.V.*	2,346
		94,527
	Leisure Facilities - 0.5%
50	International Speedway Corp., Class A	1,282
74	Life Time Fitness, Inc.*	3,360
101	Six Flags Entertainment Corp.	5,819
66	Vail Resorts, Inc.	3,276
		13,737
	Leisure Products - 1.6%
162	Brunswick Corp.	3,562
213	Hasbro, Inc.	7,630
621	Mattel, Inc.	21,841
119	Polaris Industries, Inc.	8,944
35	Sturm Ruger & Co., Inc.	1,730
		43,707
	Metal & Glass Containers - 1.4%
113	Aptargroup, Inc.	5,651
287	Ball Corp.	11,928
273	Crown Holdings, Inc.*	9,801
45	Greif, Inc., Class A	1,946
305	Owens-Illinois, Inc.*	5,627
86	Silgan Holdings, Inc.	3,544
		38,497
	Motorcycle Manufacturers - 0.7%
426	Harley-Davidson, Inc.	18,416

	Movies & Entertainment - 13.4%
180	Cinemark Holdings, Inc.	4,208
125	DreamWorks Animation SKG, Inc., Class A*	2,400
169	Lions Gate Entertainment Corp.*	2,273
296	Live Nation Entertainment, Inc.*	2,640
113	Madison Square Garden Co./The, Class A*	4,096
3,077	News Corp., Class A	70,833
798	News Corp., Class B	18,506
145	Regal Entertainment Group, Class A	2,004
1,762	Time Warner, Inc.	68,929
19	Viacom, Inc., Class A	928
898	Viacom, Inc., Class B	41,946
3,055	Walt Disney Co./The	150,123
		368,886

See accompanying notes to schedules of portfolio investments.

29

FocusShares Trust

Focus Morningstar Consumer Cyclical Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Office Services & Supplies - 0.1%
108	Interface, Inc.	$1,432

	Paper Packaging - 0.9%
190	Bemis Co., Inc.	5,842
235	Graphic Packaging Holding Co.*	1,316
185	Packaging Corp. of America	5,696
131	Rock-Tenn Co., Class A	7,627
330	Sealed Air Corp.	5,346
		25,827
	Paper Products - 0.3%
317	MeadWestvaco Corp.	9,003

	Publishing - 1.5%
430	Gannett Co., Inc.	6,067
94	John Wiley & Sons, Inc., Class A	4,479
511	McGraw-Hill Cos., Inc./The	23,996
67	Meredith Corp.	2,214
237	New York Times Co./The, Class A*	1,837
44	Scholastic Corp.	1,326
78	Valassis Communications, Inc.*	1,759
		41,678
	Restaurants - 12.9%
43	BJ's Restaurants, Inc.*	1,702
54	Bob Evans Farms, Inc.	2,080
138	Brinker International, Inc.	4,473
34	Buffalo Wild Wings, Inc.*	2,468
96	Cheesecake Factory, Inc./The*	3,218
58	Chipotle Mexican Grill, Inc.*	16,955
42	Cracker Barrel Old Country Store, Inc.	2,632
236	Darden Restaurants, Inc.	12,078
29	DineEquity, Inc.*	1,546
101	Domino's Pizza, Inc.	3,448
143	Dunkin' Brands Group, Inc.	4,330
81	Jack in the Box, Inc.*	2,186
1,865	McDonald's Corp.	166,656
52	Panera Bread Co., Class A*	8,190
34	Papa John's International, Inc.*	1,734
1,392	Starbucks Corp.	63,030
119	Texas Roadhouse, Inc.	2,060
572	Wendy's Co./The	2,625
845	Yum! Brands, Inc.	54,790
		356,201
	Specialized Consumer Services - 0.9%
56	Coinstar, Inc.*	2,660
538	H&R Block, Inc.	8,678
52	Matthews International Corp., Class A	1,508
106	Regis Corp.	1,794
399	Service Corp. International	5,127
124	Sotheby's	3,639
34	Weight Watchers International, Inc.	1,720
		25,126
	Specialty Stores - 3.5%
76	Barnes & Noble, Inc.*	1,008
90	Cabela's, Inc.*	4,135
175	Dick's Sporting Goods, Inc.	8,596
49	Hibbett Sports, Inc.*	2,978
199	PetSmart, Inc.	13,156
287	Sally Beauty Holdings, Inc.*	7,583
158	Signet Jewelers Ltd.	6,939
1,269	Staples, Inc.	16,167
232	Tiffany & Co.	12,744
131	Tractor Supply Co.	11,904
106	Ulta Salon Cosmetics & Fragrance, Inc.	8,997
51	Vitamin Shoppe, Inc.*	2,801
		97,008
	Tires & Rubber - 0.3%
114	Cooper Tire & Rubber Co.	1,992
449	Goodyear Tire & Rubber Co./The*	5,141
		7,133
	Total Common Stocks
	(Cost $2,501,221)	2,763,125

	Money Market Fund - 0.0%†
1,139	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $1,139)	1,139
	Total Investment Securities
	(Cost $2,502,360) — 100.0%	2,764,264
	Liabilities in excess of other assets — (0.0%)†	(1,244)
	Net Assets — 100.0%	$2,763,020

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$461,112
Aggregate gross unrealized depreciation	(200,785)
Net unrealized appreciation	$260,327
Federal income tax cost of investments	$2,503,937

See accompanying notes to schedules of portfolio investments.

30

FocusShares Trust

Focus Morningstar Consumer Defensive Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Agricultural Products - 1.9%
2,284	Archer-Daniels-Midland Co.	$59,590
559	Bunge Ltd.	36,765
145	Fresh Del Monte Produce, Inc.	3,553
288	Ingredion, Inc.	14,953
		114,861
	Brewers - 0.1%
33	Boston Beer Co., Inc./The, Class A*	3,555

	Distillers & Vintners - 1.5%
599	Beam, Inc.	37,665
326	Brown-Forman Corp., Class B	30,500
670	Constellation Brands, Inc., Class A*	18,901
		87,066
	Drug Retail - 5.7%
4,869	CVS Caremark Corp.	220,322
2,304	Rite Aid Corp.*	2,673
3,278	Walgreen Co.	119,188
		342,183
	Education Services - 0.4%
430	Apollo Group, Inc., Class A*	11,696
70	Bridgepoint Education, Inc.*	637
218	DeVry, Inc.	4,279
102	Education Management Corp.*	384
101	ITT Educational Services, Inc.*	3,921
138	K12, Inc.*	2,495
46	Strayer Education, Inc.	3,342
		26,754
	Food Distributors - 1.3%
71	Andersons, Inc./The	2,696
2,239	Sysco Corp.	65,804
184	United Natural Foods, Inc.*	9,991
		78,491
	Food Retail - 2.4%
144	Casey's General Stores, Inc.	8,558
117	Fresh Market, Inc./The*	6,890
164	Harris Teeter Supermarkets, Inc.	6,780
1,984	Kroger Co./The	43,985
915	Safeway, Inc.	14,228
804	SUPERVALU, Inc.	1,986
43	Weis Markets, Inc.	1,872
617	Whole Foods Market, Inc.	56,628
		140,927
	General Merchandise Stores - 4.4%
249	Big Lots, Inc.*	10,087
833	Dollar General Corp.*	42,491
881	Dollar Tree, Inc.*	44,350
421	Family Dollar Stores, Inc.	27,820
2,276	Target Corp.	138,039
		262,787
	Household Appliances - 0.0%†
112	Helen of Troy Ltd.*	3,412

	Household Products - 17.9%
528	Church & Dwight Co., Inc.	30,418
494	Clorox Co./The	35,919
1,668	Colgate-Palmolive Co.	179,076
248	Energizer Holdings, Inc.*	19,287
1,493	Kimberly-Clark Corp.	129,757
10,441	Procter & Gamble Co./The	673,862
		1,068,319
	Housewares & Specialties - 0.5%
1,103	Newell Rubbermaid, Inc.	19,468
213	Tupperware Brands Corp.	11,166
		30,634
	Hypermarkets & Super Centers - 11.0%
1,647	Costco Wholesale Corp.	158,408
69	Pricesmart, Inc.	4,969
6,636	Wal-Mart Stores, Inc.	493,918
		657,295
	Industrial Conglomerates - 0.0%†
1	Seaboard Corp.*	2,200

	Packaged Foods & Meats - 13.9%
182	B&G Foods, Inc.	5,096
51	Cal-Maine Foods, Inc.	1,924
746	Campbell Soup Co.	24,700
1,575	ConAgra Foods, Inc.	38,887
699	Dean Foods Co.*	8,647
137	Dole Food Co., Inc.*	1,612
524	Flowers Foods, Inc.	11,198
2,300	General Mills, Inc.	89,010
466	Green Mountain Coffee Roasters, Inc.*	8,509
1,223	H.J. Heinz Co.	67,522
143	Hain Celestial Group, Inc./The*	7,964
582	Hershey Co./The	41,753
446	Hillshire Brands Co.	11,422
539	Hormel Foods Corp.	15,043
53	J&J Snack Foods Corp.	3,063
426	J.M. Smucker Co./The	32,717
922	Kellogg Co.	43,979
6,711	Kraft Foods, Inc., Class A	266,494
75	Lancaster Colony Corp.	5,197
455	McCormick & Co., Inc.	27,700
777	Mead Johnson Nutrition Co.	56,690
216	Pilgrim's Pride Corp.*	1,004
208	Ralcorp Holdings, Inc.*	12,411
79	Sanderson Farms, Inc.	2,910
572	Smithfield Foods, Inc.*	10,582
237	Snyders-Lance, Inc.	5,553
110	Tootsie Roll Industries, Inc.	2,693
136	TreeHouse Foods, Inc.*	7,615
1,138	Tyson Foods, Inc., Class A	17,081
		828,976
	Personal Products - 1.9%
1,637	Avon Products, Inc.	25,357
105	Elizabeth Arden, Inc.*	4,096
886	Estee Lauder Cos., Inc./The, Class A	46,409
442	Herbalife Ltd.	24,261
223	Nu Skin Enterprises, Inc., Class A	11,375
45	Revlon, Inc., Class A*	655
		112,153
	Publishing - 0.1%
18	Washington Post Co./The, Class B	6,093

	Restaurants - 0.1%
50	Peet's Coffee & Tea, Inc.*	3,770

	Soft Drinks - 19.8%
7,935	Coca-Cola Co./The	641,148
1,141	Coca-Cola Enterprises, Inc.	33,454
806	Dr. Pepper Snapple Group, Inc.	36,737
582	Monster Beverage Corp.*	38,686
5,940	PepsiCo, Inc.	432,016
		1,182,041
	Specialty Stores - 0.2%
292	GNC Holdings, Inc., Class A	11,251
27	Teavana Holdings, Inc.*	302
		11,553

See accompanying notes to schedules of portfolio investments.

31

FocusShares Trust

Focus Morningstar Consumer Defensive Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Tobacco - 16.9%
7,773	Altria Group, Inc.	$279,595
496	Lorillard, Inc.	63,806
6,543	Philip Morris International, Inc.	598,292
1,260	Reynolds American, Inc.	58,300
89	Universal Corp.	4,053
199	Vector Group Ltd.	3,381
		1,007,427
	Total Common Stocks
	(Cost $5,000,167)	5,970,497
	Total Investment Securities
	(Cost $5,000,167) — 100.0%	5,970,497
	Other assets less liabilities — 0.0%†	179
	Net Assets — 100.0%	$5,970,676

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,065,572
Aggregate gross unrealized depreciation	(116,213)
Net unrealized appreciation	$949,359
Federal income tax cost of investments	$5,021,138

See accompanying notes to schedules of portfolio investments.

32

FocusShares Trust

Focus Morningstar Energy Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Gas Utilities - 1.0%
1,007	ONEOK, Inc.	$44,822
923	Questar Corp.	18,783
		63,605
	Integrated Oil & Gas - 39.1%
7,265	Chevron Corp.	796,099
15,418	Exxon Mobil Corp.	1,339,053
1,611	Hess Corp.	75,975
1,007	Murphy Oil Corp.	54,036
4,217	Occidental Petroleum Corp.	367,005
		2,632,168
	Oil & Gas Drilling - 2.6%
293	Atwood Oceanics, Inc.*	13,047
341	Diamond Offshore Drilling, Inc.	22,308
512	Helmerich & Payne, Inc.	23,808
1,497	Nabors Industries Ltd.*	20,719
1,361	Noble Corp.*	50,357
805	Patterson-UTI Energy, Inc.	12,461
647	Rowan Cos. plc, Class A*	22,729
250	Unit Corp.*	9,940
		175,369
	Oil & Gas Equipment & Services - 17.8%
2,262	Baker Hughes, Inc.	104,776
176	Bristow Group, Inc.	8,056
235	C&J Energy Services, Inc.*	4,413
1,283	Cameron International Corp.*	64,496
104	CARBO Ceramics, Inc.	6,675
247	Core Laboratories N.V.	27,555
392	Dresser-Rand Group, Inc.*	18,232
189	Dril-Quip, Inc.*	13,856
333	Exterran Holdings, Inc.*	4,918
1,250	FMC Technologies, Inc.*	56,400
83	Forum Energy Technologies, Inc.*	1,730
138	Gulfmark Offshore, Inc., Class A*	4,961
4,789	Halliburton Co.	158,660
524	Helix Energy Solutions Group, Inc.*	9,369
169	Hornbeck Offshore Services, Inc.*	7,157
785	Key Energy Services, Inc.*	6,288
175	Lufkin Industries, Inc.	8,059
2,201	National Oilwell Varco, Inc.	159,132
564	Oceaneering International, Inc.	29,153
267	Oil States International, Inc.*	19,411
382	RPC, Inc.	5,138
6,326	Schlumberger Ltd.	450,791
110	SEACOR Holdings, Inc.*	9,344
820	Superior Energy Services, Inc.*	17,769
		1,196,339
	Oil & Gas Exploration & Production - 28.7%
2,593	Anadarko Petroleum Corp.	180,058
2,035	Apache Corp.	175,254
48	Apco Oil and Gas International, Inc.	804
107	Approach Resources, Inc.*	2,825
269	Berry Petroleum Co., Class A	10,227
224	Bill Barrett Corp.*	4,717
1,082	Cabot Oil & Gas Corp.	45,650
183	Carrizo Oil & Gas, Inc.*	4,613
3,432	Chesapeake Energy Corp.	64,590
445	Cimarex Energy Co.	25,227
47	Clayton Williams Energy, Inc.*	1,940
977	Cobalt International Energy, Inc.*	24,523
248	Comstock Resources, Inc.*	4,013
540	Concho Resources, Inc.*	46,035
6,584	ConocoPhillips	358,433
67	Contango Oil & Gas Co.*	3,970
301	Continental Resources, Inc.*	19,261
2,040	Denbury Resources, Inc.*	30,845
1,985	Devon Energy Corp.	117,353
377	Energen Corp.	19,306
390	Energy XXI Bermuda Ltd.	12,160
1,398	EOG Resources, Inc.	137,018
777	EQT Corp.	43,823
791	EXCO Resources, Inc.	5,569
613	Forest Oil Corp.*	4,199
238	Gulfport Energy Corp.*	4,903
372	Halcon Resources Corp.*	2,455
1,372	Kodiak Oil & Gas Corp.*	11,456
93	Laredo Petroleum Holdings, Inc.*	2,137
3,699	Marathon Oil Corp.	97,913
561	McMoRan Exploration Co.*	7,327
126	Midstates Petroleum Co., Inc.*	1,074
702	Newfield Exploration Co.*	21,432
931	Noble Energy, Inc.	81,397
329	Northern Oil and Gas, Inc.*	5,185
365	Oasis Petroleum, Inc.*	9,556
635	Pioneer Natural Resources Co.	56,280
671	Plains Exploration & Production Co.*	26,813
921	QEP Resources, Inc.	27,658
630	Quicksilver Resources, Inc.*	2,848
839	Range Resources Corp.	52,521
276	Rosetta Resources, Inc.*	11,515
1,999	SandRidge Energy, Inc.*	13,633
331	SM Energy Co.	15,587
1,802	Southwestern Energy Co.*	59,916
255	Stone Energy Corp.*	6,696
221	Swift Energy Co.*	4,130
791	Ultra Petroleum Corp.*	18,794
189	W&T Offshore, Inc.	3,495
610	Whiting Petroleum Corp.*	24,644
1,015	WPX Energy, Inc.*	16,189
		1,927,967
	Oil & Gas Refining & Marketing - 5.9%
264	Clean Energy Fuels Corp.*	3,725
86	CVR Energy, Inc.*	2,456
80	Delek US Holdings, Inc.	1,579
1,009	HollyFrontier Corp.	37,727
1,774	Marathon Petroleum Corp.	83,910
3,217	Phillips 66	120,959
556	Sunoco, Inc.	26,794
726	Tesoro Corp.*	20,074
2,879	Valero Energy Corp.	79,172
286	Western Refining, Inc.	6,730
369	World Fuel Services Corp.	14,941
		398,067
	Oil & Gas Storage & Transportation - 4.9%
1,117	Cheniere Energy, Inc.*	15,225
2,887	Kinder Morgan, Inc.	103,383
192	SemGroup Corp., Class A*	6,472
3,372	Spectra Energy Corp.	103,487
3,258	Williams Cos., Inc./The	103,572
		332,139
	Total Common Stocks
	(Cost $7,093,119)	6,725,654
	Total Investment Securities
	(Cost $7,093,119) — 100.0%	6,725,654
	Other assets less liabilities — 0.0%†	907
	Net Assets — 100.0%	$6,726,561

*	Non-income producing security.
†	Amount represents less than 0.05%.

See accompanying notes to schedules of portfolio investments.

33

FocusShares Trust

Focus Morningstar Energy Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,904
Aggregate gross unrealized depreciation	(637,185)
Net unrealized depreciation	$(416,281)
Federal income tax cost of investments	$7,141,935

See accompanying notes to schedules of portfolio investments.

34

FocusShares Trust

Focus Morningstar Financial Services Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 8.4%
132	Affiliated Managers Group, Inc.*	$14,730
559	Ameriprise Financial, Inc.	28,911
3,081	Bank of New York Mellon Corp./The	65,564
260	BlackRock, Inc.	44,268
53	Cohen & Steers, Inc.	1,749
295	Eaton Vance Corp.	7,826
267	Federated Investors, Inc., Class B	5,369
108	Financial Engines, Inc.*	2,027
374	Franklin Resources, Inc.	42,991
11	GAMCO Investors, Inc., Class A	492
1,153	Invesco Ltd.	25,516
477	Janus Capital Group, Inc.	3,449
333	Legg Mason, Inc.	8,165
556	Northern Trust Corp.	25,242
366	SEI Investments Co.	7,752
1,259	State Street Corp.	50,838
646	T. Rowe Price Group, Inc.	39,245
220	Waddell & Reed Financial, Inc., Class A	6,400
		380,534
	Consumer Finance - 7.0%
2,633	American Express Co.	151,950
1,485	Capital One Financial Corp.	83,888
76	Cash America International, Inc.	2,912
17	Credit Acceptance Corp.*	1,630
1,356	Discover Financial Services	48,762
67	First Cash Financial Services, Inc.*	2,687
69	Nelnet, Inc., Class A	1,622
1,247	SLM Corp.	19,939
37	World Acceptance Corp.*	2,637
		316,027
	Data Processing & Outsourced Services - 7.0%
271	Mastercard, Inc., Class A	118,310
55	MoneyGram International, Inc.*	856
1,339	Visa, Inc., Class A	172,825
1,583	Western Union Co./The	27,592
		319,583
	Diversified Banks - 13.4%
503	Comerica, Inc.	15,196
4,891	U.S. Bancorp	163,848
12,748	Wells Fargo & Co.	431,010
		610,054
	Insurance Brokers - 2.7%
827	Aon plc	40,689
303	Arthur J. Gallagher & Co.	10,751
297	Brown & Brown, Inc.	7,496
1,386	Marsh & McLennan Cos., Inc.	46,029
438	Willis Group Holdings plc	16,197
		121,162
	Investment Banking & Brokerage - 5.1%
245	BGC Partners, Inc., Class A	1,217
2,633	Charles Schwab Corp./The	33,255
664	E*TRADE Financial Corp.*	5,066
1,067	Goldman Sachs Group, Inc./The	107,660
75	Greenhill & Co., Inc.	2,979
378	Jefferies Group, Inc.	4,740
254	Knight Capital Group, Inc., Class A*	2,624
141	LPL Financial Holdings, Inc.	3,951
3,489	Morgan Stanley	47,660
285	Raymond James Financial, Inc.	9,582
138	Stifel Financial Corp.*	4,154
565	TD Ameritrade Holding Corp.	8,995
		231,883
	Life & Health Insurance - 5.7%
1,206	Aflac, Inc.	52,799
559	CNO Financial Group, Inc.	4,634
31	FBL Financial Group, Inc., Class A	959
730	Lincoln National Corp.	14,637
2,105	MetLife, Inc.	64,771
101	Primerica, Inc.	2,764
723	Principal Financial Group, Inc.	18,502
207	Protective Life Corp.	5,777
1,237	Prudential Financial, Inc.	59,722
114	StanCorp Financial Group, Inc.	3,393
199	Symetra Financial Corp.	2,314
252	Torchmark Corp.	12,537
731	Unum Group	13,809
		256,618
	Multi-line Insurance - 3.3%
219	American Financial Group, Inc./OH	8,258
1,836	American International Group, Inc.*	57,412
37	American National Insurance Co.	2,606
219	Assurant, Inc.	7,930
1,247	Genworth Financial, Inc., Class A*	6,285
1,136	Hartford Financial Services Group, Inc.	18,687
259	HCC Insurance Holdings, Inc.	7,936
113	Kemper Corp.	3,697
883	Loews Corp.	34,958
		147,769
	Other Diversified Financial Services - 16.6%
27,456	Bank of America Corp.	201,527
7,492	Citigroup, Inc.	203,258
9,721	JPMorgan Chase & Co.	349,956
		754,741
	Property & Casualty Insurance - 13.3%
866	ACE Ltd.	63,651
95	Allied World Assurance Co. Holdings AG	7,166
1,183	Allstate Corp./The	40,577
61	Amtrust Financial Services, Inc.	1,817
79	Argo Group International Holdings Ltd.	2,323
181	Aspen Insurance Holdings Ltd.	5,202
425	Assured Guaranty Ltd.	5,092
331	Axis Capital Holdings Ltd.	10,877
2,496	Berkshire Hathaway, Inc., Class B*	211,761
692	Chubb Corp./The	50,301
389	Cincinnati Financial Corp.	14,720
75	CNA Financial Corp.	1,958
69	Erie Indemnity Co., Class A	4,919
570	Fidelity National Financial, Inc., Class A	10,613
269	First American Financial Corp.	4,928
116	Hanover Insurance Group, Inc./The	4,068
25	Markel Corp.*	10,802
391	MBIA, Inc.*	3,734
67	Mercury General Corp.	2,427
622	Old Republic International Corp.	5,013
60	OneBeacon Insurance Group Ltd., Class A	761
75	ProAssurance Corp.	6,718
1,462	Progressive Corp./The	28,860
45	RLI Corp.	2,898
138	Selective Insurance Group, Inc.	2,382
92	Tower Group, Inc.	1,715
1,006	Travelers Cos., Inc./The	63,026
288	W.R. Berkley Corp.	10,549
15	White Mountains Insurance Group Ltd.	7,659
797	XL Group plc	16,458
		602,975
	Regional Banks - 11.4%
441	Associated Banc-Corp.	5,508

See accompanying notes to schedules of portfolio investments.

35

FocusShares Trust

Focus Morningstar Financial Services Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
199	BancorpSouth, Inc.	$2,884
116	Bank of Hawaii Corp.	5,418
71	Bank of the Ozarks, Inc.	2,285
1,769	BB&T Corp.	55,494
69	BOK Financial Corp.	3,898
701	CapitalSource, Inc.	4,592
200	Cathay General Bancorp	3,238
512	CIT Group, Inc.*	18,698
125	City National Corp./CA	6,160
227	Commerce Bancshares, Inc./MO	8,939
100	Community Bank System, Inc.	2,751
148	Cullen/Frost Bankers, Inc.	8,186
242	CVB Financial Corp.	2,856
370	East West Bancorp, Inc.	8,066
2,344	Fifth Third Bancorp	32,394
174	First BanCorp/Puerto Rico*	658
14	First Citizens BancShares Inc./NC, Class A	2,300
148	First Financial Bancorp	2,362
80	First Financial Bankshares, Inc.	2,760
645	First Horizon National Corp.	5,308
898	First Niagara Financial Group, Inc.	6,807
200	First Republic Bank/CA	6,506
279	FirstMerit Corp.	4,520
355	FNB Corp./PA	3,862
510	Fulton Financial Corp.	4,687
184	Glacier Bancorp, Inc.	2,791
199	Hancock Holding Co.	6,066
2,202	Huntington Bancshares, Inc./OH	13,685
75	Iberiabank Corp.	3,512
147	International Bancshares Corp.	2,695
118	Investors Bancorp, Inc.*	1,920
2,431	KeyCorp	19,399
321	M&T Bank Corp.	27,555
139	MB Financial, Inc.	2,806
325	National Penn Bancshares, Inc.	2,873
243	Old National Bancorp/IN	2,974
14	Pacific Capital Bancorp*	639
34	Park National Corp.	2,303
1,346	PNC Financial Services Group, Inc.	79,549
261	Popular, Inc.*	3,933
161	PrivateBancorp, Inc.	2,467
120	Prosperity Bancshares, Inc.	4,868
3,602	Regions Financial Corp.	25,070
118	Signature Bank/NY*	7,611
71	Sterling Financial Corp./WA*	1,424
1,370	SunTrust Banks, Inc.	32,401
471	Susquehanna Bancshares, Inc.	5,021
113	SVB Financial Group*	6,533
1,863	Synovus Financial Corp.	3,540
385	TCF Financial Corp.	3,977
95	Texas Capital Bancshares, Inc.*	4,094
146	Trustmark Corp.	3,530
89	UMB Financial Corp.	4,277
286	Umpqua Holdings Corp.	3,569
128	United Bankshares, Inc./WV	2,982
500	Valley National Bancorp	4,650
189	Webster Financial Corp.	3,878
71	Westamerica Bancorp.	3,266
93	Wintrust Financial Corp.	3,414
467	Zions Bancorp.	8,499
		518,908
	Reinsurance - 2.1%
43	Alleghany Corp.*	14,870
346	Arch Capital Group Ltd.*	13,425
111	Endurance Specialty Holdings Ltd.	3,848
26	Enstar Group Ltd.*	2,430
112	Everest Re Group Ltd.	11,390
78	Greenlight Capital Re Ltd., Class A*	1,838
148	Montpelier Re Holdings Ltd.	2,998
165	PartnerRe Ltd.	11,953
89	Platinum Underwriters Holdings Ltd.	3,384
189	Reinsurance Group of America, Inc.	10,522
132	RenaissanceRe Holdings Ltd.	9,767
221	Validus Holdings Ltd.	7,189
		93,614
	Specialized Finance - 2.7%
231	CBOE Holdings, Inc.	6,584
817	CME Group, Inc.	42,574
186	IntercontinentalExchange, Inc.*	24,407
86	MarketAxess Holdings, Inc.	2,599
495	Moody's Corp.	20,062
342	NASDAQ OMX Group, Inc./The	7,763
650	NYSE Euronext	16,562
144	PHH Corp.*	2,334
		122,885
	Thrifts & Mortgage Finance - 1.3%
229	Astoria Financial Corp.	2,157
99	BankUnited, Inc.	2,412
419	Capitol Federal Financial, Inc.	4,911
1,245	Hudson City Bancorp, Inc.	7,906
46	Nationstar Mortgage Holdings, Inc.*	1,013
1,113	New York Community Bancorp, Inc.	14,447
250	Northwest Bancshares, Inc.	2,912
297	Ocwen Financial Corp.*	5,869
910	People's United Financial, Inc.	10,429
146	Provident Financial Services, Inc.	2,223
238	TFS Financial Corp.*	2,239
274	Washington Federal, Inc.	4,365
		60,883
	Total Common Stocks
	(Cost $4,929,281)	4,537,636

	Money Market Fund - 0.0%†
71	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $71)	71
	Total Investment Securities
	(Cost $4,929,352) — 100.0%	4,537,707
	Other assets less liabilities — 0.0%†	37
	Net Assets — 100.0%	$4,537,744

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,432
Aggregate gross unrealized depreciation	(743,625)
Net unrealized depreciation	$(423,193)
Federal income tax cost of investments	$4,960,900

See accompanying notes to schedules of portfolio investments.

36

FocusShares Trust

Focus Morningstar Health Care Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.1%
	Biotechnology - 15.8%
139	Acorda Therapeutics, Inc.*	$3,346
675	Alexion Pharmaceuticals, Inc.*	70,774
340	Alkermes plc*	6,321
2,732	Amgen, Inc.	225,663
513	Amylin Pharmaceuticals, Inc.*	15,795
582	Ariad Pharmaceuticals, Inc.*	11,134
850	Biogen Idec, Inc.*	123,956
401	BioMarin Pharmaceutical, Inc.*	15,755
1,542	Celgene Corp.*	105,565
231	Cepheid, Inc.*	7,401
223	Cubist Pharmaceuticals, Inc.*	9,602
538	Dendreon Corp.*	2,561
2,639	Gilead Sciences, Inc.*	143,377
324	Halozyme Therapeutics, Inc.*	2,922
810	Human Genome Sciences, Inc.*	11,534
270	Idenix Pharmaceuticals, Inc.*	2,735
268	Immunogen, Inc.*	4,326
346	Incyte Corp. Ltd.*	8,647
230	InterMune, Inc.*	2,031
264	Ironwood Pharmaceuticals, Inc.*	3,398
331	Isis Pharmaceuticals, Inc.*	4,012
127	Medivation, Inc.*	12,662
158	Momenta Pharmaceuticals, Inc.*	2,247
301	Myriad Genetics, Inc.*	7,480
223	Onyx Pharmaceuticals, Inc.*	16,718
560	Opko Health, Inc.*	2,374
491	PDL BioPharma, Inc.	3,334
185	Pharmacyclics, Inc.*	9,844
257	Regeneron Pharmaceuticals, Inc.*	34,605
355	Seattle Genetics, Inc.*	9,287
248	Theravance, Inc.*	7,224
166	United Therapeutics Corp.*	9,093
742	Vertex Pharmaceuticals, Inc.*	35,994
		931,717
	Health Care Distributors - 3.6%
889	AmerisourceBergen Corp.	35,293
1,211	Cardinal Health, Inc.	52,182
317	Henry Schein, Inc.*	23,715
827	McKesson Corp.	75,034
45	MWI Veterinary Supply, Inc.*	4,099
224	Owens & Minor, Inc.	6,319
321	Patterson Cos., Inc.	10,946
180	PSS World Medical, Inc.*	3,760
		211,348
	Health Care Equipment - 14.5%
117	ABIOMED, Inc.*	2,638
1,934	Baxter International, Inc.	113,158
669	Becton Dickinson and Co.	50,650
5,039	Boston Scientific Corp.*	26,052
295	C.R. Bard, Inc.	28,692
786	CareFusion Corp.*	19,186
1,697	Covidien plc	94,828
97	Cyberonics, Inc.*	4,200
403	Edwards Lifesciences Corp.*	40,783
42	HeartWare International, Inc.*	3,750
220	Hill-Rom Holdings, Inc.	5,753
921	Hologic, Inc.*	17,057
193	IDEXX Laboratories, Inc.*	17,017
144	Insulet Corp.*	2,817
72	Integra LifeSciences Holdings Corp.*	2,769
138	Intuitive Surgical, Inc.*	66,447
131	MAKO Surgical Corp.*	1,669
184	Masimo Corp.*	4,122
3,656	Medtronic, Inc.	144,119
152	NuVasive, Inc.*	3,175
177	NxStage Medical, Inc.*	2,664
502	ResMed, Inc.*	15,843
196	Sirona Dental Systems, Inc.*	8,473
1,102	St. Jude Medical, Inc.	41,171
186	STERIS Corp.	5,604
1,032	Stryker Corp.	53,695
143	Teleflex, Inc.	9,115
206	Thoratec Corp.*	7,068
395	Varian Medical Systems, Inc.*	21,559
184	Volcano Corp.*	4,867
619	Zimmer Holdings, Inc.	36,478
		855,419
	Health Care Facilities - 1.4%
110	Amsurg Corp.*	3,249
356	Brookdale Senior Living, Inc.*	5,860
322	Community Health Systems, Inc.*	7,925
104	Emeritus Corp.*	1,763
583	HCA Holdings, Inc.	15,438
890	Health Management Associates, Inc., Class A*	5,856
335	HealthSouth Corp.*	7,504
169	LifePoint Hospitals, Inc.*	6,442
154	Select Medical Holdings Corp.*	1,640
1,454	Tenet Healthcare Corp.*	6,718
315	Universal Health Services, Inc., Class B	12,310
301	VCA Antech, Inc.*	5,478
		80,183
	Health Care Services - 5.0%
68	Chemed Corp.	4,268
328	DaVita, Inc.*	32,282
2,812	Express Scripts Holding Co.*	162,927
342	Laboratory Corp of America Holdings*	28,759
303	Lincare Holdings, Inc.	12,544
171	MEDNAX, Inc.*	11,308
397	Omnicare, Inc.	12,470
552	Quest Diagnostics, Inc.	32,254
		296,812
	Health Care Supplies - 1.0%
281	Alere, Inc.*	5,302
220	Align Technology, Inc.*	7,471
165	Cooper Cos., Inc./The	12,418
497	DENTSPLY International, Inc.	18,061
88	Haemonetics Corp.*	6,328
143	Meridian Bioscience, Inc.	2,390
82	Neogen Corp.*	3,155
118	West Pharmaceutical Services, Inc.	5,874
		60,999
	Life Sciences Tools & Services - 3.4%
174	Charles River Laboratories International, Inc.*	5,921
195	Covance, Inc.*	9,153
427	Illumina, Inc.*	17,708
626	Life Technologies Corp.*	27,469
147	Luminex Corp.*	2,518
112	Mettler-Toledo International, Inc.*	17,338
209	PAREXEL International Corp.*	5,752
399	PerkinElmer, Inc.	10,195
130	Techne Corp.	8,980
1,290	Thermo Fisher Scientific, Inc.	71,814
315	Waters Corp.*	24,406
		201,254
	Managed Health Care - 7.3%
1,221	Aetna, Inc.	44,029
168	AMERIGROUP Corp.*	15,100
181	Centene Corp.*	6,885
1,003	Cigna Corp.	40,401

See accompanying notes to schedules of portfolio investments.

37

FocusShares Trust

Focus Morningstar Health Care Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
507	Coventry Health Care, Inc.	$16,898
291	Health Net, Inc.*	6,408
574	Humana, Inc.	35,358
96	Magellan Health Services, Inc.*	4,627
106	Molina Healthcare, Inc.*	2,588
3,645	UnitedHealth Group, Inc.	186,223
162	Universal American Corp.*	1,452
150	WellCare Health Plans, Inc.*	9,723
1,168	WellPoint, Inc.	62,243
		431,935
	Office Services & Supplies - 0.1%
113	Mine Safety Appliances Co.	3,878

	Pharmaceuticals - 48.0%
5,524	Abbott Laboratories	366,296
228	Akorn, Inc.*	3,117
1,080	Allergan, Inc.	88,636
168	Auxilium Pharmaceuticals, Inc.*	4,526
5,934	Bristol-Myers Squibb Co.	211,250
3,449	Eli Lilly & Co.	151,860
409	Endo Health Solutions, Inc.*	12,160
873	Forest Laboratories, Inc.*	29,289
579	Hospira, Inc.*	20,120
235	Impax Laboratories, Inc.*	5,222
118	Jazz Pharmaceuticals plc*	5,672
9,610	Johnson & Johnson	665,204
194	Medicines Co./The*	4,858
209	Medicis Pharmaceutical Corp., Class A	6,880
10,686	Merck & Co., Inc.	472,001
1,498	Mylan, Inc.*	34,499
400	Nektar Therapeutics*	3,408
127	Par Pharmaceutical Cos., Inc.*	6,345
297	Perrigo Co.	33,864
26,308	Pfizer, Inc.	632,444
205	Questcor Pharmaceuticals, Inc.*	7,558
187	Salix Pharmaceuticals Ltd.*	8,381
248	ViroPharma, Inc.*	5,384
344	Vivus, Inc.*	7,234
607	Warner Chilcott plc, Class A*	10,319
447	Watson Pharmaceuticals, Inc.*	34,790
		2,831,317
	Total Common Stocks
	(Cost $5,033,571)	5,904,862
	Total Investment Securities
	(Cost $5,033,571) — 100.1%	5,904,862
	Liabilities in excess of other assets — (0.1%)	(5,095)
	Net Assets — 100.0%	$5,899,767

*	Non-income producing security.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$998,109
Aggregate gross unrealized depreciation	(150,132)
Net unrealized appreciation	$847,977
Federal income tax cost of investments	$5,056,885

See accompanying notes to schedules of portfolio investments.

38

FocusShares Trust

Focus Morningstar Industrials Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares			Value
		Common Stocks - 100.0%
		Aerospace & Defense - 17.2%
92		Alliant Techsystems, Inc.	$4,261
268		BE Aerospace, Inc.*	10,514
1,842		Boeing Co./The	136,142
44		Cubic Corp.	2,128
130		Curtiss-Wright Corp.	3,896
—	#	Engility Holdings, Inc.*	12
85		Esterline Technologies Corp.*	4,991
839		General Dynamics Corp.	53,226
44		HEICO Corp.	1,570
80		HEICO Corp., Class A	2,358
274		Hexcel Corp.*	6,382
1,986		Honeywell International, Inc.	115,287
127		Huntington Ingalls Industries, Inc.*	4,952
271		L-3 Communications Holdings, Inc.	19,211
717		Lockheed Martin Corp.	64,007
117		Moog, Inc., Class A*	4,258
652		Northrop Grumman Corp.	43,162
400		Precision Castparts Corp.	62,224
926		Raytheon Co.	51,375
407		Rockwell Collins, Inc.	20,582
327		Spirit AeroSystems Holdings, Inc., Class A*	7,685
102		Teledyne Technologies, Inc.*	6,355
778		Textron, Inc.	20,267
128		TransDigm Group, Inc.*	15,790
108		Triumph Group, Inc.	6,753
2,200		United Technologies Corp.	163,768
			831,156
		Agricultural Products - 0.1%
325		Darling International, Inc.*	5,369

		Air Freight & Logistics - 5.9%
73		Atlas Air Worldwide Holdings, Inc.*	3,311
457		CH Robinson Worldwide, Inc.	24,153
593		Expeditors International of Washington, Inc.	21,093
818		FedEx Corp.	73,865
79		Forward Air Corp.	2,643
103		Hub Group, Inc., Class A*	3,064
2,011		United Parcel Service, Inc., Class B	152,052
283		UTi Worldwide, Inc.	3,750
			283,931
		Airlines - 1.7%
200		Alaska Air Group, Inc.*	6,970
42		Allegiant Travel Co.*	2,984
2,352		Delta Air Lines, Inc.*	22,697
665		JetBlue Airways Corp.*	3,664
2,136		Southwest Airlines Co.	19,630
72		Spirit Airlines, Inc.*	1,549
920		United Continental Holdings, Inc.*	17,379
448		US Airways Group, Inc.*	5,134
			80,007
		Airport Services - 0.0%†
59		Wesco Aircraft Holdings, Inc.*	788

		Application Software - 0.3%
115		FactSet Research Systems, Inc.	10,690
95		Fair Isaac Corp.	4,113
			14,803
		Building Products - 0.2%
110		AO Smith Corp.	5,436
112		Simpson Manufacturing Co., Inc.	2,715
			8,151
		Commercial Printing - 0.2%
143		Deluxe Corp.	4,050
502		R.R. Donnelley & Sons Co.	6,084
			10,134
		Commodity Chemicals - 0.0%†
155		Calgon Carbon Corp.*	2,145

		Computer & Electronics Retail - 0.1%
164		Rent-A-Center, Inc.	5,832

		Computer Hardware - 0.1%
174		Diebold, Inc.	5,629

		Construction & Engineering - 1.9%
274		AECOM Technology Corp.*	4,442
185		EMCOR Group, Inc.	4,871
472		Fluor Corp.	23,402
95		Granite Construction, Inc.	2,461
355		Jacobs Engineering Group, Inc.*	13,692
414		KBR, Inc.	10,863
168		MasTec, Inc.*	2,681
577		Quanta Services, Inc.*	13,265
181		Shaw Group, Inc./The*	7,050
211		URS Corp.	7,400
			90,127
		Construction & Farm Machinery & Heavy Trucks - 8.0%
268		AGCO Corp.*	11,749
1,628		Caterpillar, Inc.	137,094
73		CNH Global N.V.*	2,783
479		Cummins, Inc.	45,936
1,118		Deere & Co.	85,885
294		Joy Global, Inc.	15,270
365		Manitowoc Co., Inc./The	4,380
16		NACCO Industries, Inc., Class A	1,602
171		Navistar International Corp.*	4,207
252		Oshkosh Corp.*	5,675
997		PACCAR, Inc.	39,890
30		Sauer-Danfoss, Inc.	1,086
305		Terex Corp.*	5,947
165		Toro Co./The	6,204
221		Trinity Industries, Inc.	6,188
134		Wabtec Corp.	10,610
			384,506
		Consumer Finance - 0.0%†
56		Green Dot Corp., Class A*	585

		Data Processing & Outsourced Services - 5.6%
139		Alliance Data Systems Corp.*	18,070
1,371		Automatic Data Processing, Inc.	77,530
343		Broadridge Financial Solutions, Inc.	7,261
121		Cardtronics, Inc.*	3,752
296		CoreLogic, Inc.*	6,808
98		DST Systems, Inc.	5,282
135		Euronet Worldwide, Inc.*	2,468
68		ExlService Holdings, Inc.*	1,676
699		Fidelity National Information Services, Inc.	21,977
380		Fiserv, Inc.*	26,649
124		FleetCor Technologies, Inc.*	4,578
294		Genpact Ltd.*	5,122
218		Global Payments, Inc.	9,335
102		Heartland Payment Systems, Inc.	3,233
90		Higher One Holdings, Inc.*	998
240		Jack Henry & Associates, Inc.	8,335
235		Lender Processing Services, Inc.	5,798
902		Paychex, Inc.	29,486
68		TeleTech Holdings, Inc.*	1,119
526		Total System Services, Inc.	12,440
82		Vantiv, Inc., Class A*	1,850
295		VeriFone Systems, Inc.*	10,706
108		Wright Express Corp.*	6,953
			271,426
		Distributors - 0.9%
433		Genuine Parts Co.	27,725
410		LKQ Corp.*	14,485
			42,210

See accompanying notes to schedules of portfolio investments.

39

FocusShares Trust

Focus Morningstar Industrials Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Diversified Chemicals - 2.0%
3,327	Dow Chemical Co./The	$95,751

	Diversified Support Services - 0.5%
174	Healthcare Services Group, Inc.	3,772
435	Iron Mountain, Inc.	14,012
106	Mobile Mini, Inc.*	1,518
47	Portfolio Recovery Associates, Inc.*	3,980
		23,282
	Electrical Components & Equipment - 4.4%
671	AMETEK, Inc.	20,801
127	Belden, Inc.	4,080
137	Brady Corp., Class A	3,635
440	Cooper Industries plc	31,627
2,046	Emerson Electric Co.	97,737
133	EnerSys, Inc.*	4,542
54	Franklin Electric Co., Inc.	3,046
138	General Cable Corp.*	3,606
364	GrafTech International Ltd.*	3,804
112	Polypore International, Inc.*	4,162
116	Regal-Beloit Corp.	7,467
399	Rockwell Automation, Inc.	26,877
		211,384
	Electronic Components - 0.1%
64	Littelfuse, Inc.	3,433

	Electronic Equipment & Instruments - 0.2%
429	FLIR Systems, Inc.	8,773

	Environmental & Facilities Services - 2.5%
123	ABM Industries, Inc.	2,288
129	Clean Harbors, Inc.*	7,810
315	Covanta Holding Corp.	5,412
845	Republic Services, Inc.	24,446
209	Rollins, Inc.	4,928
237	Stericycle, Inc.*	22,005
173	Tetra Tech, Inc.*	4,448
326	Waste Connections, Inc.	10,031
1,204	Waste Management, Inc.	41,417
		122,785
	Health Care Services - 0.3%
32	Air Methods Corp.*	3,489
236	HMS Holdings Corp.*	8,121
102	Team Health Holdings, Inc.*	2,723
		14,333
	Heavy Electrical Equipment - 0.2%
330	Babcock & Wilcox Co./The*	8,283

	Homefurnishing Retail - 0.1%
197	Aaron's, Inc.	5,778

	Household Products - 0.1%
70	Spectrum Brands Holdings, Inc.*	2,578

	Human Resource & Employment Services - 0.6%
131	Korn/Ferry International*	1,724
223	Manpower, Inc.	7,934
398	Robert Half International, Inc.	10,750
163	Towers Watson & Co., Class A	9,557
		29,965
	Industrial Conglomerates - 19.2%
1,788	3M Co.	163,119
1,600	Danaher Corp.	84,496
29,380	General Electric Co.	609,635
1,285	Tyco International Ltd.	70,598
		927,848
	Industrial Gases - 2.1%
181	Airgas, Inc.	14,357
830	Praxair, Inc.	86,121
		100,478
	Industrial Machinery - 9.5%
191	Actuant Corp., Class A	5,436
131	Barnes Group, Inc.	3,126
135	Briggs & Stratton Corp.	2,354
82	Chart Industries, Inc.*	5,318
140	CLARCOR, Inc.	6,769
126	Colfax Corp.*	3,646
141	Crane Co.	5,499
385	Donaldson Co., Inc.	13,140
511	Dover Corp.	27,834
930	Eaton Corp.	40,771
152	Flowserve Corp.	18,237
139	Gardner Denver, Inc.	7,920
169	Graco, Inc.	7,754
231	IDEX Corp.	8,813
1,155	Illinois Tool Works, Inc.	62,763
831	Ingersoll-Rand plc	35,243
258	ITT Corp.	4,835
90	Kaydon Corp.	1,899
221	Kennametal, Inc.	8,155
235	Lincoln Electric Holdings, Inc.	9,372
52	Middleby Corp.*	5,092
105	Mueller Industries, Inc.	4,476
165	Nordson Corp.	8,458
322	Pall Corp.	17,198
421	Parker Hannifin Corp.	33,815
274	Pentair, Inc.	12,009
13	Proto Labs, Inc.*	492
61	RBC Bearings, Inc.*	2,857
65	Rexnord Corp.*	1,261
103	Robbins & Myers, Inc.	4,722
162	Snap-on, Inc.	10,980
142	SPX Corp.	8,622
472	Stanley Black & Decker, Inc.	31,572
219	Timken Co.	7,928
63	Valmont Industries, Inc.	7,804
84	Watts Water Technologies, Inc., Class A	2,826
162	Woodward, Inc.	5,438
516	Xylem, Inc.	12,374
		456,808
	Internet Software & Services - 0.1%
343	Monster Worldwide, Inc.*	2,487

	IT Consulting & Other Services - 0.4%
68	Booz Allen Hamilton Holding Corp.	1,185
40	Forrester Research, Inc.	1,142
94	MAXIMUS, Inc.	4,747
949	SAIC, Inc.	10,980
		18,054
	Marine - 0.2%
155	Kirby Corp.*	8,179
117	Matson, Inc.	2,874
		11,053
	Multi-Sector Holdings - 0.2%
538	Leucadia National Corp.	11,664

	Office Electronics - 0.5%
3,751	Xerox Corp.	25,994

	Office Services & Supplies - 0.6%
309	ACCO Brands Corp.*	2,617
288	Avery Dennison Corp.	8,867
162	Herman Miller, Inc.	2,965
103	HNI Corp.	2,737
511	Pitney Bowes, Inc.	6,827
241	Steelcase, Inc., Class A	2,065

See accompanying notes to schedules of portfolio investments.

40

FocusShares Trust

Focus Morningstar Industrials Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
113	United Stationers, Inc.	$2,849
		28,927
	Oil & Gas Equipment & Services - 0.3%
650	McDermott International, Inc.*	7,605
143	Tidewater, Inc.	6,946
		14,551
	Oil & Gas Storage & Transportation - 0.1%
145	Nordic American Tankers Ltd.	1,696
120	Ship Finance International Ltd.	1,738
112	Teekay Corp.	3,442
		6,876
	Publishing - 0.1%
71	Morningstar, Inc.	4,123

	Railroads - 6.8%
2,892	CSX Corp.	66,342
112	Genesee & Wyoming, Inc., Class A*	6,951
305	Kansas City Southern	22,204
907	Norfolk Southern Corp.	67,163
57	RailAmerica, Inc.*	1,564
1,325	Union Pacific Corp.	162,458
		326,682
	Real Estate Services - 0.0%†
32	Zillow, Inc., Class A*	1,205

	Research & Consulting Services - 1.8%
119	Acacia Research Corp.*	3,369
90	Advisory Board Co./The*	4,049
93	Corporate Executive Board Co./The	4,290
133	Dun & Bradstreet Corp./The	10,665
337	Equifax, Inc.	15,785
116	FTI Consulting, Inc.*	2,961
63	Huron Consulting Group, Inc.*	2,122
159	IHS, Inc., Class A*	17,533
199	Nielsen Holdings NV*	5,672
60	RPX Corp.*	753
387	Verisk Analytics, Inc., Class A*	19,447
		86,646
	Security & Alarm Services - 0.3%
131	Brink's Co./The	3,039
277	Corrections Corp. of America	8,609
171	Geo Group, Inc./The*	3,954
		15,602
	Semiconductor Equipment - 0.1%
146	MKS Instruments, Inc.	3,854

	Specialized Consumer Services - 0.1%
174	Hillenbrand, Inc.	3,009

	Specialized Finance - 0.2%
338	MSCI, Inc.*	11,205

	Specialized REITs - 0.3%
338	Rayonier, Inc.	16,119

	Steel - 0.3%
296	Allegheny Technologies, Inc.	8,889
128	Carpenter Technology Corp.	6,126
		15,015
	Technology Distributors - 0.0%†
68	SYNNEX Corp.*	2,300

	Trading Companies & Distributors - 2.2%
200	Air Lease Corp.*	3,936
132	Aircastle Ltd.	1,562
106	Applied Industrial Technologies, Inc.	3,939
821	Fastenal Co.	35,401
130	GATX Corp.	5,469
73	Kaman Corp.	2,378
62	MRC Global, Inc.*	1,433
129	MSC Industrial Direct Co., Inc., Class A	8,866
73	TAL International Group, Inc.	2,493
51	Textainer Group Holdings Ltd.	1,919
223	United Rentals, Inc.*	6,447
164	W.W. Grainger, Inc.	33,592
		107,435
	Trucking - 1.4%
16	Amerco, Inc.	1,494
292	Avis Budget Group, Inc.*	4,196
155	Con-way, Inc.	5,521
78	Dollar Thrifty Automotive Group, Inc.*	5,803
148	Heartland Express, Inc.	2,057
658	Hertz Global Holdings, Inc.*	7,409
270	J.B. Hunt Transport Services, Inc.	14,855
158	Knight Transportation, Inc.	2,422
131	Landstar System, Inc.	6,473
152	Old Dominion Freight Line, Inc.*	6,445
142	Ryder System, Inc.	5,601
221	Swift Transportation Co.*	1,834
144	Werner Enterprises, Inc.	3,324
		67,434
	Total Common Stocks
	(Cost $4,954,636)	4,828,513
	Total Investment Securities
	(Cost $4,954,636) — 100.0%	4,828,513
	Other assets less liabilities — 0.0%†	162
	Net Assets — 100.0%	$4,828,675

*	Non-income producing security.
#	Amount represents less than one share.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$257,992
Aggregate gross unrealized depreciation	(394,213)
Net unrealized depreciation	$(136,221)
Federal income tax cost of investments	$4,964,734

See accompanying notes to schedules of portfolio investments.

41

FocusShares Trust

Focus Morningstar Real Estate Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Diversified Real Estate Activities - 0.3%
1,035	St Joe Co./The*	$17,522

	Diversified REITs - 5.8%
386	American Assets Trust, Inc.	10,036
1,789	American Realty Capital Trust, Inc.	19,715
3,008	Duke Realty Corp.	43,496
1,319	Liberty Property Trust	47,866
212	PS Business Parks, Inc.	14,333
2,080	Vornado Realty Trust	173,680
744	Washington Real Estate Investment Trust	19,865
		328,991
	Industrial REITs - 3.7%
2,773	DCT Industrial Trust, Inc.	17,359
319	EastGroup Properties, Inc.	17,060
917	First Industrial Realty Trust, Inc.*	11,683
5,177	Prologis, Inc.	167,372
		213,474
	Internet Software & Services - 0.4%
286	CoStar Group, Inc.*	23,603

	Mortgage REITs - 10.2%
3,748	American Capital Agency Corp.	131,705
10,933	Annaly Capital Management, Inc.	190,562
1,551	Anworth Mortgage Asset Corp.	10,299
2,457	ARMOUR Residential REIT, Inc.	18,821
1,056	Capstead Mortgage Corp.	14,868
11,589	Chimera Investment Corp.	25,032
1,763	CYS Investments, Inc.	25,493
1,104	Hatteras Financial Corp.	32,292
1,303	Invesco Mortgage Capital, Inc.	25,786
4,021	MFA Financial, Inc.	32,490
799	Redwood Trust, Inc.	10,299
1,314	Starwood Property Trust, Inc.	29,250
2,983	Two Harbors Investment Corp.	34,215
		581,112
	Office REITs - 12.7%
699	Alexandria Real Estate Equities, Inc.	51,362
1,732	BioMed Realty Trust, Inc.	32,562
1,682	Boston Properties, Inc.	186,534
1,617	Brandywine Realty Trust	19,210
944	CommonWealth REIT	17,218
812	Corporate Office Properties Trust	18,075
1,374	Digital Realty Trust, Inc.	107,268
1,576	Douglas Emmett, Inc.	37,052
714	DuPont Fabros Technology, Inc.	19,207
846	Franklin Street Properties Corp.	8,773
419	Government Properties Income Trust	9,595
834	Highwoods Properties, Inc.	28,248
772	Kilroy Realty Corp.	36,546
1,533	Lexington Realty Trust	13,705
982	Mack-Cali Realty Corp.	26,308
1,949	Piedmont Office Realty Trust, Inc., Class A	33,250
1,012	SL Green Realty Corp.	79,695
		724,608
	Real Estate Development - 0.3%
285	Howard Hughes Corp./The*	17,564

	Real Estate Operating Companies - 0.4%
1,510	Forest City Enterprises, Inc., Class A*	21,306

	Real Estate Services - 1.5%
3,382	CBRE Group, Inc., Class A*	52,692
490	Jones Lang LaSalle, Inc.	32,678
		85,370
	Residential REITs - 15.4%
1,012	American Campus Communities, Inc.	48,232
1,364	Apartment Investment & Management Co., Class A	37,414
1,073	AvalonBay Communities, Inc.	157,828
871	BRE Properties, Inc.	45,884
906	Camden Property Trust	64,607
984	Colonial Properties Trust	22,288
1,051	Education Realty Trust, Inc.	12,318
466	Equity Lifestyle Properties, Inc.	33,515
3,392	Equity Residential	214,747
398	Essex Property Trust, Inc.	62,629
545	Home Properties, Inc.	35,757
462	Mid-America Apartment Communities, Inc.	31,984
601	Post Properties, Inc.	31,042
276	Sun Communities, Inc.	12,859
2,580	UDR, Inc.	68,654
		879,758
	Retail REITs - 22.1%
495	Acadia Realty Trust	11,850
31	Alexander's, Inc.	13,245
1,672	CBL & Associates Properties, Inc.	32,989
2,613	DDR Corp.	39,300
699	Equity One, Inc.	15,161
719	Federal Realty Investment Trust	78,127
4,343	General Growth Properties, Inc.	78,695
1,574	Glimcher Realty Trust	15,771
4,588	Kimco Realty Corp.	89,420
1,489	Macerich Co./The	86,973
1,082	National Retail Properties, Inc.	31,919
1,504	Realty Income Corp.	61,965
1,015	Regency Centers Corp.	48,568
363	Retail Properties of America, Inc., Class A	3,619
3,305	Simon Property Group, Inc.	530,419
1,035	Tanger Factory Outlet Centers	33,327
653	Taubman Centers, Inc.	50,621
1,364	Weingarten Realty Investors	36,664
		1,258,633
	Specialized REITs - 27.2%
1,287	CubeSmart	15,431
2,126	DiamondRock Hospitality Co.	20,112
525	Entertainment Properties Trust	23,709
1,172	Extra Space Storage, Inc.	38,371
4,733	HCP, Inc.	223,445
2,411	Health Care REIT, Inc.	150,037
879	Healthcare Realty Trust, Inc.	21,588
1,991	Hersha Hospitality Trust	9,676
1,393	Hospitality Properties Trust	33,808
8,103	Host Hotels & Resorts, Inc.	118,952
960	LaSalle Hotel Properties	25,210
342	LTC Properties, Inc.	12,209
1,530	Medical Properties Trust, Inc.	15,071
265	National Health Investors, Inc.	14,228
1,194	Omega Healthcare Investors, Inc.	28,943
592	Pebblebrook Hotel Trust	13,450
1,838	Plum Creek Timber Co., Inc.	74,604
451	Potlatch Corp.	15,609
1,592	Public Storage	237,128
720	RLJ Lodging Trust	12,672
1,836	Senior Housing Properties Trust	41,769
327	Sovran Self Storage, Inc.	18,672
1,845	Strategic Hotels & Resorts, Inc.*	11,181

See accompanying notes to schedules of portfolio investments.

42

FocusShares Trust

Focus Morningstar Real Estate Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
1,345	Sunstone Hotel Investors, Inc.*	$13,463
3,250	Ventas, Inc.	218,563
6,022	Weyerhaeuser Co.	140,614
		1,548,515
	Total Common Stocks
	(Cost $5,012,129)	5,700,456

	Money Market Fund - 0.0%†
590	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $590)	590
	Total Investment Securities
	(Cost $5,012,719) — 100.0%	5,701,046
	Liabilities in excess of other assets — (0.0%)†	(149)
	Net Assets — 100.0%	$5,700,897

*	Non-income producing security.
†	Amount represents less than 0.05%.

REIT	Real Estate Investment Trust

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$859,879
Aggregate gross unrealized depreciation	(144,053)
Net unrealized appreciation	$715,826
Federal income tax cost of investments	$4,985,220

See accompanying notes to schedules of portfolio investments.

43

FocusShares Trust

Focus Morningstar Technology Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 0.1%
582	Exelis, Inc.	$5,471

	Application Software - 5.3%
124	ACI Worldwide, Inc.*	5,457
1,554	Adobe Systems, Inc.*	47,988
101	Advent Software, Inc.*	2,299
293	ANSYS, Inc.*	17,568
296	Aspen Technology, Inc.*	6,920
713	Autodesk, Inc.*	24,185
140	Blackbaud, Inc.	3,777
116	Bottomline Technologies, Inc.*	2,203
72	BroadSoft, Inc.*	1,768
863	Cadence Design Systems, Inc.*	10,546
591	Citrix Systems, Inc.*	42,954
688	Compuware Corp.*	6,336
689	Comverse Technology, Inc.*	3,741
147	Concur Technologies, Inc.*	9,928
58	Guidewire Software, Inc.*	1,488
341	Informatica Corp.*	10,063
859	Intuit, Inc.	49,839
133	JDA Software Group, Inc.*	3,934
51	Jive Software, Inc.*	1,022
75	Kenexa Corp.*	1,786
65	Manhattan Associates, Inc.*	3,035
296	Mentor Graphics Corp.*	4,523
26	MicroStrategy, Inc., Class A*	3,028
108	Netscout Systems, Inc.*	2,523
734	Nuance Communications, Inc.*	14,937
372	Parametric Technology Corp.*	8,013
51	Pegasystems, Inc.	1,417
244	QLIK Technologies, Inc.*	4,880
182	Quest Software, Inc.*	5,085
120	RealPage, Inc.*	2,666
394	Salesforce.com, Inc.*	48,998
181	SolarWinds, Inc.*	9,664
219	Solera Holdings, Inc.	8,552
44	Splunk, Inc.*	1,294
107	SS&C Technologies Holdings, Inc.*	2,600
97	Synchronoss Technologies, Inc.*	1,855
459	Synopsys, Inc.*	13,903
524	TIBCO Software, Inc.*	14,719
94	Tyler Technologies, Inc.*	3,668
84	Ultimate Software Group, Inc.*	7,515
70	Verint Systems, Inc.*	1,954
131	VirnetX Holding Corp.*	3,099
		421,730
	Casinos & Gaming - 0.2%
136	Bally Technologies, Inc.*	5,945
944	International Game Technology	10,686
		16,631
	Communications Equipment - 9.8%
176	Acme Packet, Inc.*	2,790
204	ADTRAN, Inc.	4,402
355	Arris Group, Inc.*	4,505
346	Aruba Networks, Inc.*	4,906
1,358	Brocade Communications Systems, Inc.*	6,749
311	Ciena Corp.*	4,985
16,921	Cisco Systems, Inc.	269,890
122	EchoStar Corp., Class A*	3,514
249	F5 Networks, Inc.*	23,252
282	Finisar Corp.*	3,505
358	Harris Corp.	14,911
161	Ixia*	2,496
729	JDS Uniphase Corp.*	7,173
1,662	Juniper Networks, Inc.*	29,135
38	Loral Space & Communications, Inc.	2,734
926	Motorola Solutions, Inc.	44,763
118	NETGEAR, Inc.*	4,086
135	Plantronics, Inc.	4,431
510	Polycom, Inc.*	4,457
5,396	QUALCOMM, Inc.	322,033
499	Riverbed Technology, Inc.*	8,802
1,044	Tellabs, Inc.	3,435
23	Ubiquiti Networks, Inc.*	325
133	ViaSat, Inc.*	5,094
		782,373
	Computer Hardware - 23.3%
133	3D Systems Corp.*	5,054
2,738	Apple, Inc.*	1,672,261
4,887	Dell, Inc.*	58,058
6,254	Hewlett-Packard Co.	114,073
495	NCR Corp.*	11,543
67	Stratasys, Inc.*	4,106
		1,865,095
	Computer Storage & Peripherals - 4.0%
6,609	EMC Corp.*	173,222
182	Fusion-io, Inc.*	3,480
224	Lexmark International, Inc., Class A	3,918
1,143	NetApp, Inc.*	37,342
310	QLogic Corp.*	3,577
767	SanDisk Corp.*	31,547
1,205	Seagate Technology plc	36,174
106	Synaptics, Inc.*	2,796
737	Western Digital Corp.*	29,310
		321,366
	Consumer Electronics - 0.3%
388	Garmin Ltd.	14,981
221	Harman International Industries, Inc.	8,917
		23,898
	Data Processing & Outsourced Services - 0.3%
484	Computer Sciences Corp.	11,916
320	Convergys Corp.	4,717
48	Syntel, Inc.	2,790
		19,423
	Electrical Components & Equipment - 0.8%
133	Acuity Brands, Inc.	7,706
87	Generac Holdings, Inc.	1,985
166	Hubbell, Inc., Class B	13,659
166	II-VI, Inc.*	2,895
307	Roper Industries, Inc.	30,531
249	Sensata Technologies Holding N.V.*	7,149
		63,925
	Electronic Components - 1.2%
56	Aeroflex Holding Corp.*	336
510	Amphenol Corp., Class A	30,029
162	AVX Corp.	1,578
4,777	Corning, Inc.	54,506
107	InvenSense, Inc.*	1,380
126	Universal Display Corp.*	4,002
451	Vishay Intertechnology, Inc.*	4,451
		96,282
	Electronic Equipment & Instruments - 0.4%
121	Cognex Corp.	4,090
74	Coherent, Inc.*	3,613
52	FARO Technologies, Inc.*	2,238
118	FEI Co.	5,630
128	Itron, Inc.*	4,988
293	National Instruments Corp.	7,571
62	OSI Systems, Inc.*	4,001
		32,131

See accompanying notes to schedules of portfolio investments.

44

FocusShares Trust

Focus Morningstar Technology Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
	Electronic Manufacturing Services - 1.4%
181	Benchmark Electronics, Inc.*	$2,853
2,159	Flextronics International Ltd.*	13,839
102	IPG Photonics Corp.*	5,287
606	Jabil Circuit, Inc.	13,150
203	Molex, Inc.	5,099
251	Molex, Inc., Class A	5,191
109	Plexus Corp.*	3,131
1,340	TE Connectivity Ltd.	44,233
393	Trimble Navigation Ltd.*	17,394
168	TTM Technologies, Inc.*	1,838
		112,015
	Health Care Services - 0.0%†
145	Accretive Health, Inc.*	1,969

	Health Care Technology - 0.6%
586	Allscripts Healthcare Solutions, Inc.*	5,391
113	athenahealth, Inc.*	10,339
455	Cerner Corp.*	33,634
118	Quality Systems, Inc.	1,907
		51,271
	Home Entertainment Software - 0.4%
1,295	Activision Blizzard, Inc.	15,579
1,052	Electronic Arts, Inc.*	11,593
281	Take-Two Interactive Software, Inc.*	2,467
314	Zynga, Inc., Class A*	926
		30,565
	Household Appliances - 0.2%
242	Whirlpool Corp.	16,349

	Industrial Conglomerates - 0.1%
114	Raven Industries, Inc.	3,731

	Industrial Machinery - 0.0%†
83	ESCO Technologies, Inc.	2,989

	Internet Retail - 0.3%
1,014	Groupon, Inc.*	6,753
93	HomeAway, Inc.*	2,135
98	Shutterfly, Inc.*	3,218
315	TripAdvisor, Inc.*	11,784
		23,890
	Internet Software & Services - 8.7%
108	Active Network, Inc./The*	1,532
565	Akamai Technologies, Inc.*	19,877
89	Ancestry.com, Inc.*	2,979
294	AOL, Inc.*	9,367
138	Bankrate, Inc.*	2,201
88	Cornerstone OnDemand, Inc.*	2,093
134	DealerTrack Holdings, Inc.*	3,909
28	ExactTarget, Inc.*	638
810	Google, Inc., Class A*	512,706
223	IAC/InterActiveCorp	11,732
146	j2 Global, Inc.	4,370
196	LinkedIn Corp., Class A*	20,119
70	LogMeIn, Inc.*	1,326
71	OpenTable, Inc.*	2,582
355	Rackspace Hosting, Inc.*	15,577
253	ValueClick, Inc.*	3,975
501	VeriSign, Inc.*	22,254
140	WebMD Health Corp.*	2,059
3,609	Yahoo!, Inc.*	57,167
23	Yelp, Inc.*	459
		696,922
	IT Consulting & Other Services - 11.7%
2,016	Accenture plc, Class A	121,565
246	Acxiom Corp.*	4,125
550	Amdocs Ltd.*	16,363
83	CACI International, Inc., Class A*	4,685
955	Cognizant Technology Solutions Corp., Class A*	54,215
25	EPAM Systems, Inc.*	401
273	Gartner, Inc.*	12,118
100	iGATE Corp.*	1,590
3,465	International Business Machines Corp.	679,071
73	Mantech International Corp., Class A	1,601
342	Sapient Corp.	3,406
131	ServiceSource International, Inc.*	1,478
530	Teradata Corp.*	35,839
123	Unisys Corp.*	2,390
		938,847
	Life Sciences Tools & Services - 0.6%
1,086	Agilent Technologies, Inc.	41,583
61	Bio-Rad Laboratories, Inc., Class A*	5,869
292	Bruker Corp.*	3,451
		50,903
	Office Electronics - 0.1%
164	Zebra Technologies Corp., Class A*	5,665

	Oil & Gas Equipment & Services - 0.0%†
374	ION Geophysical Corp.*	2,487

	Semiconductor Equipment - 1.6%
254	Amkor Technology, Inc.*	1,354
4,064	Applied Materials, Inc.	44,257
74	Cabot Microelectronics Corp.	2,176
89	Cymer, Inc.*	5,092
423	Entegris, Inc.*	3,405
377	GT Advanced Technologies, Inc.*	1,930
528	KLA-Tencor Corp.	26,880
229	Kulicke & Soffa Industries, Inc.*	2,535
612	Lam Research Corp.*	21,059
721	MEMC Electronic Materials, Inc.*	1,384
584	Teradyne, Inc.*	8,591
161	Tessera Technologies, Inc.	2,326
122	Veeco Instruments, Inc.*	4,357
		125,346
	Semiconductors - 11.7%
1,841	Advanced Micro Devices, Inc.*	7,475
1,020	Altera Corp.	36,159
937	Analog Devices, Inc.	36,618
1,394	Atmel Corp.*	8,169
768	Avago Technologies Ltd.	28,416
1,526	Broadcom Corp., Class A*	51,701
152	Cavium, Inc.*	4,107
205	Cirrus Logic, Inc.*	7,538
365	Cree, Inc.*	8,742
486	Cypress Semiconductor Corp.*	5,195
110	Diodes, Inc.*	2,083
401	Fairchild Semiconductor International, Inc.*	5,558
176	First Solar, Inc.*	2,735
139	Freescale Semiconductor Ltd.*	1,483
89	Hittite Microwave Corp.*	4,510
446	Integrated Device Technology, Inc.*	2,248
15,240	Intel Corp.	391,668
218	International Rectifier Corp.*	3,715
395	Intersil Corp., Class A	3,638
669	Linear Technology Corp.	21,575

See accompanying notes to schedules of portfolio investments.

45

FocusShares Trust

Focus Morningstar Technology Index ETF

Schedule of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks (continued)
1,774	LSI Corp.*	$12,241
19	M/A-COM Technology Solutions Holdings, Inc.*	336
1,543	Marvell Technology Group Ltd.	17,374
928	Maxim Integrated Products, Inc.	25,269
600	Microchip Technology, Inc.	20,028
3,124	Micron Technology, Inc.*	19,400
280	Microsemi Corp.*	5,421
1,944	NVIDIA Corp.*	26,322
184	OmniVision Technologies, Inc.*	2,580
1,426	ON Semiconductor Corp.*	9,896
733	PMC - Sierra, Inc.*	3,900
88	Power Integrations, Inc.	3,101
866	RF Micro Devices, Inc.*	3,360
206	Semtech Corp.*	4,921
135	Silicon Laboratories, Inc.*	4,988
597	Skyworks Solutions, Inc.*	17,271
3,597	Texas Instruments, Inc.	97,982
516	TriQuint Semiconductor, Inc.*	2,910
824	Xilinx, Inc.	26,698
		937,331
	Systems Software - 16.1%
315	Ariba, Inc.*	13,995
477	BMC Software, Inc.*	18,889
1,146	CA, Inc.	27,584
529	Check Point Software Technologies Ltd.*	25,694
128	CommVault Systems, Inc.*	6,211
391	Fortinet, Inc.*	9,388
254	MICROS Systems, Inc.*	12,126
23,522	Microsoft Corp.	693,193
119	NetSuite, Inc.*	6,585
12,023	Oracle Corp.	363,095
195	Progress Software Corp.*	3,791
607	Red Hat, Inc.*	32,572
346	Rovi Corp.*	4,629
93	Sourcefire, Inc.*	4,748
2,296	Symantec Corp.*	36,162
265	VMware, Inc., Class A*	24,051
		1,282,713
	Technology Distributors - 0.6%
90	Anixter International, Inc.	5,122
352	Arrow Electronics, Inc.*	11,880
457	Avnet, Inc.*	14,395
482	Ingram Micro, Inc., Class A*	7,225
138	Insight Enterprises, Inc.*	2,313
87	ScanSource, Inc.*	2,512
130	Tech Data Corp.*	6,513
		49,960
	Trading Companies & Distributors - 0.2%
79	Watsco, Inc.	5,367
136	WESCO International, Inc.*	7,577
		12,944
	Total Common Stocks
	(Cost $7,777,703)	7,994,222

	Money Market Fund - 0.0%†
1,587	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $1,587)	1,587
	Total Investment Securities
	(Cost $7,779,290) — 100.0%	7,995,809
	Liabilities in excess of other assets — (0.0%)†	(120)
	Net Assets — 100.0%	$7,995,689

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$779,760
Aggregate gross unrealized depreciation	(583,852)
Net unrealized appreciation	$195,908
Federal income tax cost of investments	$7,799,901

See accompanying notes to schedules of portfolio investments.

46

FocusShares Trust

Focus Morningstar Utilities Index ETF

Schedule of Portfolio Investments

July 31, 2012 (Unaudited)

Shares		Value
	Common Stocks - 100.0%
	Electric Utilities - 56.7%
457	ALLETE, Inc.	$18,947
6,494	American Electric Power Co., Inc.	274,307
822	Cleco Corp.	35,971
9,350	Duke Energy Corp.	633,733
4,030	Edison International	186,105
542	El Paso Electric Co.	18,347
565	Empire District Electric Co./The	12,147
2,380	Entergy Corp.	172,955
11,395	Exelon Corp.	445,772
5,626	FirstEnergy Corp.	282,538
1,821	Great Plains Energy, Inc.	40,390
1,291	Hawaiian Electric Industries, Inc.	36,781
669	IDACORP, Inc.	28,232
691	ITC Holdings Corp.	51,265
311	MGE Energy, Inc.	14,909
5,668	NextEra Energy, Inc.	401,861
4,188	Northeast Utilities	167,017
3,147	NV Energy, Inc.	57,559
1,327	OGE Energy Corp.	70,477
3,068	Pepco Holdings, Inc.	61,237
1,460	Pinnacle West Capital Corp.	78,168
975	PNM Resources, Inc.	20,280
1,012	Portland General Electric Co.	27,557
7,780	PPL Corp.	224,842
11,704	Southern Co./The	563,548
679	UIL Holdings Corp.	25,150
542	UNS Energy Corp.	22,059
1,700	Westar Energy, Inc.	51,952
6,520	Xcel Energy, Inc.	191,036
		4,215,142
	Gas Utilities - 5.0%
1,564	AGL Resources, Inc.	63,342
1,214	Atmos Energy Corp.	43,522
282	Laclede Group, Inc./The	11,782
1,119	National Fuel Gas Co.	54,764
560	New Jersey Resources Corp.	25,704
358	Northwest Natural Gas Co.	17,431
966	Piedmont Natural Gas Co., Inc.	30,700
401	South Jersey Industries, Inc.	21,197
617	Southwest Gas Corp.	27,555
1,513	UGI Corp.	46,373
691	WGL Holdings, Inc.	27,951
		370,321
	Independent Power Producers & Energy Traders - 3.8%
8,682	AES Corp./The*	104,705
5,134	Calpine Corp.*	87,740
10,391	GenOn Energy, Inc.*	24,731
3,097	NRG Energy, Inc.	61,382
242	Ormat Technologies, Inc.	4,356
		282,914
	Multi-Utilities - 32.4%
1,485	Alliant Energy Corp.	69,364
3,267	Ameren Corp.	111,764
782	Avista Corp.	21,646
531	Black Hills Corp.	16,912
5,373	CenterPoint Energy, Inc.	113,155
227	CH Energy Group, Inc.	14,762
3,523	CMS Energy Corp.	86,877
3,912	Consolidated Edison, Inc.	252,324
7,665	Dominion Resources, Inc.	416,286
2,268	DTE Energy Co.	139,187
1,051	Integrys Energy Group, Inc.	63,628
3,825	NiSource, Inc.	97,882
484	NorthWestern Corp.	17,874
5,687	PG&E Corp.	262,512
6,847	Public Service Enterprise Group, Inc.	227,594
1,587	SCANA Corp.	78,033
3,006	Sempra Energy	211,653
2,716	TECO Energy, Inc.	49,404
1,090	Vectren Corp.	32,537
3,114	Wisconsin Energy Corp.	126,864
		2,410,258
	Oil & Gas Storage & Transportation - 0.3%
439	Targa Resources Corp.	19,338

	Water Utilities - 1.8%
2,351	American Water Works Co., Inc.	85,224
1,865	Aqua America, Inc.	47,818
		133,042
	Total Common Stocks
	(Cost $6,396,232)	7,431,015

	Money Market Fund - 0.0%†
446	JPMorgan U.S. Government Money Market Premier, 0.00% (Cost $446)	446
	Total Investment Securities
	(Cost $6,396,678) — 100.0%	7,431,461
	Other assets less liabilities — 0.0%†	1,710
	Net Assets — 100.0%	$7,433,171

*	Non-income producing security.
†	Amount represents less than 0.05%.

As of July 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,079,463
Aggregate gross unrealized depreciation	(54,604)
Net unrealized appreciation	$1,024,859
Federal income tax cost of investments	$6,406,602

See accompanying notes to schedules of portfolio investments.

47

FocusShares Trust

Notes to Schedules of Portfolio Investments

July 31, 2012 (Unaudited)

1. Organization

FocusShares Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), currently consisting of fifteen (15) investment portfolios (each, a “Fund”). FocusShares, LLC (the “Advisor”) is the investment adviser to each Fund. Each of the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF is a diversified investment company.  Each other Fund is a non-diversified investment company. The Trust was organized as a Delaware statutory trust on July 10, 2007. From November 28, 2007 until October 30, 2008, the Trust operated four exchange-traded funds that have been closed and liquidated.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”) representing publicly-traded equity securities of issuers in a particular broad market, market segment, market sector or group of industries.

2. Basis of Presentation

The preparation of the Schedules of Portfolio Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Portfolio Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Portfolio Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

In calculating net asset value (“NAV”), each Fund’s investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments are valued using “fair value pricing” as determined in good faith under Pricing and Valuation Guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before a Fund’s NAV is calculated.

The frequency with which each Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing the Funds’ investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine a Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for shares deviating from NAV.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

48

FocusShares Trust

Notes to Schedules of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

•   Level 1 — valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•   Level 2 — valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market evens, interest rates, prepayment speeds, credit risk, etc.); or

•   Level 3 — valuation inputs consist of unobservable data (including a Fund’s own assumptions).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of July 31, 2012, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type. There were no significant transfers between Level 1, Level 2 or Level 3 for the period ending July 31, 2012.

	LEVEL 1 - Quoted Prices	LEVEL 1 - Quoted Prices	Total
	Common Stocks	Money Market Funds	Investment Securities
Focus Morningstar US Market Index ETF	$19,711,257	$ ―	$19,711,257
Focus Morningstar Large Cap Index ETF	9,352,357	―	9,352,357
Focus Morningstar Mid Cap Index ETF	4,923,716	294	4,924,010
Focus Morningstar Small Cap Index ETF	6,023,905	95	6,024,000
Focus Morningstar Basic Materials Index ETF	4,175,671	―	4,175,671
Focus Morningstar Communication Services Index ETF	5,762,913	―	5,762,913
Focus Morningstar Consumer Cyclical Index ETF	2,763,125	1,139	2,764,264
Focus Morningstar Consumer Defensive Index ETF	5,970,497	―	5,970,497
Focus Morningstar Energy Index ETF	6,725,654	―	6,725,654
Focus Morningstar Financial Services Index ETF	4,537,636	71	4,537,707
Focus Morningstar Health Care Index ETF	5,904,862	―	5,904,862
Focus Morningstar Industrials Index ETF	4,828,513	―	4,828,513
Focus Morningstar Real Estate Index ETF	5,700,456	590	5,701,046
Focus Morningstar Technology Index ETF	7,994,222	1,587	7,995,809
Focus Morningstar Utilities Index ETF	7,431,015	446	7,431,461

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Focus Morningstar Small Cap Index ETF		Focus Morningstar Financial Services Index ETF
Balance as of 10/31/11	$	―		$ ―
Total gain or loss (realized/unrealized) included in earnings		6,646		3,397
Sales		(6,646)		(3,397)
Transfer into Level 3		―		―
Transfer out of Level 3		―		―
Balance as of 07/31/12	$	―		$ ―
The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 07/31/12	$	―	$	―

49

FocusShares Trust

Notes to Schedules of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

Repurchase Agreements

The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Futures Contracts

The Funds may utilize futures contracts.  Futures contracts generally provide for the future sale by one party and purchase by another party of a specified instrument, index or commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the levels of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges. The Funds may use futures contracts based on other indexes or combinations of indexes that the Advisor believes to be representative of each Fund’s respective Underlying Index.

Although futures contracts (other than cash settled futures contracts including most stock index futures contracts) by their terms call for actual delivery or acceptance of the underlying instrument or commodity, in most cases the contracts are closed out before the maturity date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying instrument or commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required.

Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

The Funds may use futures contracts thereon, together with positions in cash and money market instruments, to simulate full investment in each Fund’s respective Underlying Index. Liquid futures contracts are not currently available for the Underlying Index of each Fund. Under such circumstances, the Advisor may seek to utilize other instruments that it believes to be correlated to each Fund’s respective Underlying Index components or a subset of the components.

3.  Risk

•	Index Risk

Except with regard to the Focus Morningstar US Market Index ETF, the Focus Morningstar Large Cap Index ETF, the Focus Morningstar Mid Cap Index ETF and the Focus Morningstar Small Cap Index ETF, each Fund’s Underlying Index is new and has limited historical performance data that is not predictive of future results. Each Underlying Index and Fund rebalance only when Morningstar determines to rebalance the Underlying Index, which occurs on a quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market or sector the Underlying Indexes seek to track due to changes that are reflected in the market or sector more quickly than the quarterly rebalancing process can track.

50

FocusShares Trust

Notes to Schedules of Portfolio Investments (continued)

July 31, 2012 (Unaudited)

•	Index Tracking Risk

Imperfect correlation between the Fund's portfolio securities and those in the Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, which is the divergence of the Fund's performance from that of the Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the Underlying Index does not.

•	Concentration Risk

This risk applies to all Funds except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF. To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry.  Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

•	Non-Diversified Risk

This risk applies to each Fund except the Focus Morningstar US Market Index ETF, Focus Morningstar Large Cap Index ETF, Focus Morningstar Mid Cap Index ETF and Focus Morningstar Small Cap Index ETF. The Funds are separate investment portfolios of the Trust, which is an open-end investment company registered under the 1940 Act. The Funds are classified as “non-diversified” investment companies under the 1940 Act. As a result, the Funds are subject to the risk that they will be more volatile than a diversified fund because each Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise its Underlying Index. As a result, the gains and losses on a single security may have a greater impact on a Fund’s NAV and may make the Fund more volatile than diversified funds.

•	Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

4.  Subsequent Events

The Board of Trustees of the Trust (the “Board”), in consultation with the Funds’ investment adviser, FocusShares, LLC (“Advisor”), determined at a meeting of the Board, held on August 6, 2012, to discontinue and liquidate each Fund as of August 30, 2012 based on, among other factors, the Advisor’s belief that it would be in the best interests of each Fund and its shareholders. The Board carefully considered current market conditions, the inability of the Funds to attract significant market interest since their inception, and their future viability as well as prospects for growth in the Funds’ assets in the foreseeable future.

51

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FocusShares Trust

By:	/s/ Scott Golde
Scott Golde President September 12, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Golde
Scott Golde President September 12, 2012

By:	/s/ Brent Arvidson
Brent Arvidson Chief Financial Officer and Treasurer September 12, 2012